                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811 - 2729
                                   ---------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza   Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Robert H. Graham   11 Greenway Plaza   Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626 - 1919
                                                   -----------------------------

Date of fiscal year end:    8/31
                        --------------

Date of reporting period:   8/31/05
                         -------------

Item 1. Reports to Stockholders.

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                                 August 31, 2005
                                                                   Annual Report

[COVER IMAGE]                        ANNUAL




                   [YOUR GOALS. OUR SOLUTIONS.]
                     --Registered Trademark--

  [1980-2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Cash Management Class of the Government & Agency
                    Portfolio of Short-Term Investments Trust, part of AIM Cash
      [GRAHAM       Management, covering the fiscal year ended August 31, 2005.
      PHOTO]        This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.

                        The Portfolio seeks to maximize current income
 ROBERT H. GRAHAM   consistent with the preservation of capital and the
                    maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to
                    payment of principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase
    [WILLIAMSON     agreements secured by such obligations. Securities purchased
      PHOTO]        by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
MARK H. WILLIAMSON  returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    DATA AS OF 8/31/05

                    YIELD                                  WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD    MONTHLY YIELD       RANGE DURING FISCAL YEAR    FISCAL YEAR END

                        3.39%             3.30%                  25-40 Days                27 Days

                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $653.3 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
     [CROCKETT
      PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an      expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading         and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you          hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.      shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                           in the table are meant to highlight your
period and held for the entire period                                                      ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)

    Cash
 Management           $1,000.00                 $1,014.50                $1.02                $1,024.20                 $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.



* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
  government money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005            2004         2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02        0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)      (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.36%            0.95%       1.22%       2.01%       5.38%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $653,382       $1,005,027    $740,833    $553,821    $407,924
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%       0.20%       0.20%       0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.27%(b)         0.25%       0.25%       0.25%       0.25%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.34%(b)         0.95%       1.20%       1.93%       5.06%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $629,066,906.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  GAP-AR-3             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                 Corporate Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report

[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH
 CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Corporate Class of the Government & Agency Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
      [GRAHAM       covering the fiscal year ended August 31, 2005. This year,
      PHOTO]        AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

 ROBERT H. GRAHAM       The Portfolio seeks to maximize current income
                    consistent with the preservation of capital and the maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to
                    payment of principal and interest by the U.S. Government or
    [WILLIAMSON     by its agencies or instrumentalities, as well as repurchase
      PHOTO]        agreements secured by such obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for MARK H. WILLIAMSON higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    DATA AS OF 8/31/05


                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                         3.44%               3.35%                25-40 Days               27 Days
                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $62.0 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    ==================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
     [CROCKETT
      PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,        return of 5% per year before expenses,
                                             to estimate the expenses that you paid        which is not the Fund's actual return.
As a shareholder of the Fund, you incur      over the period. Simply divide your           The example is based on an investment of
ongoing costs, including management          account value by $1,000 (for example, an      $1,000 invested at the beginning of the
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      period and held for the entire period
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         March 1, 2005, through August 31, 2005.
example is intended to help you              number in the table under the heading
understand your ongoing costs (in            entitled "Actual Expenses Paid During             The hypothetical account values and
dollars) of investing in the Fund and to     Period" to estimate the expenses you          expenses may not be used to estimate the
compare these costs with ongoing costs       paid on your account during the period,       actual ending account balance or
of investing in other mutual funds. The      June 30, 2005, through August 31, 2005.       expenses you paid for the period. [You
actual ending account value and expenses     Because the actual ending account value       may use this information to compare the
in the below example are based on an         and expense information in the example        ongoing costs of investing in the Fund
investment of $1,000 invested on June        is not based upon a six month period,         and other funds.] To do so, compare this
30, 2005 (the date the share class           the ending account value and expense          5% hypothetical example with the 5%
commenced operations) and held through       information may not provide a meaningful      hypothetical examples that appear in the
August 31, 2005. The hypothetical ending     comparison to mutual funds that provide       shareholder reports of the other funds.
account value and expenses in the below      such information for a full six month
example are based on an investment of        period.                                           Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire six month     HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
period March 1, 2005, through August 31,     COMPARISON PURPOSES                           hypothetical information is useful in
2005.                                                                                      comparing ongoing costs only, and will
                                             The table below also provides                 not help you determine the relative
ACTUAL EXPENSES                              information about hypothetical account        total costs of owning different funds.
                                             values and hypothetical expenses based
The table below provides information         on the Fund's actual expense ratio and
about actual account values and actual       an assumed rate of
expenses. You may use the information in
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/1/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(3)

  Corporate(4)        $1,000.00                 $1,014.10                $0.26                $1,024.45                $0.77

(1) The actual ending account value is based on the actual total return of the Fund for the period June 30, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2005-August 31, 2005.

(2) Actual expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 63 (June 30, 2005 through August 31, 2005) /365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Corporate Class shares of the Fund and other funds because such data is based on a full six month period.

(4) Corporate Class shares commenced operations June 30, 2005.

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

*The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                                                         (continued)

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE
                                                              -------------
                                                              JUNE 30, 2005
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               AUGUST 31,
                                                                  2005
---------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00
---------------------------------------------------------------------------
Net investment income                                               0.01
===========================================================================
Less dividends from net investment income                          (0.01)
===========================================================================
Net asset value, end of period                                   $  1.00
___________________________________________________________________________
===========================================================================
Total return(a)                                                     1.50%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $62,008
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.15%(b)
---------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.20%(b)
___________________________________________________________________________
===========================================================================
Ratio of net investment income to average net assets                2.39%(b)
___________________________________________________________________________
===========================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,259,107.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-2             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                           ANNUAL

                    [YOUR GOALS. OUR SOLUTIONS.]
                      --Registered Trademark--
[1980-2005 25TH ]                            [AIM INVESTMENTS LOGO APPEARS HERE]
[CASH MANAGEMENT LOGO]                             --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Institutional Class of the Government & Agency Portfolio
      [GRAHAM       of Short-Term Investments Trust, part of AIM Cash
      PHOTO]        Management, covering the fiscal year ended August 31, 2005.
                    This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.
 ROBERT H. GRAHAM
                        The Portfolio seeks to maximize current income
                    consistent with the preservation of capital and the maintenance of liquidity.

    [WILLIAMSON         The Portfolio invests in direct obligations of the U.S.
      PHOTO] Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased
MARK H. WILLIAMSON  by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================     ============================================
                    DATA AS OF 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                          3.47%             3.38%                25-40 Days                27 Days
                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $999.5 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS,AS OF 8/31/05

1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

     [CROCKETT          At our most recent meeting in June 2005, your Board
      PHOTO]        approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more
                    than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.


                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over          The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       actual ending account balance or
ongoing costs, including management fees     account value divided by $1,000 = 8.6),       expenses you paid for the period. You
and other Fund expenses. This example is     then multiply the result by the number        may use this information to compare the
intended to help you understand your         in the table under the heading entitled       ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       and other funds. To do so, compare this
in the Fund and to compare these costs       estimate the expenses you paid on your        5% hypothetical example with the 5%
with ongoing costs of investing in other     account during this period.                   hypothetical examples that appear in the
mutual funds. The example is based on an                                                   shareholder reports of the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR
beginning of the period and held for the     COMPARISON PURPOSES                               Please note that the expenses shown
entire period March 1, 2005, through                                                       in the table are meant to highlight your
August 31, 2005.                             The table below also provides                 ongoing costs only. Therefore, the
                                             information about hypothetical account        hypothetical information is useful in
ACTUAL EXPENSES                              values and hypothetical expenses based        comparing ongoing costs only, and will
                                             on the Fund's actual expense ratio and        not help you determine the relative
The table below provides information         an assumed rate of return of 5% per year      total costs of owning different funds.
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table, together with the amount you
invested, to

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/1/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)

Institutional          $1,000.00                 $1,014.90               $0.61                 $1,024.60               $0.61


(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
government money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005            2004          2003          2002         2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02        0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)      (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.44%            1.03%         1.30%         2.09%       5.47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $999,532       $1,271,847    $1,503,729    $1,624,735    $737,168
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.12%       0.09%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.17%(b)         0.15%         0.15%         0.15%       0.15%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets              2.42%(b)         1.03%         1.28%         2.01%       5.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $928,160,367.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.




[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-1             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report

[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

   [1980-2005 25TH
CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Personal Investment Class of the Government & Agency
                    Portfolio of Short-Term Investments Trust, part of AIM Cash
      [GRAHAM       Management, covering the fiscal year ended August 31, 2005.
      PHOTO]        This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.

                        The Portfolio seeks to maximize current income
 ROBERT H. GRAHAM   consistent with the preservation of capital and the
                    maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to
                    payment of principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase
    [WILLIAMSON     agreements secured by such obligations. Securities purchased
      PHOTO]        by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
MARK H. WILLIAMSON  returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================     ============================================
                    DATA AS OF 8/31/05


                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                         2.92%              2.83%                25-40 Days                 27 Days
                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $38.0 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
     [CROCKETT
      PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an      expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading         and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you          hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.      shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                           in the table are meant to highlight your
period and held for the entire period                                                      ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)

  Personal
 Investment           $1,000.00                 $1,012.10                $3.40                $1,021.83                $3.41

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
  government money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.01       0.01       0.02(a)    0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (0.01)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  1.88%         0.48%      0.74%      1.58%      4.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,024       $29,147    $21,132    $23,793    $24,985
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(c)      0.67%      0.67%      0.62%      0.59%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.92%(c)      0.90%      0.90%      0.90%      0.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             1.87%(c)      0.48%      0.73%      1.51%      4.64%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $36,078,184.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-6             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report

[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of the Government & Agency
                    Portfolio of Short-Term Investments Trust, part of AIM Cash
      [GRAHAM       Management, covering the fiscal year ended August 31, 2005.
      PHOTO]        This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.

                        The Portfolio seeks to maximize current income
 ROBERT H. GRAHAM   consistent with the preservation of capital and the
                    maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to
                    payment of principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase
    [WILLIAMSON     agreements secured by such obligations. Securities purchased
      PHOTO]        by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
MARK H. WILLIAMSON  returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    DATA AS OF 8/31/05


                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                        3.17%               3.08%                25-40 Days                27 Days
                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $750.8 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
     [CROCKETT
      PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an      expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading         and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you          hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.      shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                           in the table are meant to highlight your
period and held for the entire period                                                      ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)
    Private
   Investment         $1,000.00                 $1,013.30                $2.13                $1,023.09                $2.14

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
  government money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.14%          0.73%       0.99%       1.78%       5.15%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $750,824       $484,967    $503,365    $281,993    $254,318
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(b)       0.65%       0.65%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.12%(b)       0.73%       0.98%       1.71%       4.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $614,985,213.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-5             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Reserve Class of the Government & Agency Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
      [GRAHAM       covering the fiscal year ended August 31, 2005. This year,
      PHOTO]        AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

 ROBERT H. GRAHAM       The Portfolio seeks to maximize current income
                    consistent with the preservation of capital and the maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to
                    payment of principal and interest by the U.S. Government or
    [WILLIAMSON     by its agencies or instrumentalities, as well as repurchase
      PHOTO]        agreements secured by such obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for MARK H. WILLIAMSON higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    DATA AS OF 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                        2.60%                2.51%                25-40 Days               27 Days

                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $4.6 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
   [CROCKETT
     PHOTO]             At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an      expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading         and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you          hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.      shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                           in the table are meant to highlight your
period and held for the entire period                                                      ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/1/05)                 (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)

   Reserve            $1,000.00                 $1,010.40                $5.02                $1,020.21                $5.04

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
  government money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESERVE CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2005         2004       2003       2002      2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                           0.02          0.00      0.004      0.01      0.05
=================================================================================================================
Less dividends from net investment income                      (0.02)        (0.00)    (0.004)    (0.01)    (0.05)
=================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                 1.56%         0.15%      0.43%     1.27%     4.63%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,640       $ 2,839    $ 4,166    $7,882    $7,516
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)      0.99%      0.98%     0.92%     0.89%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.17%(b)      1.15%      1.15%     1.15%     1.15%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets            1.55%(b)      0.16%      0.42%     1.21%     4.34%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,283,380.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-7             Fund Management Company

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report

[COVER IMAGE]                        ANNUAL



                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

     [1980-2005 25TH                         [AIM INVESTMENTS LOGO APPEARS HERE]
   CASH MANAGEMENT LOGO]                           --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of the Government & Agency Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
      [GRAHAM       covering the fiscal year ended August 31, 2005. This year,
      PHOTO]        AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

                        The Portfolio seeks to maximize current income
 ROBERT H. GRAHAM   consistent with the preservation of capital and the
                    maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
     [WILLIAMSON    returns. The portfolio continued to maintain a relatively
        PHOTO]      short maturity structure to take advantage of any sudden
                    rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market
MARK H. WILLIAMSON  price exposure and management.

                    =================================     ============================================
                    DATA AS OF 8/31/05


                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                         3.31%               3.22%                25-40 Days                27 Days
                    =================================     ============================================

                    ==================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $230.7 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY     provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                         75.0%
8-30                         3.6
31-60                        5.4
61-90                        7.3
91-150                       4.0
151-210                      1.1      Treasury securities are guaranteed as to timely payment of principal and interest if held to
211+                         3.6      maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
     [CROCKETT
      PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an      expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =      may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the         ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading         and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you          hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.      shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                           in the table are meant to highlight your
period and held for the entire period                                                      ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

===================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)

  Resource            $1,000.00                 $1,014.10                $1.42                $1,023.79                 $1.43

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government & Agency        credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      qualifications of AIM to provide              fee rates for two institutional money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance in such periods was above         those of the Fund that the Board
Senior Officer of the Fund, who is           the median performance of such                reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       agreed to waive fees and/or limit
is to manage the process by which the        the Board concluded that no changes           expenses of the Fund, as discussed
Fund's proposed management fees are          should be made to the Fund and that it        below. Based on this review, the Board
negotiated to ensure that they are           was not necessary to change the Fund's        concluded that the advisory fee rate for
negotiated in a manner which is at arm's     portfolio management team at this time.       the Fund under the Advisory Agreement
length and reasonable. To that end, the                                                    was fair and reasonable.
Senior Officer must either supervise a       o The performance of the Fund relative
competitive bidding process or prepare       to indices. The Board reviewed the            o Expense limitations and fee waivers.
an independent written evaluation. The       performance of the Fund during the past       The Board noted that AIM has
Senior Officer has recommended an            one, three and five calendar years            contractually agreed to waive fees
independent written evaluation in lieu       against the performance of the Lipper         and/or limit expenses of the Fund in an
of a competitive bidding process and,        Institutional U.S. Government Money           amount necessary to limit total annual
upon the direction of the Board, has         Market Index.* The Board noted that the       operating expenses to a specified
prepared such an independent written         Fund's performance for the one and three      percentage of average daily net assets
evaluation. Such written evaluation also     year periods was above the performance        for each class of the Fund. The Board
considered certain of the factors            of such Index and comparable to such          considered the contractual nature of
discussed below. In addition, as             Index for the five year period. Based on      this fee waiver/expense limitation and
discussed below, the Senior Officer made     this review, the Board concluded that no      noted that it remains in effect until
certain recommendations to the Board in      changes should be made to the Fund and        August 31, 2006. The Board considered
connection with such written evaluation.     that it was not necessary to change the       the effect this fee waiver/expense
                                             Fund's portfolio management team at this      limitation would have on the Fund's
    The discussion below serves as a         time.                                         estimated expenses and concluded that
summary of the Senior Officer's                                                            the levels of fee waivers/expense
independent written evaluation and           o Meeting with the Fund's portfolio           limitations for the Fund were fair and
recommendations to the Board in              managers and investment personnel. With       reasonable.
connection therewith, as well as a           respect to the Fund, the Board is
discussion of the material factors and       meeting periodically with such Fund's         o Breakpoints and economies of scale.
the conclusions with respect thereto         portfolio managers and/or other               The Board reviewed the structure of the
that formed the basis for the Board's        investment personnel and believes that        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          such individuals are competent and able       Agreement, noting that it does not
After consideration of all of the            to continue to carry out their                include any breakpoints. The Board
factors below and based on its informed      responsibilities under the Advisory           considered whether it would be
business judgment, the Board determined      Agreement.                                    appropriate to add advisory fee
that the Advisory Agreement is in the                                                      breakpoints for the Fund or whether, due
best interests of the Fund and its           o Overall performance of AIM. The Board       to the nature of the Fund and the
shareholders and that the compensation       considered the overall performance of         advisory fee structures of comparable
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      funds, it was reasonable to structure
fair and reasonable and would have been      portfolio administrative services to the      the advisory fee without breakpoints.
obtained through arm's length                Fund and concluded that such performance      Based on this review, the Board
negotiations.                                was satisfactory.                             concluded that it was not necessary to
                                                                                           add advisory fee breakpoints to the
o The nature and extent of the advisory                                                    Fund's advisory fee schedule. The Board
services to be provided by AIM. The                                                        reviewed the level of the Fund's
Board reviewed the services to be                                                          advisory fees, and noted that such fees,
provided by AIM under the Advisory                                                         as a percentage of the Fund's net
Agreement. Based on such review, the                                                       assets, would remain constant under the
Board concluded that the range of                                                          Advisory Agreement because the Advisory
services to be provided by AIM under the                                                   Agreement does not include any
Advisory Agreement was appropriate and                                                     breakpoints. The Board concluded that
that AIM currently is providing services                                                   the Fund's fee levels under the Advisory
in accordance with the terms of the                                                        Agreement therefore would not reflect
Advisory Agreement.                                                                        economies of scale.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S.
  government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                                                          (continued)

o Investments in affiliated money market     o Historical relationship between the
funds. Not applicable because the Fund       Fund and AIM. In determining whether to
does not invest in affiliated money          continue the Advisory Agreement for the
market funds.                                Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund, who is independent of AIM and      of such knowledge. The Board also
AIM's affiliates, had prepared an            reviewed the general nature of the
independent written evaluation in order      non-investment advisory services
to assist the Board in determining the       currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board reviewed               determining whether to continue the
information concerning the profitability     Advisory Agreement for the Fund, the
of AIM's (and its affiliates')               Board considered the fact that AIM,
investment advisory and other activities     along with others in the mutual fund
and its financial condition. The Board       industry, is subject to regulatory
considered the overall profitability of      inquiries and litigation related to a
AIM, as well as the profitability of AIM     wide range of issues. The Board also
in connection with managing the Fund.        considered the governance and compliance
The Board noted that AIM's operations        reforms being undertaken by AIM and its
remain profitable, although increased        affiliates, including maintaining an
expenses in recent years have reduced        internal controls committee and
AIM's profitability. Based on the review     retaining an independent compliance
of the profitability of AIM's and its        consultant, and the fact that AIM has
affiliates' investment advisory and          undertaken to cause the Fund to operate
other activities and its financial           in accordance with certain governance
condition, the Board concluded that the      policies and practices. The Board
compensation to be paid by the Fund to       concluded that these actions indicated a
AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
excessive.                                   adhere to the highest ethical standards,
                                             and determined that the current
o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
Board considered the benefits realized       which AIM is subject should not prevent
by AIM as a result of brokerage              the Board from continuing the Advisory
transactions executed through "soft          Agreement for the Fund.
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by other funds advised by AIM are used
to pay for research and execution
services. This research may be used by
AIM in making investment decisions for
the Fund. The Board concluded that such
arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (a)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.28%          0.87%       1.13%       1.92%       5.30%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $230,735       $387,168    $371,428    $310,690    $293,644
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.37%(b)       0.35%       0.35%       0.35%       0.35%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.26%(b)       0.87%       1.12%       1.85%       4.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $213,069,800.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.
For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.42% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100% and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  GAP-AR-4             Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                         ANNUAL






[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Cash Management Class of the Government TaxAdvantage
                    Portfolio of Short-Term Investments Trust, part of AIM Cash
    [GRAHAM         Management, covering the fiscal year ended August 31, 2005.
     PHOTO]         This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.
ROBERT H. GRAHAM
                       The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
                    U.S. Treasury and in U.S. Government agency securities with maturities of 397 days or less. This is intended to provide
  [WILLIAMSON       shareholders with dividends exempt from state and local
     PHOTO]         income taxes in some jurisdictions. Investors residing in
                    states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
MARK H. WILLIAMSON  your particular situation.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                                             ==================================        =============================================
                                             DATA AS OF 8/31/05


                                             YIELD                                     WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD      MONTHLY YIELD        RANGE DURING FISCAL YEAR      FISCAL YEAR END

                                                  3.30%               3.22%                   10-44 Days                 35 Days

                                             ==================================        =============================================

                                             =======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $34.6 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                                             =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                            /s/ MARK H. WILLIAMSON

Robert H. Graham                                Mark H. Williamson
Vice Chair & President,                         Director & President,
Short-Term Investments Trust                    A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================     The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY       provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                          69.7%
8-14                          0.0
15-60                        11.7
61-120                       14.9
121-180                       0.9
181-240                       0.0       Treasury securities are guaranteed as to timely payment of principal and interest if held to
241+                          2.8       maturity. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
===================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
   [CROCKETT        majority of these expense reductions, which took effect July
     PHOTO]         1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a
BRUCE L. CROCKETT   higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the      may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual      ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate      and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                           hypothetical examples that appear in the
compare these costs with ongoing costs                                                     shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire period        The table below also provides                 ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account        hypothetical information is useful in
                                             values and hypothetical expenses based        comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        not help you determine the relative
                                             an assumed rate of return of 5% per year      total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                        ACTUAL                                  HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                EXPENSES
  SHARE                VALUE               VALUE                 PAID DURING           VALUE                    PAID DURING
  CLASS              (3/1/05)           (8/31/05)(1)               PERIOD(2)         (8/31/05)                    PERIOD(2)

  Cash
Management          $1,000.00            $1,014.20                  $1.02            $1,024.20                     $1.02


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government                 credentials and experience of the             strategies. The Board reviewed the
TaxAdvantage Portfolio (the "Fund") and,     officers and employees of AIM who will        advisory fee rate for the Fund under the
as required by law, determines annually      provide investment advisory services to       Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                    this rate was comparable to the advisory
the Fund's advisory agreement with A I M     qualifications of AIM to provide              fee rates for two institutional money
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
   The Board considered the factors          appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
   One of the responsibilities of the        performance for the one and three year        those of the Fund that the Board
Senior Officer of the Fund, who is           periods was above the median performance      reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     of such comparable funds and below such       agreed to waive fees and/or limit
is to manage the process by which the        median performance for the five year          expenses of the Fund, as discussed
Fund's proposed management fees are          period. Based on this review, the Board       below. Based on this review, the Board
negotiated to ensure that they are           concluded that no changes should be made      concluded that the advisory fee rate for
negotiated in a manner which is at arm's     to the Fund and that it was not               the Fund under the Advisory Agreement
length and reasonable. To that end, the      necessary to change the Fund's portfolio      was fair and reasonable.
Senior Officer must either supervise a       management team at this time.
competitive bidding process or prepare                                                     o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative        The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the            contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the past       and/or limit expenses of the Fund in an
of a competitive bidding process and,        one, three and five calendar years            amount necessary to limit total annual
upon the direction of the Board, has         against the performance of the Lipper         operating expenses to a specified
prepared such an independent written         Institutional U.S. Government Money           percentage of average daily net assets
evaluation. Such written evaluation also     Market Index.* The Board noted that the       for each class of the Fund. The Board
considered certain of the factors            Fund's performance for the one and three      considered the contractual nature of
discussed below. In addition, as             year periods was above the performance        this fee waiver/expense limitation and
discussed below, the Senior Officer made     of such Index and comparable to such          noted that it remains in effect until
certain recommendations to the Board in      Index for the five year period. Based on      August 31, 2006. The Board considered
connection with such written evaluation.     this review, the Board concluded that no      the effect this fee waiver/expense
                                             changes should be made to the Fund and        limitation would have on the Fund's
   The discussion below serves as a          that it was not necessary to change the       estimated expenses and concluded that
summary of the Senior Officer's              Fund's portfolio management team at this      the levels of fee waivers/expense
independent written evaluation and           time.                                         limitations for the Fund were fair and
recommendations to the Board in                                                            reasonable.
connection therewith, as well as a           o Meeting with the Fund's portfolio
discussion of the material factors and       managers and investment personnel. With       o Breakpoints and economies of scale.
the conclusions with respect thereto         respect to the Fund, the Board is             The Board reviewed the structure of the
that formed the basis for the Board's        meeting periodically with such Fund's         Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          portfolio managers and/or other               Agreement, noting that it includes two
After consideration of all of the            investment personnel and believes that        breakpoints. The Board reviewed the
factors below and based on its informed      such individuals are competent and able       level of the Fund's advisory fees, and
business judgment, the Board determined      to continue to carry out their                noted that such fees, as a percentage of
that the Advisory Agreement is in the        responsibilities under the Advisory           the Fund's net assets, would decrease as
best interests of the Fund and its           Agreement.                                    net assets increase because the Advisory
shareholders and that the compensation                                                     Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board       Board noted that, due to the Fund's
fair and reasonable and would have been      considered the overall performance of         current asset levels and the way in
obtained through arm's length                AIM in providing investment advisory and      which the advisory fee breakpoints have
negotiations.                                portfolio administrative services to the      been structured, the Fund has yet to
                                             Fund and concluded that such performance      benefit from the breakpoints. The Board
o The nature and extent of the advisory      was satisfactory.                             concluded that the Fund's fee levels
services to be provided by AIM. The                                                        under the Advisory Agreement therefore
Board reviewed the services to be                                                          would reflect economies of scale at
provided by AIM under the Advisory                                                         higher asset levels and that it was not
Agreement. Based on such review, the                                                       necessary to change the advisory fee
Board concluded that the range of                                                          breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                   schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2005          2004      2003      2002       2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02         0.01      0.01       0.02       0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.00)    (0.00)     (0.00)     (0.00)
==================================================================================================================
    Total distributions                                         (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
==================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  2.31%        0.91%     1.16%      1.90%      5.23%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,654       $5,073    $2,563    $17,260    $19,254
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)     0.20%     0.21%      0.21%      0.20%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.51%(b)     0.43%     0.43%      0.35%      0.36%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets             2.32%(b)     0.90%     1.13%      1.90%      4.92%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,450,751.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  TAP-AR-3             Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                         ANNUAL





[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Institutional Class of the Government TaxAdvantage
    [GRAHAM         Portfolio of Short-Term Investments Trust, part of AIM Cash
     PHOTO]         Management, covering the fiscal year ended August 31, 2005.
                    This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.
ROBERT H. GRAHAM
                       The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
                    U.S. Treasury and in U.S. Government agency securities with
   [WILLIAMSON      maturities of 397 days or less. This is intended to provide
      PHOTO]        shareholders with dividends exempt from state and local
                    income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not
MARK H. WILLIAMSON  constitute tax advice. Please consult your tax advisor for your particular situation.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                                             ==================================      ===============================================
                                             DATA AS OF 8/31/05


                                             YIELD                                   WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD      MONTHLY YIELD      RANGE DURING FISCAL YEAR      FISCAL YEAR END

                                                  3.38%              3.30%                  10-44 Days                 35 Days

                                             ==================================      ===============================================

                                             =======================================================================================
                                             NET ASSETS AT FISCAL YEAR END

                                             $82.8 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.

                                             =======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/S/ ROBERT H. GRAHAM                             /S/ MARK H. WILLIAMSON

Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          Director & President,
Short-Term Investments Trust                     A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.





==================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as
IN DAYS, AS OF 8/31/05                       amended.

1-7                          69.7%
8-14                          0.0
15-60                        11.7
61-120                       14.9
121-180                       0.9            Treasury securities are guaranteed as to timely payment of principal and
181-240                       0.0            interest if held to maturity. Many securities purchased by the Fund are not
241+                          2.8            guaranteed by the U.S. Government.
==================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
  [CROCKETT         majority of these expense reductions, which took effect July
     PHOTO]         1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over         The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       actual ending account balance or
ongoing costs, including management fees     account value divided by $1,000 = 8.6),       expenses you paid for the period. You
and other Fund expenses. This example is     then multiply the result by the number        may use this information to compare the
intended to help you understand your         in the table under the heading entitled       ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       and other funds. To do so, compare this
in the Fund and to compare these costs       estimate the expenses you paid on your        5% hypothetical example with the 5%
with ongoing costs of investing in other     account during this period.                   hypothetical examples that appear in the
mutual funds. The example is based on an                                                   shareholder reports of the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR
beginning of the period and held for the     COMPARISON PURPOSES                              Please note that the expenses shown in
entire period March 1, 2005, through                                                       the table are meant to highlight your
August 31, 2005.                             The table below also provides                 ongoing costs only. Therefore, the
                                             information about hypothetical account        hypothetical information is useful in
ACTUAL EXPENSES                              values and hypothetical expenses based        comparing ongoing costs only, and will
                                             on the Fund's actual expense ratio and        not help you determine the relative
The table below provides information         an assumed rate of return of 5% per year      total costs of owning different funds.
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table, together with the amount you
invested, to

====================================================================================================================================
                                                        ACTUAL                                    HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT            EXPENSES         ENDING ACCOUNT                    EXPENSES
   SHARE              VALUE                VALUE                PAID DURING           VALUE                        PAID DURING
   CLASS             (3/1/05)           (8/31/05)(1)              PERIOD(2)         (8/31/05)                        PERIOD(2)

Institutional       $1,000.00            $1,014.60                 $0.61             $1,024.60                         $0.61



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government                 credentials and experience of the             strategies. The Board reviewed the
TaxAdvantage Portfolio (the "Fund") and,     officers and employees of AIM who will        advisory fee rate for the Fund under the
as required by law, determines annually      provide investment advisory services to       Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                    this rate was comparable to the advisory
the Fund's advisory agreement with A I M     qualifications of AIM to provide              fee rates for two institutional money
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
   The Board considered the factors          appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
   One of the responsibilities of the        performance for the one and three year        those of the Fund that the Board
Senior Officer of the Fund, who is           periods was above the median performance      reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     of such comparable funds and below such       agreed to waive fees and/or limit
is to manage the process by which the        median performance for the five year          expenses of the Fund, as discussed
Fund's proposed management fees are          period. Based on this review, the Board       below. Based on this review, the Board
negotiated to ensure that they are           concluded that no changes should be made      concluded that the advisory fee rate for
negotiated in a manner which is at arm's     to the Fund and that it was not               the Fund under the Advisory Agreement
length and reasonable. To that end, the      necessary to change the Fund's portfolio      was fair and reasonable.
Senior Officer must either supervise a       management team at this time.
competitive bidding process or prepare                                                     o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative        The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the            contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the past       and/or limit expenses of the Fund in an
of a competitive bidding process and,        one, three and five calendar years            amount necessary to limit total annual
upon the direction of the Board, has         against the performance of the Lipper         operating expenses to a specified
prepared such an independent written         Institutional U.S. Government Money           percentage of average daily net assets
evaluation. Such written evaluation also     Market Index.* The Board noted that the       for each class of the Fund. The Board
considered certain of the factors            Fund's performance for the one and three      considered the contractual nature of
discussed below. In addition, as             year periods was above the performance        this fee waiver/expense limitation and
discussed below, the Senior Officer made     of such Index and comparable to such          noted that it remains in effect until
certain recommendations to the Board in      Index for the five year period. Based on      August 31, 2006. The Board considered
connection with such written evaluation.     this review, the Board concluded that no      the effect this fee waiver/expense
                                             changes should be made to the Fund and        limitation would have on the Fund's
   The discussion below serves as a          that it was not necessary to change the       estimated expenses and concluded that
summary of the Senior Officer's              Fund's portfolio management team at this      the levels of fee waivers/expense
independent written evaluation and           time.                                         limitations for the Fund were fair and
recommendations to the Board in                                                            reasonable.
connection therewith, as well as a           o Meeting with the Fund's portfolio
discussion of the material factors and       managers and investment personnel. With       o Breakpoints and economies of scale.
the conclusions with respect thereto         respect to the Fund, the Board is             The Board reviewed the structure of the
that formed the basis for the Board's        meeting periodically with such Fund's         Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          portfolio managers and/or other               Agreement, noting that it includes two
After consideration of all of the            investment personnel and believes that        breakpoints. The Board reviewed the
factors below and based on its informed      such individuals are competent and able       level of the Fund's advisory fees, and
business judgment, the Board determined      to continue to carry out their                noted that such fees, as a percentage of
that the Advisory Agreement is in the        responsibilities under the Advisory           the Fund's net assets, would decrease as
best interests of the Fund and its           Agreement.                                    net assets increase because the Advisory
shareholders and that the compensation                                                     Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board       Board noted that, due to the Fund's
fair and reasonable and would have been      considered the overall performance of         current asset levels and the way in
obtained through arm's length                AIM in providing investment advisory and      which the advisory fee breakpoints have
negotiations.                                portfolio administrative services to the      been structured, the Fund has yet to
                                             Fund and concluded that such performance      benefit from the breakpoints. The Board
o The nature and extent of the advisory      was satisfactory.                             concluded that the Fund's fee levels
services to be provided by AIM. The                                                        under the Advisory Agreement therefore
Board reviewed the services to be                                                          would reflect economies of scale at
provided by AIM under the Advisory                                                         higher asset levels and that it was not
Agreement. Based on such review, the                                                       necessary to change the advisory fee
Board concluded that the range of                                                          breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                   schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its financial           the Board from continuing the Advisory
condition, the Board concluded that the      Agreement for the Fund.
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02          0.01       0.01       0.02        0.05
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)     (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                          (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   2.39%         0.99%      1.24%      1.98%       5.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,845       $56,192    $84,989    $67,754    $208,307
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)      0.12%      0.13%      0.13%       0.12%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.41%(b)      0.33%      0.33%      0.25%       0.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)      0.98%      1.21%      1.98%       5.00%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $53,368,687.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  TAP-AR-1             Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --REGISTERED TRADEMARK--                         --REGISTERED TRADEMARK--


  [1980--2005 25TH
CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:


                    We are pleased to present this report on the performance of the Personal Investment Class of the Government TaxAdvantage
                    Portfolio of Short-Term Investments Trust, part of AIM Cash
     [GRAHAM        Management, covering the fiscal year ended August 31, 2005.
      PHOTO]        This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.
 ROBERT H. GRAHAM

                       The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
                    U.S. Treasury and in U.S. Government agency securities with
   [WILLIAMSON      maturities of 397 days or less. This is intended to provide
      PHOTO]        shareholders with dividends exempt from state and local
                    income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not
MARK H. WILLIAMSON  constitute tax advice. Please consult your tax advisor for your particular situation.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             ===================================     ===============================================
                                             DATA AS OF 8/31/05

                                             YIELD                                   WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD      MONTHLY YIELD      RANGE DURING FISCAL YEAR        FISCAL YEAR END

                                                 2.83%                2.75%                  10-44 Days                  35 Days

                                             ===================================     ===============================================

                                             =======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $5.6 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                                             =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS


The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.


   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.


   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.




===================================          The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05

1-7                           69.7%
8-14                           0.0
15-60                         11.7
61-120                        14.9
121-180                        0.9
181-240                        0.0           Treasury securities are guaranteed as to timely payment of principal and interest if
241+                           2.8           held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S.
===================================          Government.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
    [CROCKETT       majority of these expense reductions, which took effect July
      PHOTO]        1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                    At subcommittee meetings, held throughout the year, the performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                    Be assured that your Board is working closely with the management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the      may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual      ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate      and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                           hypothetical examples that appear in the
compare these costs with ongoing costs                                                     shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire period        The table below also provides                 ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account        hypothetical information is useful in
                                             values and hypothetical expenses based        comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        not help you determine the relative
                                             an assumed rate of return of 5% per year      total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                         ACTUAL                                 HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT            EXPENSES         ENDING ACCOUNT                EXPENSES
   SHARE               VALUE                VALUE                PAID DURING           VALUE                    PAID DURING
   CLASS              (3/1/05)            (8/31/05)(1)             PERIOD(2)         (8/31/05)                    PERIOD(2)

 Personal
Investment            $1,000.00            $1,011.80                $3.40            $1,021.83                     $3.41

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government                 credentials and experience of the             strategies. The Board reviewed the
TaxAdvantage Portfolio (the "Fund") and,     officers and employees of AIM who will        advisory fee rate for the Fund under the
as required by law, determines annually      provide investment advisory services to       Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                    this rate was comparable to the advisory
the Fund's advisory agreement with A I M     qualifications of AIM to provide              fee rates for two institutional money
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
   The Board considered the factors          appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
   One of the responsibilities of the        performance for the one and three year        those of the Fund that the Board
Senior Officer of the Fund, who is           periods was above the median performance      reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     of such comparable funds and below such       agreed to waive fees and/or limit
is to manage the process by which the        median performance for the five year          expenses of the Fund, as discussed
Fund's proposed management fees are          period. Based on this review, the Board       below. Based on this review, the Board
negotiated to ensure that they are           concluded that no changes should be made      concluded that the advisory fee rate for
negotiated in a manner which is at arm's     to the Fund and that it was not               the Fund under the Advisory Agreement
length and reasonable. To that end, the      necessary to change the Fund's portfolio      was fair and reasonable.
Senior Officer must either supervise a       management team at this time.
competitive bidding process or prepare                                                     o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative        The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the            contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the past       and/or limit expenses of the Fund in an
of a competitive bidding process and,        one, three and five calendar years            amount necessary to limit total annual
upon the direction of the Board, has         against the performance of the Lipper         operating expenses to a specified
prepared such an independent written         Institutional U.S. Government Money           percentage of average daily net assets
evaluation. Such written evaluation also     Market Index.* The Board noted that the       for each class of the Fund. The Board
considered certain of the factors            Fund's performance for the one and three      considered the contractual nature of
discussed below. In addition, as             year periods was above the performance        this fee waiver/expense limitation and
discussed below, the Senior Officer made     of such Index and comparable to such          noted that it remains in effect until
certain recommendations to the Board in      Index for the five year period. Based on      August 31, 2006. The Board considered
connection with such written evaluation.     this review, the Board concluded that no      the effect this fee waiver/expense
                                             changes should be made to the Fund and        limitation would have on the Fund's
   The discussion below serves as a          that it was not necessary to change the       estimated expenses and concluded that
summary of the Senior Officer's              Fund's portfolio management team at this      the levels of fee waivers/expense
independent written evaluation and           time.                                         limitations for the Fund were fair and
recommendations to the Board in                                                            reasonable.
connection therewith, as well as a           o Meeting with the Fund's portfolio
discussion of the material factors and       managers and investment personnel. With       o Breakpoints and economies of scale.
the conclusions with respect thereto         respect to the Fund, the Board is             The Board reviewed the structure of the
that formed the basis for the Board's        meeting periodically with such Fund's         Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          portfolio managers and/or other               Agreement, noting that it includes two
After consideration of all of the            investment personnel and believes that        breakpoints. The Board reviewed the
factors below and based on its informed      such individuals are competent and able       level of the Fund's advisory fees, and
business judgment, the Board determined      to continue to carry out their                noted that such fees, as a percentage of
that the Advisory Agreement is in the        responsibilities under the Advisory           the Fund's net assets, would decrease as
best interests of the Fund and its           Agreement.                                    net assets increase because the Advisory
shareholders and that the compensation                                                     Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board       Board noted that, due to the Fund's
fair and reasonable and would have been      considered the overall performance of         current asset levels and the way in
obtained through arm's length                AIM in providing investment advisory and      which the advisory fee breakpoints have
negotiations.                                portfolio administrative services to the      been structured, the Fund has yet to
                                             Fund and concluded that such performance      benefit from the breakpoints. The Board
o The nature and extent of the advisory      was satisfactory.                             concluded that the Fund's fee levels
services to be provided by AIM. The                                                        under the Advisory Agreement therefore
Board reviewed the services to be                                                          would reflect economies of scale at
provided by AIM under the Advisory                                                         higher asset levels and that it was not
Agreement. Based on such review, the                                                       necessary to change the advisory fee
Board concluded that the range of                                                          breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                   schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.


                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                                          MAY 30, 2001
                                                                                                           (DATE SALES
                                                                       YEAR ENDED AUGUST 31,              COMMENCED) TO
                                                              ----------------------------------------     AUGUST 31,
                                                               2005         2004       2003      2002         2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02         0.004      0.01      0.02         0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (0.000)    (0.00)    (0.00)       (0.00)
=======================================================================================================================
    Total distributions                                        (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
=======================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                 1.83%         0.43%     0.69%     1.47%        0.82%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,607       $ 6,087    $6,415    $8,957       $1,609
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(b)      0.67%     0.68%     0.63%        0.62%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.16%(b)      1.08%     1.08%     1.00%        1.01%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets            1.85%(b)      0.43%     0.66%     1.48%        4.50%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $6,286,633.
(c)  Annualized.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--






AIMinvestments.com                  TAP-AR-6             Fund Management Company

                                              GOVERNMENT TAX ADVANTAGE PORTFOLIO

                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

   [1980-2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of the Government TaxAdvantage
      [GRAHAM       Portfolio of Short-Term Investments Trust, part of AIM Cash
       PHOTO]       Management, covering the fiscal year ended August 31, 2005.
                    This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent ROBERT H. GRAHAM with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
                    U.S. Treasury and in U.S. Government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
    [WILLIAMSON     higher yields, the portfolio continued to provide attractive
       PHOTO]       returns. The portfolio continued to maintain a relatively
                    short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit MARK H. WILLIAMSON rating agencies: AAAm from Standard & Poor's, Aaa from
                    Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             =========================================    =========================================
                                             DATA AS OF 8/31/05

                                             YIELD                                        WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING FISCAL YEAR  FISCAL YEAR END

                                                  3.13%                      3.05%               10-44 Days             35 Days

                                             =========================================    =========================================

                                             ======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $69.2 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                                             ======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Vice Chair & President,                 Director & President,
Short-Term Investments Trust            A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================    The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05

1-7                                 69.7%
8-14                                 0.0
15-60                               11.7
61-120                              14.9
121-180                              0.9
181-240                              0.0     Treasury securities are guaranteed as to timely payment of principal and interest if
241+                                 2.8     held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S.
=========================================    Government.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
     [CRICKETT      annually, based on asset levels as of March 31, 2005. The
       PHOTO]       majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took BRUCE L. CROCKETT place over a three-day period. The meeting included your
                    Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or expenses
ongoing costs, including management fees;    value divided by $1,000 = 8.6), then         you paid for the period. You may use this
distribution and/or service fees (12b-1);    multiply the result by the number in the     information to compare the ongoing costs
and other Fund expenses. This example is     table under the heading entitled "Actual     of investing in the Fund and other funds.
intended to help you understand your         Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      the expenses you paid on your account        example with the 5% hypothetical examples
in the Fund and to compare these costs       during this period.                          that appear in the shareholder reports of
with ongoing costs of investing in other                                                  the other funds.
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR
investment of $1,000 invested at the         COMPARISON PURPOSES                             Please note that the expenses shown in
beginning of the period and held for the                                                  the table are meant to highlight your
entire period March 1, 2005, through         The table below also provides information    ongoing costs only. Therefore, the
August 31, 2005.                             about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     not help you determine the relative total
                                             of return of 5% per year before expenses,    costs of owning different funds.
The table below provides information         which is not the Fund's actual return.
about actual account values and actual
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                           ACTUAL                                        HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES         ENDING ACCOUNT                  EXPENSES
   SHARE                  VALUE               VALUE                   PAID DURING           VALUE                      PAID DURING
   CLASS                 (3/1/05)          (8/31/05)(1)                PERIOD(2)          (8/31/05)                     PERIOD(2)
 Private
Investment          $        1,000.00     $     1,013.30              $      1.88       $     1,023.34                 $      1.89

(1)   The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
      31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.


(2)   Expenses are equal to the Fund's annualized expense ratio (0.37% for Private Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Government TaxAdvantage    credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    this rate was comparable to the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        fee rates for two institutional money
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             market funds, and lower than the advisory
recommendation of the Investments            qualifications of AIM's investment           fee rates for a third institutional money
Committee of the Board, which is             personnel and considered such issues as      market fund (which has an "all-in" fee
comprised solely of independent trustees,    AIM's portfolio and product review           structure whereby AIM pays all of the
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          fund's ordinary operating expenses),
Board, including all of the independent      function, AIM's use of technology, AIM's     advised by AIM with investment strategies
trustees, approved the continuance of the    portfolio administration function and the    comparable to those of the Fund. The
advisory agreement (the "Advisory            quality of AIM's investment research.        Board noted that AIM has agreed to waive
Agreement") between the Fund and AIM for     Based on the review of these and other       fees and/or limit expenses of the Fund,
another year, effective July 1, 2005.        factors, the Board concluded that the        as discussed below. Based on this review,
                                             quality of services to be provided by AIM    the Board concluded that the advisory fee
   The Board considered the factors          was appropriate and that AIM currently is    rate for the Fund under the Advisory
discussed below in evaluating the            providing satisfactory services in           Agreement was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the Advisory
Advisory Agreement at the meeting on June    Agreement.                                   o Fees relative to those of comparable
30, 2005 and as part of the Board's                                                       funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    reviewed the advisory fee rate for the
deliberations, the Board and the             comparable funds. The Board reviewed the     Fund under the Advisory Agreement. The
independent trustees did not identify any    performance of the Fund during the past      Board compared effective contractual
particular factor that was controlling,      one, three and five calendar years           advisory fee rates at a common asset
and each trustee attributed different        against the performance of funds advised     level and noted that the Fund's rate was
weights to the various factors.              by other advisors with investment            below the median rate of the funds
                                             strategies comparable to those of the        advised by other advisors with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's        strategies comparable to those of the
Senior Officer of the Fund, who is           performance for the one and three year       Fund that the Board reviewed. The Board
independent of AIM and AIM's affiliates,     periods was above the median performance     noted that AIM has agreed to waive fees
is to manage the process by which the        of such comparable funds and below such      and/or limit expenses of the Fund, as
Fund's proposed management fees are          median performance for the five year         discussed below. Based on this review,
negotiated to ensure that they are           period. Based on this review, the Board      the Board concluded that the advisory fee
negotiated in a manner which is at arm's     concluded that no changes should be made     rate for the Fund under the Advisory
length and reasonable. To that end, the      to the Fund and that it was not necessary    Agreement was fair and reasonable.
Senior Officer must either supervise a       to change the Fund's portfolio management
competitive bidding process or prepare an    team at this time.                           o Expense limitations and fee waivers.
independent written evaluation. The                                                       The Board noted that AIM has
Senior Officer has recommended an            o The performance of the Fund relative to    contractually agreed to waive fees and/or
independent written evaluation in lieu of    indices. The Board reviewed the              limit expenses of the Fund in an amount
a competitive bidding process and, upon      performance of the Fund during the past      necessary to limit total annual operating
the direction of the Board, has prepared     one, three and five calendar years           expenses to a specified percentage of
such an independent written evaluation.      against the performance of the Lipper        average daily net assets for each class
Such written evaluation also considered      Institutional U.S. Government Money          of the Fund. The Board considered the
certain of the factors discussed below.      Market Index.* The Board noted that the      contractual nature of this fee
In addition, as discussed below, the         Fund's performance for the one and three     waiver/expense limitation and noted that
Senior Officer made certain                  year periods was above the performance of    it remains in effect until August 31,
recommendations to the Board in              such Index and comparable to such Index      2006. The Board considered the effect
connection with such written evaluation.     for the five year period. Based on this      this fee waiver/expense limitation would
                                             review, the Board concluded that no          have on the Fund's estimated expenses and
   The discussion below serves as a          changes should be made to the Fund and       concluded that the levels of fee
summary of the Senior Officer's              that it was not necessary to change the      waivers/expense limitations for the Fund
independent written evaluation and           Fund's portfolio management team at this     were fair and reasonable.
recommendations to the Board in              time.
connection therewith, as well as a                                                        o Breakpoints and economies of scale. The
discussion of the material factors and       o Meeting with the Fund's portfolio          Board reviewed the structure of the
the conclusions with respect thereto that    managers and investment personnel. With      Fund's advisory fee under the Advisory
formed the basis for the Board's approval    respect to the Fund, the Board is meeting    Agreement, noting that it includes two
of the Advisory Agreement. After             periodically with such Fund's portfolio      breakpoints. The Board reviewed the level
consideration of all of the factors below    managers and/or other investment             of the Fund's advisory fees, and noted
and based on its informed business           personnel and believes that such             that such fees, as a percentage of the
judgment, the Board determined that the      individuals are competent and able to        Fund's net assets, would decrease as net
Advisory Agreement is in the best            continue to carry out their                  assets increase because the Advisory
interests of the Fund and its                responsibilities under the Advisory          Agreement includes breakpoints. The Board
shareholders and that the compensation to    Agreement.                                   noted that, due to the Fund's current
AIM under the Advisory Agreement is fair                                                  asset levels and the way in which the
and reasonable and would have been           o Overall performance of AIM. The Board      advisory fee breakpoints have been
obtained through arm's length                considered the overall performance of AIM    structured, the Fund has yet to benefit
negotiations.                                in providing investment advisory and         from the breakpoints. The Board concluded
                                             portfolio administrative services to the     that the Fund's fee levels under the
o The nature and extent of the advisory      Fund and concluded that such performance     Advisory Agreement therefore would
services to be provided by AIM. The Board    was satisfactory.                            reflect economies of scale at higher
reviewed the services to be provided by                                                   asset levels and that it was not
AIM under the Advisory Agreement. Based                                                   necessary to change the advisory fee
on such review, the Board concluded that                                                  breakpoints in the Fund's advisory fee
the range of services to be provided by                                                   schedule.
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by other funds
money market funds advised by AIM            advised by AIM are used to pay for
pursuant to the terms of an SEC exemptive    research and execution services. This
order. The Board found that the Fund may     research may be used by AIM in making
realize certain benefits upon investing      investment decisions for the Fund. The
cash balances in AIM advised money market    Board concluded that such arrangements
funds, including a higher net return,        were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the         also considered the organizational
Fund, who is independent of AIM and AIM's    structure employed by AIM and its
affiliates, had prepared an independent      affiliates to provide those services.
written evaluation in order to assist the    Based on the review of these and other
Board in determining the reasonableness      factors, the Board concluded that AIM and
of the proposed management fees of the       its affiliates were qualified to continue
AIM Funds, including the Fund. The Board     to provide non-investment advisory
noted that the Senior Officer's written      services to the Fund, including
evaluation had been relied upon by the       administrative, transfer agency and
Board in this regard in lieu of a            distribution services, and that AIM and
competitive bidding process. In              its affiliates currently are providing
determining whether to continue the          satisfactory non-investment advisory
Advisory Agreement for the Fund, the         services.
Board considered the Senior Officer's
written evaluation and the recommendation    o Other factors and current trends. In
made by the Senior Officer to the Board      determining whether to continue the
that the Board consider implementing a       Advisory Agreement for the Fund, the
process to assist them in more closely       Board considered the fact that AIM, along
monitoring the performance of the AIM        with others in the mutual fund industry,
Funds. The Board concluded that it would     is subject to regulatory inquiries and
be advisable to implement such a process     litigation related to a wide range of
as soon as reasonably practicable.           issues. The Board also considered the
                                             governance and compliance reforms being
o Profitability of AIM and its               undertaken by AIM and its affiliates,
affiliates. The Board reviewed               including maintaining an internal
information concerning the profitability     controls committee and retaining an
of AIM's (and its affiliates') investment    independent compliance consultant, and
advisory and other activities and its        the fact that AIM has undertaken to cause
financial condition. The Board considered    the Fund to operate in accordance with
the overall profitability of AIM, as well    certain governance policies and
as the profitability of AIM in connection    practices. The Board concluded that these
with managing the Fund. The Board noted      actions indicated a good faith effort on
that AIM's operations remain profitable,     the part of AIM to adhere to the highest
although increased expenses in recent        ethical standards, and determined that
years have reduced AIM's profitability.      the current regulatory and litigation
Based on the review of the profitability     environment to which AIM is subject
of AIM's and its affiliates' investment      should not prevent the Board from
advisory and other activities and its        continuing the Advisory Agreement for the
financial condition, the Board concluded     Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                               2005           2004       2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02           0.01       0.01        0.02        0.05
=======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          (0.00)     (0.00)      (0.00)      (0.00)
=======================================================================================================================
    Total distributions                                         (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
=======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  2.13%          0.74%      0.99%       1.73%       5.05%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,277       $276,400    $85,138    $111,045    $118,324
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)       0.37%      0.38%       0.38%       0.37%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.91%(b)       0.83%      0.83%       0.75%       0.76%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets             2.15%(b)       0.73%      0.96%       1.73%       4.75%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $69,551,421.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com                  TAP-AR-5             Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

[1980--2005 25TH CASH MANAGEMENT LOGO]

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance
                   of the Reserve Class of the Government TaxAdvantage Portfolio
                   of Short-Term Investments Trust, part of AIM Cash Management,
      [GRAHAM      covering the fiscal year ended August 31, 2005. This year,
       PHOTO]      AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent ROBERT H. GRAHAM with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
                   U.S. Treasury and in U.S. Government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local
    [WILLIAMSON    income taxes in some jurisdictions. Investors residing in
      PHOTO]       states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.
MARK H. WILLIAMSON
                       Through a combination of short-term cash management
                   vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                          ================================    ===========================================
                          Data as of 8/31/05

                          YIELD                               WEIGHTED AVERAGE MATURITY

                          7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR    FISCAL YEAR END

                              2.51%              2.43%             10-44 Days                35 Days

                          ================================    ===========================================

                          ===============================================================================

                          NET ASSETS AT FISCAL YEAR END

                          $0

                          The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                          ===============================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

         In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

         As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

Robert H. Graham                    Mark H. Williamson
Vice Chair & President,             Director & President,
Short-Term Investments Trust        A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


======================================    The number of days to maturity of each holding is determined in accordance with
PORTFOLIO COMPOSITION BY MATURITY         the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05
1-7                              69.7%
8-14                              0.0
15-60                            11.7
61-120                           14.9
121-180                           0.9
181-240                           0.0     Treasury securities are guaranteed as to timely payment of principal and interest if
241+                              2.8     held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S.
======================================    Government.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
   [CROCKETT
     PHOTO]            At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
                   (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the     may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual     ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate     and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                          hypothetical examples that appear in the
compare these costs with ongoing costs                                                    shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        The table below also provides                ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       not help you determine the relative
                                             an assumed rate of return of 5% per year     total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                            ACTUAL                                  HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT         ENDING ACCOUNT              EXPENSES       ENDING ACCOUNT                  EXPENSES
  SHARE               VALUE                   VALUE                 PAID DURING         VALUE                       PAID DURING
  CLASS             (3/1/05)               (8/31/05)(1)              PERIOD(2)         (8/31/05)                     PERIOD(2)

Reserve             $1,000.00               $1,010.10                 $5.02            $1,020.21                       $5.04

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Government                 credentials and experience of the            strategies. The Board reviewed the
TaxAdvantage Portfolio (the "Fund") and,     officers and employees of AIM who will       advisory fee rate for the Fund under the
as required by law, determines annually      provide investment advisory services to      Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                   this rate was comparable to the advisory
the Fund's advisory agreement with A I M     qualifications of AIM to provide             fee rates for two institutional money
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such     institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product        has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and              AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of            operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                  investment strategies comparable to
continuance of the advisory agreement        administration function and the quality      those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on       AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,       limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of      below. Based on this review, the Board
                                             services to be provided by AIM was           concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is        the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in           was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                          o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                  funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative       reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed      Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the       Board compared effective contractual
any particular factor that was               past one, three and five calendar years      advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised     level and noted that the Fund's rate was
different weights to the various             by other advisors with investment            below the median rate of the funds
factors.                                     strategies comparable to those of the        advised by other advisors with
                                             Fund. The Board noted that the Fund's        investment strategies comparable to
    One of the responsibilities of the       performance for the one and three year       those of the Fund that the Board
Senior Officer of the Fund, who is           periods was above the median performance     reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     of such comparable funds and below such      agreed to waive fees and/or limit
is to manage the process by which the        median performance for the five year         expenses of the Fund, as discussed
Fund's proposed management fees are          period. Based on this review, the Board      below. Based on this review, the Board
negotiated to ensure that they are           concluded that no changes should be made     concluded that the advisory fee rate for
negotiated in a manner which is at arm's     to the Fund and that it was not              the Fund under the Advisory Agreement
length and reasonable. To that end, the      necessary to change the Fund's portfolio     was fair and reasonable.
Senior Officer must either supervise a       management team at this time.
competitive bidding process or prepare                                                    o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative       The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the           contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the past      and/or limit expenses of the Fund in an
of a competitive bidding process and,        one, three and five calendar years           amount necessary to limit total annual
upon the direction of the Board, has         against the performance of the Lipper        operating expenses to a specified
prepared such an independent written         Institutional U.S. Government Money          percentage of average daily net assets
evaluation. Such written evaluation also     Market Index.* The Board noted that the      for each class of the Fund. The Board
considered certain of the factors            Fund's performance for the one and three     considered the contractual nature of
discussed below. In addition, as             year periods was above the performance       this fee waiver/expense limitation and
discussed below, the Senior Officer made     of such Index and comparable to such         noted that it remains in effect until
certain recommendations to the Board in      Index for the five year period. Based on     August 31, 2006. The Board considered
connection with such written evaluation.     this review, the Board concluded that no     the effect this fee waiver/expense
                                             changes should be made to the Fund and       limitation would have on the Fund's
    The discussion below serves as a         that it was not necessary to change the      estimated expenses and concluded that
summary of the Senior Officer's              Fund's portfolio management team at this     the levels of fee waivers/expense
independent written evaluation and           time.                                        limitations for the Fund were fair and
recommendations to the Board in                                                           reasonable.
connection therewith, as well as a           o Meeting with the Fund's portfolio
discussion of the material factors and       managers and investment personnel. With      o Breakpoints and economies of scale.
the conclusions with respect thereto         respect to the Fund, the Board is            The Board reviewed the structure of the
that formed the basis for the Board's        meeting periodically with such Fund's        Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          portfolio managers and/or other              Agreement, noting that it includes two
After consideration of all of the            investment personnel and believes that       breakpoints. The Board reviewed the
factors below and based on its informed      such individuals are competent and able      level of the Fund's advisory fees, and
business judgment, the Board determined      to continue to carry out their               noted that such fees, as a percentage of
that the Advisory Agreement is in the        responsibilities under the Advisory          the Fund's net assets, would decrease as
best interests of the Fund and its           Agreement.                                   net assets increase because the Advisory
shareholders and that the compensation                                                    Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board      Board noted that, due to the Fund's
fair and reasonable and would have been      considered the overall performance of        current asset levels and the way in
obtained through arm's length                AIM in providing investment advisory and     which the advisory fee breakpoints have
negotiations.                                portfolio administrative services to the     been structured, the Fund has yet to
                                             Fund and concluded that such performance     benefit from the breakpoints. The Board
o The nature and extent of the advisory      was satisfactory.                            concluded that the Fund's fee levels
services to be provided by AIM. The                                                       under the Advisory Agreement therefore
Board reviewed the services to be                                                         would reflect economies of scale at
provided by AIM under the Advisory                                                        higher asset levels and that it was not
Agreement. Based on such review, the                                                      necessary to change the advisory fee
Board concluded that the range of                                                         breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                  schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

* The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the non-
the best interests of the lending Fund       investment advisory services currently
and its respective shareholders.             performed by AIM and its affiliates,
                                             such as administrative, transfer agency
o Independent written evaluation and         and distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon          performing such services. In addition to
their direction, the Senior Officer of       reviewing such services, the trustees
the Fund, who is independent of AIM and      also considered the organizational
AIM's affiliates, had prepared an            structure employed by AIM and its
independent written evaluation in order      affiliates to provide those services.
to assist the Board in determining the       Based on the review of these and other
reasonableness of the proposed               factors, the Board concluded that AIM
management fees of the AIM Funds,            and its affiliates were qualified to
including the Fund. The Board noted that     continue to provide non-investment
the Senior Officer's written evaluation      advisory services to the Fund, including
had been relied upon by the Board in         administrative, transfer agency and
this regard in lieu of a competitive         distribution services, and that AIM and
bidding process. In determining whether      its affiliates currently are providing
to continue the Advisory Agreement for       satisfactory non-investment advisory
the Fund, the Board considered the           services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           RESERVE CLASS
                                                              ----------------------------------------
                                                                                         JUNE 23, 2003
                                                                   YEAR ENDED             (DATE SALES
                                                                   AUGUST 31,            COMMENCED) TO
                                                              --------------------        AUGUST 31,
                                                               2005         2004             2003
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $1.00        $  1.00          $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01          0.001(a)          0.01
======================================================================================================
Less distributions:
  Dividends from net investment income                        (0.01)        (0.001)           (0.01)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --         (0.000)           (0.00)
======================================================================================================
    Total distributions                                       (0.01)        (0.001)           (0.01)
======================================================================================================
Net asset value, end of period                                $1.00        $  1.00          $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                1.50%          0.15%            0.44%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period                                     $   0        $     1          $15,794
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.99%(c)       0.92%            0.93%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.41%(c)       1.33%            1.32%(d)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to average net assets           1.53%(c)       0.18%            0.41%(d)
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $454.
(d)  Annualized.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               TAP-AR-7               Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                     ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

[1980--2005 25TH CASH MANAGEMENT LOGO]

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance
                   of the Resource Class of the Government TaxAdvantage
                   Portfolio of Short-Term Investments Trust, part of AIM Cash
[GRAHAM            Management, covering the fiscal year ended August 31, 2005.
  PHOTO]           This year, AIM Cash Management marks its 25th anniversary.
                   Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent
                   with the preservation of capital and the maintenance of liquidity.

                       The Portfolio may invest in direct obligations of the
ROBERT H. GRAHAM   U.S. Treasury and in U.S. Government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than in a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                       Through a combination of short-term cash management
[WILLIAMSON        vehicles and selective use of a longer maturity schedule for
   PHOTO]          higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject
MARK H. WILLIAMSON to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                           ===============================     ============================================
                           Data as of 8/31/05

                           YIELD                               WEIGHTED AVERAGE MATURITY

                           7-DAY SEC YIELD   MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                               3.22%             3.14%               10-44 Days                 35 Days

                           ===============================     ============================================

                           ================================================================================

                           NET ASSETS AT FISCAL YEAR END

                           $6.9 MILLION

                           ================================================================================

                           The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                           ================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,


/s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

Robert H. Graham                    Mark H. Williamson
Vice Chair & President,             Director & President,
Short-Term Investments Trust        A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=====================================        The number of days to maturity of each holding is determined in accordance with
PORTFOLIO COMPOSITION BY MATURITY            the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 8/31/05
1-7                              69.7%
8-14                              0.0
15-60                            11.7
61-120                           14.9
121-180                           0.9
181-240                           0.0        Treasury securities are guaranteed as to timely payment of principal and
241+                              2.8        interest if held to maturity. Many securities purchased by the Fund are not
=====================================        guaranteed by the U.S. Government.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
[CROCKETT          approved voluntary fee reductions from A I M Advisors, Inc.
  PHOTO]           (AIM) that save shareholders approximately $20.8 million
                   annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the     may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual     ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate     and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                          hypothetical examples that appear in the
compare these costs with ongoing costs                                                    shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        The table below also provides                ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       not help you determine the relative
                                             an assumed rate of return of 5% per year     total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                            ACTUAL                               HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT        ENDING ACCOUNT            EXPENSES        ENDING ACCOUNT            EXPENSES
  SHARE               VALUE                   VALUE                PAID DURING          VALUE                PAID DURING
  CLASS              (3/1/05)              (8/31/05)(1)              PERIOD(2)        (8/31/05)               PERIOD(2)
Resource            $1,000.00               $1,013.70                 $1.42           $1,023.79                 $1.43

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Government                 credentials and experience of the             strategies. The Board reviewed the
TaxAdvantage Portfolio (the "Fund") and,     officers and employees of AIM who will        advisory fee rate for the Fund under the
as required by law, determines annually      provide investment advisory services to       Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                    this rate was comparable to the advisory
the Fund's advisory agreement with A I M     qualifications of AIM to provide              fee rates for two institutional money
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       market funds, and lower than the
recommendation of the Investments            reviewed the qualifications of AIM's          advisory fee rates for a third
Committee of the Board, which is             investment personnel and considered such      institutional money market fund (which
comprised solely of independent              issues as AIM's portfolio and product         has an "all-in" fee structure whereby
trustees, at a meeting held on June 30,      review process, AIM's legal and               AIM pays all of the fund's ordinary
2005, the Board, including all of the        compliance function, AIM's use of             operating expenses), advised by AIM with
independent trustees, approved the           technology, AIM's portfolio                   investment strategies comparable to
continuance of the advisory agreement        administration function and the quality       those of the Fund. The Board noted that
(the "Advisory Agreement") between the       of AIM's investment research. Based on        AIM has agreed to waive fees and/or
Fund and AIM for another year, effective     the review of these and other factors,        limit expenses of the Fund, as discussed
July 1, 2005.                                the Board concluded that the quality of       below. Based on this review, the Board
                                             services to be provided by AIM was            concluded that the advisory fee rate for
    The Board considered the factors         appropriate and that AIM currently is         the Fund under the Advisory Agreement
discussed below in evaluating the            providing satisfactory services in            was fair and reasonable.
fairness and reasonableness of the           accordance with the terms of the
Advisory Agreement at the meeting on         Advisory Agreement.                           o Fees relative to those of comparable
June 30, 2005 and as part of the Board's                                                   funds with other advisors. The Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative        reviewed the advisory fee rate for the
deliberations, the Board and the             to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
independent trustees did not identify        the performance of the Fund during the        Board compared effective contractual
any particular factor that was               past one, three and five calendar years       advisory fee rates at a common asset
controlling, and each trustee attributed     against the performance of funds advised      level and noted that the Fund's rate was
different weights to the various             by other advisors with investment             below the median rate of the funds
factors.                                     strategies comparable to those of the         advised by other advisors with
                                             Fund. The Board noted that the Fund's         investment strategies comparable to
    One of the responsibilities of the       performance for the one and three year        those of the Fund that the Board
Senior Officer of the Fund, who is           periods was above the median performance      reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     of such comparable funds and below such       agreed to waive fees and/or limit
is to manage the process by which the        median performance for the five year          expenses of the Fund, as discussed
Fund's proposed management fees are          period. Based on this review, the Board       below. Based on this review, the Board
negotiated to ensure that they are           concluded that no changes should be made      concluded that the advisory fee rate for
negotiated in a manner which is at arm's     to the Fund and that it was not               the Fund under the Advisory Agreement
length and reasonable. To that end, the      necessary to change the Fund's portfolio      was fair and reasonable.
Senior Officer must either supervise a       management team at this time.
competitive bidding process or prepare                                                     o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative        The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the            contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the past       and/or limit expenses of the Fund in an
of a competitive bidding process and,        one, three and five calendar years            amount necessary to limit total annual
upon the direction of the Board, has         against the performance of the Lipper         operating expenses to a specified
prepared such an independent written         Institutional U.S. Government Money           percentage of average daily net assets
evaluation. Such written evaluation also     Market Index.* The Board noted that the       for each class of the Fund. The Board
considered certain of the factors            Fund's performance for the one and three      considered the contractual nature of
discussed below. In addition, as             year periods was above the performance        this fee waiver/expense limitation and
discussed below, the Senior Officer made     of such Index and comparable to such          noted that it remains in effect until
certain recommendations to the Board in      Index for the five year period. Based on      August 31, 2006. The Board considered
connection with such written evaluation.     this review, the Board concluded that no      the effect this fee waiver/expense
                                             changes should be made to the Fund and        limitation would have on the Fund's
    The discussion below serves as a         that it was not necessary to change the       estimated expenses and concluded that
summary of the Senior Officer's              Fund's portfolio management team at this      the levels of fee waivers/expense
independent written evaluation and           time.                                         limitations for the Fund were fair and
recommendations to the Board in                                                            reasonable.
connection therewith, as well as a           o Meeting with the Fund's portfolio
discussion of the material factors and       managers and investment personnel. With       o Breakpoints and economies of scale.
the conclusions with respect thereto         respect to the Fund, the Board is             The Board reviewed the structure of the
that formed the basis for the Board's        meeting periodically with such Fund's         Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          portfolio managers and/or other               Agreement, noting that it includes two
After consideration of all of the            investment personnel and believes that        breakpoints. The Board reviewed the
factors below and based on its informed      such individuals are competent and able       level of the Fund's advisory fees, and
business judgment, the Board determined      to continue to carry out their                noted that such fees, as a percentage of
that the Advisory Agreement is in the        responsibilities under the Advisory           the Fund's net assets, would decrease as
best interests of the Fund and its           Agreement.                                    net assets increase because the Advisory
shareholders and that the compensation                                                     Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board       Board noted that, due to the Fund's
fair and reasonable and would have been      considered the overall performance of         current asset levels and the way in
obtained through arm's length                AIM in providing investment advisory and      which the advisory fee breakpoints have
negotiations.                                portfolio administrative services to the      been structured, the Fund has yet to
                                             Fund and concluded that such performance      benefit from the breakpoints. The Board
o The nature and extent of the advisory      was satisfactory.                             concluded that the Fund's fee levels
services to be provided by AIM. The                                                        under the Advisory Agreement therefore
Board reviewed the services to be                                                          would reflect economies of scale at
provided by AIM under the Advisory                                                         higher asset levels and that it was not
Agreement. Based on such review, the                                                       necessary to change the advisory fee
Board concluded that the range of                                                          breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                   schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional U.S. Government Money Market Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the non-
the best interests of the lending Fund       investment advisory services currently
and its respective shareholders.             performed by AIM and its affiliates,
                                             such as administrative, transfer agency
o Independent written evaluation and         and distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon          performing such services. In addition to
their direction, the Senior Officer of       reviewing such services, the trustees
the Fund, who is independent of AIM and      also considered the organizational
AIM's affiliates, had prepared an            structure employed by AIM and its
independent written evaluation in order      affiliates to provide those services.
to assist the Board in determining the       Based on the review of these and other
reasonableness of the proposed               factors, the Board concluded that AIM
management fees of the AIM Funds,            and its affiliates were qualified to
including the Fund. The Board noted that     continue to provide non-investment
the Senior Officer's written evaluation      advisory services to the Fund, including
had been relied upon by the Board in         administrative, transfer agency and
this regard in lieu of a competitive         distribution services, and that AIM and
bidding process. In determining whether      its affiliates currently are providing
to continue the Advisory Agreement for       satisfactory non-investment advisory
the Fund, the Board considered the           services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESOURCE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005         2004       2003       2002        2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02          0.01       0.01       0.02        0.05
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --         (0.00)     (0.00)     (0.00)      (0.00)
====================================================================================================================
    Total distributions                                        (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
====================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                 2.22%         0.83%      1.08%      1.82%       5.15%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,906       $10,557    $15,236    $29,726    $156,340
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.28%(b)      0.28%      0.29%      0.29%       0.28%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.61%(b)      0.53%      0.53%      0.45%       0.46%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets            2.24%(b)      0.82%      1.05%      1.82%       4.84%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,044,301.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For the tax year ended August 31, 2005, the Fund designates 0%, or the maximum amount allowable of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0.23% was derived from U.S. Treasury
Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.95%, 99.97% and 99.98%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              TAP-AR-4                Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                       ANNUAL


                          [YOUR GOALS. OUR SOLUTIONS.]
                           --Registered Trademark--


  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                               --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Cash Management Class of the Liquid Assets Portfolio of
   [GRAHAM          Short-Term Investments Trust, part of AIM Cash Management,
    PHOTO]          covering the fiscal year ended August 31, 2005. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us
ROBERT H. GRAHAM    reach this milestone.

                       The Portfolio seeks to provide as high a level of current
                    income as is consistent with the preservation of capital and
  [WILLIAMSON       liquidity.
    [PHOTO]
                       The Portfolio invests in commercial paper rated A-1/P-1
                    or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The Portfolio, which
MARK H. WILLIAMSON  may also invest in U.S. Government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    ================================        ===========================================
                    DATA AS OF 8/31/05

                    YIELD                                   WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD    MONTHLY YIELD        RANGE DURING FISCAL YEAR    FISCAL YEAR END

                         3.42%             3.33%                     20-33 Days              29 Days

                    ================================        ===========================================

                    ===================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $3.4 BILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                    ===================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                        /s/ MARK H. WILLIAMSON

Robert H. Graham                                            Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust        Director & President, A I M Advisors, Inc.


October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as
In days, as of 8/31/05                       amended.

1-7                            54.6%
8-14                            4.9          The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign
15-60                          27.0          securities. The Fund may also invest in securities, whether or not considered
61-120                          6.6          foreign securities, which carry foreign credit exposure. The risks of investing
121-180                         2.4          in foreign securities and securities which carry foreign credit exposure include
181-240                         2.4          decreased publicly available information about issuers, inconsistent accounting,
241+                            2.1          auditing and financial reporting requirements and standards of practice
=====================================        comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

   [CROCKETT           At our most recent meeting in June 2005, your Board
    PHOTO]          approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
BRUCE L. CROCKETT   majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical
                                             the heading entitled "Actual Expenses        examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                    Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                    in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs only. Therefore, the
understand your ongoing costs (in            PURPOSES                                     hypothetical information is useful in
dollars) of investing in the Fund and to                                                  comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account       total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================

                                                            ACTUAL                          HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT           EXPENSES        ENDING ACCOUNT               EXPENSES
  SHARE                VALUE                VALUE               PAID DURING          VALUE                  PAID DURING
  CLASS              (3/1/05)            (8/31/05)(1)            PERIOD(2)         (8/31/05)                  PERIOD(2)

  Cash
Management           $1,000.00           $1,014.70                $1.02            $1,024.20                       $1.02

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets              credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, lower than the advisory fee
recommendation of the Investments            reviewed the qualifications of AIM's         rates for one institutional money market
Committee of the Board, which is             investment personnel and considered such     fund (which has an "all-in" fee
comprised solely of independent              issues as AIM's portfolio and product        structure whereby AIM pays all of the
trustees, at a meeting held on June 30,      review process, AIM's legal and              fund's ordinary operating expenses), the
2005, the Board, including all of the        compliance function, AIM's use of            same as the advisory fee rates for a
independent trustees, approved the           technology, AIM's portfolio                  second such institutional money market
continuance of the advisory agreement        administration function and the quality      fund, and comparable to the advisory fee
(the "Advisory Agreement") between the       of AIM's investment research. Based on       rates for a third such institutional
Fund and AIM for another year, effective     the review of these and other factors,       money market fund, advised by AIM with
July 1, 2005.                                the Board concluded that the quality of      investment strategies comparable to
                                             services to be provided by AIM was           those of the Fund; (ii) was lower than
   The Board considered the factors          appropriate and that AIM currently is        the advisory fee rates for a variable
discussed below in evaluating the            providing satisfactory services in           insurance fund advised by AIM and
fairness and reasonableness of the           accordance with the terms of the             offered to insurance company separate
Advisory Agreement at the meeting on         Advisory Agreement.                          accounts with investment strategies
June 30, 2005 and as part of the Board's                                                  comparable to those of the Fund; (iii)
ongoing oversight of the Fund. In their      o The performance of the Fund relative       was lower than the advisory fee rates
deliberations, the Board and the             to comparable funds. The Board reviewed      for one offshore fund for which an AIM
independent trustees did not identify        the performance of the Fund during the       affiliate serves as advisor with
any particular factor that was               past one, three and five calendar years      investment strategies comparable to
controlling, and each trustee attributed     against the performance of funds advised     those of the Fund; and (iv) was higher
different weights to the various             by other advisors with investment            than the advisory fee rates for one
factors.                                     strategies comparable to those of the        unregistered pooled investment vehicle,
                                             Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
   One of the responsibilities of the        performance in such periods was above        a second such vehicle, and the same as
Senior Officer of the Fund, who is           the median performance of such               the advisory fee rates for a third such
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,      vehicle, for which an AIM affiliate
is to manage the process by which the        the Board concluded that no changes          serves as advisor with investment
Fund's proposed management fees are          should be made to the Fund and that it       strategies comparable to those of the
negotiated to ensure that they are           was not necessary to change the Fund's       Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     portfolio management team at this time.      agreed to waive fees and/or limit
length and reasonable. To that end, the                                                   expenses of the Fund, as discussed
Senior Officer must either supervise a       o The performance of the Fund relative       below. Based on this review, the Board
competitive bidding process or prepare       to indices. The Board reviewed the           concluded that the advisory fee rate for
an independent written evaluation. The       performance of the Fund during the past      the Fund under the Advisory Agreement
Senior Officer has recommended an            one, three and five calendar years           was fair and reasonable.
independent written evaluation in lieu       against the performance of the Lipper
of a competitive bidding process and,        Institutional Money Market Index.* The       o Fees relative to those of comparable
upon the direction of the Board, has         Board noted that the Fund's performance      funds with other advisors. The Board
prepared such an independent written         in such periods was comparable to the        reviewed the advisory fee rate for the
evaluation. Such written evaluation also     performance of such Index. Based on this     Fund under the Advisory Agreement. The
considered certain of the factors            review, the Board concluded that no          Board compared effective contractual
discussed below. In addition, as             changes should be made to the Fund and       advisory fee rates at a common asset
discussed below, the Senior Officer made     that it was not necessary to change the      level and noted that the Fund's rate was
certain recommendations to the Board in      Fund's portfolio management team at this     below the median rate of the funds
connection with such written evaluation.     time.                                        advised by other advisors with
                                                                                          investment strategies comparable to
   The discussion below serves as a          o Meeting with the Fund's portfolio          those of the Fund that the Board
summary of the Senior Officer's              managers and investment personnel. With      reviewed. The Board noted that AIM has
independent written evaluation and           respect to the Fund, the Board is            agreed to waive fees and/or limit
recommendations to the Board in              meeting periodically with such Fund's        expenses of the Fund, as discussed
connection therewith, as well as a           portfolio managers and/or other              below. Based on this review, the Board
discussion of the material factors and       investment personnel and believes that       concluded that the advisory fee rate for
the conclusions with respect thereto         such individuals are competent and able      the Fund under the Advisory Agreement
that formed the basis for the Board's        to continue to carry out their               was fair and reasonable.
approval of the Advisory Agreement.          responsibilities under the Advisory
After consideration of all of the            Agreement.                                   o Expense limitations and fee waivers.
factors below and based on its informed                                                   The Board noted that AIM has
business judgment, the Board determined      o Overall performance of AIM. The Board      contractually agreed to waive fees
that the Advisory Agreement is in the        considered the overall performance of        and/or limit expenses of the Fund in an
best interests of the Fund and its           AIM in providing investment advisory and     amount necessary to limit total annual
shareholders and that the compensation       portfolio administrative services to the     operating expenses to a specified
to AIM under the Advisory Agreement is       Fund and concluded that such performance     percentage of average daily net assets
fair and reasonable and would have been      was satisfactory.                            for each class of the Fund. The Board
obtained through arm's length                                                             considered the contractual nature of
negotiations.                                                                             this fee waiver/expense limitation and
                                                                                          noted that it remains in effect until
o The nature and extent of the advisory                                                   August 31, 2006. The Board considered
services to be provided by AIM. The                                                       the effect this fee waiver/expense
Board reviewed the services to be                                                         limitation would have on the Fund's
provided by AIM under the Advisory                                                        estimated expenses and concluded that
Agreement. Based on such review, the                                                      the levels of fee waivers/expense
Board concluded that the range of                                                         limitations for the Fund were fair and
services to be provided by AIM under the                                                  reasonable.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.


SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.42%            0.97%         1.24%         2.08%         5.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,409,326       $4,341,262    $4,473,591    $5,760,074    $5,499,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.19%         0.19%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)         0.28%         0.27%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average net assets              2.36%(b)         0.96%         1.26%         2.04%         5.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,990,879,520.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--



AIMinvestments.com               LAP-AR-3                Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                                 Corporate Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Corporate Class of the Liquid Assets Portfolio of
      [GRAHAM       Short-Term Investments Trust, part of AIM Cash Management,
       PHOTO]       covering the fiscal year ended August 31, 2005. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to provide as high a level of current ROBERT H. GRAHAM income as is consistent with the preservation of capital and liquidity.

                       The Portfolio invests in commercial paper rated A-1/P-1
                    or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The Portfolio, which may also invest in U.S. Government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
    [WILLIAMSON     higher yields, the portfolio continued to provide attractive
       PHOTO]       returns. The portfolio continued to maintain a relatively
                    short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject
 MARK H. WILLIAMSON to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             =========================================    =========================================
                                             DATA AS OF 8/31/05

                                             YIELD                                        WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING FISCAL  YEAR FISCAL YEAR END

                                                  3.47%                      3.38%            20-33 Days             29 Days

                                             =========================================    =========================================

                                             ======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $466.4 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.

                                             ======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

 /S/ ROBERT H. GRAHAM                       /S/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



=========================================    The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05                       The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign
1-7                                 54.6%    securities, which carry foreign credit exposure. The risks of investing in foreign
8-14                                 4.9     securities and securities which carry foreign credit exposure include decreased
15-60                               27.0     publicly available information about issuers, inconsistent accounting, auditing and
61-120                               6.6     financial reporting requirements and standards of practice comparable to those
121-180                              2.4     applicable to domestic issuers, expropriation, nationalization or other adverse
181-240                              2.4     political or economic developments and the difficulty of enforcing obligations in
241+                                 2.1     other countries. Investments in foreign securities may also be subject to dividend
=========================================    withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
     [CROCKETT      majority of these expense reductions, which took effect July
       PHOTO]       1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your
 BRUCE L. CROCKETT  Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value     the beginning of the period and held for
                                             by $1,000 (for example, an $8,600 account    the entire period March 1, 2005, through
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         August 31, 2005.
ongoing costs, including management fees;    multiply the result by the number in the
distribution and/or service fees (12b-1);    table under the heading entitled "Actual        The hypothetical account values and
and other Fund expenses. This example is     Expenses Paid During Period" to estimate     expenses may not be used to estimate the
intended to help you understand your         the expenses you paid on your account        actual ending account balance or expenses
ongoing costs (in dollars) of investing      during the period, March 29, 2005,           you paid for the period. [You may use
in the Fund and to compare these costs       through August 31, 2005. Because the         this information to compare the ongoing
with ongoing costs of investing in other     actual ending account value and expense      costs of investing in the Fund and other
mutual funds. The actual ending account      information in the example is not based      funds.] To do so, compare this 5%
value and expenses in the below example      upon a six month period, the ending          hypothetical example with the 5%
are based on an investment of $1,000         account value and expense information may    hypothetical examples that appear in the
invested on March 29, 2005 (the date the     not provide a meaningful comparison to       shareholder reports of the other funds.
share class commenced operations) and        mutual funds that provide such
held through August 31, 2005. The            information for a full six month period.        Please note that the expenses shown in
hypothetical ending account value and                                                     the table are meant to highlight your
expenses in the below example are based      HYPOTHETICAL EXAMPLE FOR                     ongoing costs only. Therefore, the
on an investment of $1,000 invested at       COMPARISON PURPOSES                          hypothetical information is useful in
the beginning of the period and held for                                                  comparing ongoing costs only, and will
the entire six month period March 1,         The table below also provides information    not help you determine the relative total
2005, through August 31, 2005.               about hypothetical account values and        costs of owning different funds.
                                             hypothetical expenses based on the Fund's
ACTUAL EXPENSES                              actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
The table below provides information         which is not the Fund's actual return.
about actual account values and actual       The example is based on an investment of
expenses. You may use the information in     $1,000 invested at
this table, together with the amount you
invested, to estimate the expenses that
you paid over the

====================================================================================================================================
                                                           ACTUAL                                   HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT    ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                  EXPENSES
   SHARE                VALUE               VALUE                  PAID DURING           VALUE                      PAID DURING
   CLASS               (3/1/05)          (8/31/05)(1)               PERIOD(2)          (8/31/05)                     PERIOD(3)

Corporate(4)          $1,000.00           $1,013.10                   $0.76            $1,024.45                      $0.77


(1)   The actual ending account value is based on the actual total return of the Fund for the period March 29, 2005, through August
      31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2005--August 31, 2005.

(2)   Actual expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 156 (March 29, 2005, through August 31, 2005) /365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)   Hypothetical expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Corporate Class shares of the Fund and other funds because such data is based on a full six month period.

(4)   Corporate Class shares commenced operations March 29, 2005.

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets Portfolio    credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        fee rates for one retail money market
("AIM"). Based upon the recommendation of    services, the Board reviewed the             fund, lower than the advisory fee rates
the Investments Committee of the Board,      qualifications of AIM's investment           for one institutional money market fund
which is comprised solely of independent     personnel and considered such issues as      (which has an "all-in" fee structure
trustees, at a meeting held on June 30,      AIM's portfolio and product review           whereby AIM pays all of the fund's
2005, the Board, including all of the        process, AIM's legal and compliance          ordinary operating expenses), the same as
independent trustees, approved the           function, AIM's use of technology, AIM's     the advisory fee rates for a second such
continuance of the advisory agreement        portfolio administration function and the    institutional money market fund, and
(the "Advisory Agreement") between the       quality of AIM's investment research.        comparable to the advisory fee rates for
Fund and AIM for another year, effective     Based on the review of these and other       a third such institutional money market
July 1, 2005.                                factors, the Board concluded that the        fund, advised by AIM with investment
                                             quality of services to be provided by AIM    strategies comparable to those of the
   The Board considered the factors          was appropriate and that AIM currently is    Fund; (ii) was lower than the advisory
discussed below in evaluating the            providing satisfactory services in           fee rates for a variable insurance fund
fairness and reasonableness of the           accordance with the terms of the Advisory    advised by AIM and offered to insurance
Advisory Agreement at the meeting on June    Agreement.                                   company separate accounts with investment
30, 2005 and as part of the Board's                                                       strategies comparable to those of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    Fund; (iii) was lower than the advisory
deliberations, the Board and the             comparable funds. The Board reviewed the     fee rates for one offshore fund for which
independent trustees did not identify any    performance of the Fund during the past      an AIM affiliate serves as advisor with
particular factor that was controlling,      one, three and five calendar years           investment strategies comparable to those
and each trustee attributed different        against the performance of funds advised     of the Fund; and (iv) was higher than the
weights to the various factors.              by other advisors with investment            advisory fee rates for one unregistered
                                             strategies comparable to those of the        pooled investment vehicle, comparable to
   One of the responsibilities of the        Fund. The Board noted that the Fund's        the advisory fee rates for a second such
Senior Officer of the Fund, who is           performance in such periods was above the    vehicle, and the same as the advisory fee
independent of AIM and AIM's affiliates,     median performance of such comparable        rates for a third such vehicle, for which
is to manage the process by which the        funds. Based on this review, the Board       an AIM affiliate serves as advisor with
Fund's proposed management fees are          concluded that no changes should be made     investment strategies comparable to those
negotiated to ensure that they are           to the Fund and that it was not necessary    of the Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     to change the Fund's portfolio management    agreed to waive fees and/or limit
length and reasonable. To that end, the      team at this time.                           expenses of the Fund, as discussed below.
Senior Officer must either supervise a                                                    Based on this review, the Board concluded
competitive bidding process or prepare an    o The performance of the Fund relative to    that the advisory fee rate for the Fund
independent written evaluation. The          indices. The Board reviewed the              under the Advisory Agreement was fair and
Senior Officer has recommended an            performance of the Fund during the past      reasonable.
independent written evaluation in lieu of    one, three and five calendar years
a competitive bidding process and, upon      against the performance of the Lipper        o Fees relative to those of comparable
the direction of the Board, has prepared     Institutional Money Market Index.* The       funds with other advisors. The Board
such an independent written evaluation.      Board noted that the Fund's performance      reviewed the advisory fee rate for the
Such written evaluation also considered      in such periods was comparable to the        Fund under the Advisory Agreement. The
certain of the factors discussed below.      performance of such Index. Based on this     Board compared effective contractual
In addition, as discussed below, the         review, the Board concluded that no          advisory fee rates at a common asset
Senior Officer made certain                  changes should be made to the Fund and       level and noted that the Fund's rate was
recommendations to the Board in              that it was not necessary to change the      below the median rate of the funds
connection with such written evaluation.     Fund's portfolio management team at this     advised by other advisors with investment
                                             time.                                        strategies comparable to those of the
   The discussion below serves as a                                                       Fund that the Board reviewed. The Board
summary of the Senior Officer's              o Meeting with the Fund's portfolio          noted that AIM has agreed to waive fees
independent written evaluation and           managers and investment personnel. With      and/or limit expenses of the Fund, as
recommendations to the Board in              respect to the Fund, the Board is meeting    discussed below. Based on this review,
connection therewith, as well as a           periodically with such Fund's portfolio      the Board concluded that the advisory fee
discussion of the material factors and       managers and/or other investment             rate for the Fund under the Advisory
the conclusions with respect thereto that    personnel and believes that such             Agreement was fair and reasonable.
formed the basis for the Board's approval    individuals are competent and able to
of the Advisory Agreement. After             continue to carry out their                  o Expense limitations and fee waivers.
consideration of all of the factors below    responsibilities under the Advisory          The Board noted that AIM has
and based on its informed business           Agreement.                                   contractually agreed to waive fees and/or
judgment, the Board determined that the                                                   limit expenses of the Fund in an amount
Advisory Agreement is in the best            o Overall performance of AIM. The Board      necessary to limit total annual operating
interests of the Fund and its                considered the overall performance of AIM    expenses to a specified percentage of
shareholders and that the compensation to    in providing investment advisory and         average daily net assets for each class
AIM under the Advisory Agreement is fair     portfolio administrative services to the     of the Fund. The Board considered the
and reasonable and would have been           Fund and concluded that such performance     contractual nature of this fee
obtained through arm's length                was satisfactory.                            waiver/expense limitation and noted that
negotiations.                                                                             it remains in effect until August 31,
                                                                                          2006. The Board considered the effect
o The nature and extent of the advisory                                                   this fee waiver/expense limitation would
services to be provided by AIM. The Board                                                 have on the Fund's estimated expenses and
reviewed the services to be provided by                                                   concluded that the levels of fee
AIM under the Advisory Agreement. Based                                                   waivers/expense limitations for the Fund
on such review, the Board concluded that                                                  were fair and reasonable.
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The
Board reviewed the structure of the          Board considered the benefits realized by
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions
Agreement, noting that it does not           executed through "soft dollar"
include any breakpoints. The Board           arrangements. Under these arrangements,
considered whether it would be               brokerage commissions paid by other funds
appropriate to add advisory fee              advised by AIM are used to pay for
breakpoints for the Fund or whether, due     research and execution services. This
to the nature of the Fund and the            research may be used by AIM in making
advisory fee structures of comparable        investment decisions for the Fund. The
funds, it was reasonable to structure the    Board concluded that such arrangements
advisory fee without breakpoints. Based      were appropriate.
on this review, the Board concluded that
it was not necessary to add advisory fee     o AIM's financial soundness in light of
breakpoints to the Fund's advisory fee       the Fund's needs. The Board considered
schedule. The Board reviewed the level of    whether AIM is financially sound and has
the Fund's advisory fees, and noted that     the resources necessary to perform its
such fees, as a percentage of the Fund's     obligations under the Advisory Agreement,
net assets, would remain constant under      and concluded that AIM has the financial
the Advisory Agreement because the           resources necessary to fulfill its
Advisory Agreement does not include any      obligations under the Advisory Agreement.
breakpoints. The Board concluded that the
Fund's fee levels under the Advisory         o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the prior
o Investments in affiliated money market     relationship between AIM and the Fund, as
funds. Not applicable because the Fund       well as the Board's knowledge of AIM's
does not invest in affiliated money          operations, and concluded that it was
market funds.                                beneficial to maintain the current
                                             relationship, in part, because of such
o Independent written evaluation and         knowledge. The Board also reviewed the
recommendations of the Fund's Senior         general nature of the non-investment
Officer. The Board noted that, upon their    advisory services currently performed by
direction, the Senior Officer of the         AIM and its affiliates, such as
Fund, who is independent of AIM and AIM's    administrative, transfer agency and
affiliates, had prepared an independent      distribution services, and the fees
written evaluation in order to assist the    received by AIM and its affiliates for
Board in determining the reasonableness      performing such services. In addition to
of the proposed management fees of the       reviewing such services, the trustees
AIM Funds, including the Fund. The Board     also considered the organizational
noted that the Senior Officer's written      structure employed by AIM and its
evaluation had been relied upon by the       affiliates to provide those services.
Board in this regard in lieu of a            Based on the review of these and other
competitive bidding process. In              factors, the Board concluded that AIM and
determining whether to continue the          its affiliates were qualified to continue
Advisory Agreement for the Fund, the         to provide non-investment advisory
Board considered the Senior Officer's        services to the Fund, including
written evaluation and the recommendation    administrative, transfer agency and
made by the Senior Officer to the Board      distribution services, and that AIM and
that the Board consider implementing a       its affiliates currently are providing
process to assist them in more closely       satisfactory non-investment advisory
monitoring the performance of the AIM        services.
Funds. The Board concluded that it would
be advisable to implement such a process     o Other factors and current trends. In
as soon as reasonably practicable.           determining whether to continue the
                                             Advisory Agreement for the Fund, the
o Profitability of AIM and its               Board considered the fact that AIM, along
affiliates. The Board reviewed               with others in the mutual fund industry,
information concerning the profitability     is subject to regulatory inquiries and
of AIM's (and its affiliates') investment    litigation related to a wide range of
advisory and other activities and its        issues. The Board also considered the
financial condition. The Board considered    governance and compliance reforms being
the overall profitability of AIM, as well    undertaken by AIM and its affiliates,
as the profitability of AIM in connection    including maintaining an internal
with managing the Fund. The Board noted      controls committee and retaining an
that AIM's operations remain profitable,     independent compliance consultant, and
although increased expenses in recent        the fact that AIM has undertaken to cause
years have reduced AIM's profitability.      the Fund to operate in accordance with
Based on the review of the profitability     certain governance policies and
of AIM's and its affiliates' investment      practices. The Board concluded that these
advisory and other activities and its        actions indicated a good faith effort on
financial condition, the Board concluded     the part of AIM to adhere to the highest
that the compensation to be paid by the      ethical standards, and determined that
Fund to AIM under its Advisory Agreement     the current regulatory and litigation
was not excessive.                           environment to which AIM is subject
                                             should not prevent the Board from
                                             continuing the Advisory Agreement for the
                                             Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CORPORATE CLASS
                                                              ---------------
                                                              MARCH 29, 2005
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                AUGUST 31,
                                                                   2005
-----------------------------------------------------------------------------
Net asset value, beginning of period                             $   1.00
-----------------------------------------------------------------------------
Net investment income                                                0.01
-----------------------------------------------------------------------------
Net realized gains on securities                                     0.00
=============================================================================
    Total from investment operations                                 0.01
=============================================================================
Less dividends from net investment income                           (0.01)
=============================================================================
Net asset value, end of period                                   $   1.00
_____________________________________________________________________________
=============================================================================
Total return(a)                                                      1.31%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $466,432
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)
-----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.22%(b)
=============================================================================
Ratio of net investment income to average net assets                 2.41%(b)
_____________________________________________________________________________
=============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $131,027,705.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  LAP-AR-2             Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                         ANNUAL


                     [YOUR GOALS. OUR SOLUTIONS.]
                       --Registered Trademark--

  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
  [GRAHAM           the Institutional Class of the Liquid Assets Portfolio of
   PHOTO]           Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you
ROBERT H. GRAHAM    for investing with us; your participation has helped us
                    reach this milestone.

                       The Portfolio seeks to provide as high a level of current
                    income as is consistent with the preservation of capital and liquidity.

 [WILLIAMSON           The Portfolio invests in commercial paper rated A-1/P-1
   PHOTO]           or better by nationally recognized securities rating
                    organizations, and cash management instruments such as
                    repurchase agreements and master notes. The Portfolio, which
MARK H. WILLIAM     may also invest in U.S. Government, bank and corporate
                    obligations, can purchase securities that extend out 397 days to maturity.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    ===============================   ==========================================
                    DATA AS OF 8/31/05

                    YIELD                             WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   FISCAL YEAR END

                         3.50%            3.41%              20-33 Days               29 Days
                    ===============================   ==========================================

                    ============================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $12.2 BILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    ============================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                         /s/ MARK H. WILLIAMSON
Robert H. Graham                                             Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust         Director & President, A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

======================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as
In days, as of 8/31/05                       amended.

1-7                              54.6%
8-14                              4.9        The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign
15-60                            27.0        securities. The Fund may also invest in securities, whether or not considered
61-120                            6.6        foreign securities, which carry foreign credit exposure. The risks of investing
121-180                           2.4        in foreign securities and securities which carry foreign credit exposure include
181-240                           2.4        decreased publicly available information about issuers, inconsistent accounting,
241+                              2.1        auditing and financial reporting requirements and standards of practice
======================================       comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
   [CROCKETT        (AIM) that save shareholders approximately $20.8 million
     PHOTO]         annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
BRUCE L. CROCKETT   of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      heading entitled "Actual Expenses Paid          Please note that the expenses shown
                                             During Period" to estimate the expenses      in the table are meant to highlight your
As a shareholder of the Fund, you incur      you paid on your account during this         ongoing costs only. Therefore, the
ongoing costs, including management fees     period.                                      hypothetical information is useful in
and other Fund expenses. This example is                                                  comparing ongoing costs only, and will
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          not help you determine the relative
ongoing costs (in dollars) of investing      PURPOSES                                     total costs of owning different funds.
in the Fund and to compare these costs
with ongoing costs of investing in other     The table below also provides
mutual funds. The example is based on an     information about hypothetical account
investment of $1,000 invested at the         values and hypothetical expenses based
beginning of the period and held for the     on the Fund's actual expense ratio and
entire period March 1, 2005, through         an assumed rate of return of 5% per year
August 31, 2005.                             before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical example with the 5%
example, an $8,600 account value divided     hypothetical examples that appear in the
by $1,000 = 8.6), then multiply the          shareholder reports of the other funds.
result by the number in the table under
the

====================================================================================================================================

                                                        ACTUAL                              HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES        ENDING ACCOUNT              EXPENSES
   SHARE                VALUE               VALUE           PAID DURING          VALUE                  PAID DURING
   CLASS              (3/1/05)          (8/31/05)(1)         PERIOD(2)         (8/31/05)                 PERIOD(2)

Institutional        $1,000.00           $1,015.10             $0.61            $1,024.60                  $0.61

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
====================================================================================================================================


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets              credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, lower than the advisory fee
recommendation of the Investments            reviewed the qualifications of AIM's         rates for one institutional money market
Committee of the Board, which is             investment personnel and considered such     fund (which has an "all-in" fee
comprised solely of independent              issues as AIM's portfolio and product        structure whereby AIM pays all of the
trustees, at a meeting held on June 30,      review process, AIM's legal and              fund's ordinary operating expenses), the
2005, the Board, including all of the        compliance function, AIM's use of            same as the advisory fee rates for a
independent trustees, approved the           technology, AIM's portfolio                  second such institutional money market
continuance of the advisory agreement        administration function and the quality      fund, and comparable to the advisory fee
(the "Advisory Agreement") between the       of AIM's investment research. Based on       rates for a third such institutional
Fund and AIM for another year, effective     the review of these and other factors,       money market fund, advised by AIM with
July 1, 2005.                                the Board concluded that the quality of      investment strategies comparable to
                                             services to be provided by AIM was           those of the Fund; (ii) was lower than
   The Board considered the factors          appropriate and that AIM currently is        the advisory fee rates for a variable
discussed below in evaluating the            providing satisfactory services in           insurance fund advised by AIM and
fairness and reasonableness of the           accordance with the terms of the             offered to insurance company separate
Advisory Agreement at the meeting on         Advisory Agreement.                          accounts with investment strategies
June 30, 2005 and as part of the Board's                                                  comparable to those of the Fund; (iii)
ongoing oversight of the Fund. In their      o The performance of the Fund relative       was lower than the advisory fee rates
deliberations, the Board and the             to comparable funds. The Board reviewed      for one offshore fund for which an AIM
independent trustees did not identify        the performance of the Fund during the       affiliate serves as advisor with
any particular factor that was               past one, three and five calendar years      investment strategies comparable to
controlling, and each trustee attributed     against the performance of funds advised     those of the Fund; and (iv) was higher
different weights to the various             by other advisors with investment            than the advisory fee rates for one
factors.                                     strategies comparable to those of the        unregistered pooled investment vehicle,
                                             Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
   One of the responsibilities of the        performance in such periods was above        a second such vehicle, and the same as
Senior Officer of the Fund, who is           the median performance of such               the advisory fee rates for a third such
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,      vehicle, for which an AIM affiliate
is to manage the process by which the        the Board concluded that no changes          serves as advisor with investment
Fund's proposed management fees are          should be made to the Fund and that it       strategies comparable to those of the
negotiated to ensure that they are           was not necessary to change the Fund's       Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     portfolio management team at this time.      agreed to waive fees and/or limit
length and reasonable. To that end, the                                                   expenses of the Fund, as discussed
Senior Officer must either supervise a       o The performance of the Fund relative       below. Based on this review, the Board
competitive bidding process or prepare       to indices. The Board reviewed the           concluded that the advisory fee rate for
an independent written evaluation. The       performance of the Fund during the past      the Fund under the Advisory Agreement
Senior Officer has recommended an            one, three and five calendar years           was fair and reasonable.
independent written evaluation in lieu       against the performance of the Lipper
of a competitive bidding process and,        Institutional Money Market Index.* The       o Fees relative to those of comparable
upon the direction of the Board, has         Board noted that the Fund's performance      funds with other advisors. The Board
prepared such an independent written         in such periods was comparable to the        reviewed the advisory fee rate for the
evaluation. Such written evaluation also     performance of such Index. Based on this     Fund under the Advisory Agreement. The
considered certain of the factors            review, the Board concluded that no          Board compared effective contractual
discussed below. In addition, as             changes should be made to the Fund and       advisory fee rates at a common asset
discussed below, the Senior Officer made     that it was not necessary to change the      level and noted that the Fund's rate was
certain recommendations to the Board in      Fund's portfolio management team at this     below the median rate of the funds
connection with such written evaluation.     time.                                        advised by other advisors with
                                                                                          investment strategies comparable to
   The discussion below serves as a          o Meeting with the Fund's portfolio          those of the Fund that the Board
summary of the Senior Officer's              managers and investment personnel. With      reviewed. The Board noted that AIM has
independent written evaluation and           respect to the Fund, the Board is            agreed to waive fees and/or limit
recommendations to the Board in              meeting periodically with such Fund's        expenses of the Fund, as discussed
connection therewith, as well as a           portfolio managers and/or other              below. Based on this review, the Board
discussion of the material factors and       investment personnel and believes that       concluded that the advisory fee rate for
the conclusions with respect thereto         such individuals are competent and able      the Fund under the Advisory Agreement
that formed the basis for the Board's        to continue to carry out their               was fair and reasonable.
approval of the Advisory Agreement.          responsibilities under the Advisory
After consideration of all of the            Agreement.                                   o Expense limitations and fee waivers.
factors below and based on its informed                                                   The Board noted that AIM has
business judgment, the Board determined      o Overall performance of AIM. The Board      contractually agreed to waive fees
that the Advisory Agreement is in the        considered the overall performance of        and/or limit expenses of the Fund in an
best interests of the Fund and its           AIM in providing investment advisory and     amount necessary to limit total annual
shareholders and that the compensation       portfolio administrative services to the     operating expenses to a specified
to AIM under the Advisory Agreement is       Fund and concluded that such performance     percentage of average daily net assets
fair and reasonable and would have been      was satisfactory.                            for each class of the Fund. The Board
obtained through arm's length                                                             considered the contractual nature of
negotiations.                                                                             this fee waiver/expense limitation and
                                                                                          noted that it remains in effect until
o The nature and extent of the advisory                                                   August 31, 2006. The Board considered
services to be provided by AIM. The                                                       the effect this fee waiver/expense
Board reviewed the services to be                                                         limitation would have on the Fund's
provided by AIM under the Advisory                                                        estimated expenses and concluded that
Agreement. Based on such review, the                                                      the levels of fee waivers/expense
Board concluded that the range of                                                         limitations for the Fund were fair and
services to be provided by AIM under the                                                  reasonable.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2005              2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02              0.01           0.01           0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                     0.00             (0.00)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations                          0.02              0.01           0.01           0.02           0.05
=================================================================================================================================
Less dividends from net investment income                    (0.02)            (0.01)         (0.01)         (0.02)         (0.05)
=================================================================================================================================
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               2.50%             1.05%          1.32%          2.16%          5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $12,281,976       $13,426,786    $21,240,699    $29,122,702    $26,772,308
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.12%          0.11%          0.11%          0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.19%(b)          0.18%          0.17%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to average net assets          2.44%(b)          1.04%          1.34%          2.12%          5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $12,599,510,847.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               LAP-AR-1                Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                               --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Personal Investment Class of the Liquid Assets Portfolio
      [GRAHAM       of Short-Term Investments Trust, part of AIM Cash
       PHOTO]       Management, covering the fiscal year ended August 31, 2005.
                    This year, AIM Cash Management marks its 25th anniversary.
                    Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to provide as high a level of current ROBERT H. GRAHAM income as is consistent with the preservation of capital and liquidity.

                       The Portfolio invests in commercial paper rated A-1/P-1
                    or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The Portfolio, which may also invest in U.S. Government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
    [WILLIAMSON     higher yields, the portfolio continued to provide attractive
       PHOTO]       returns. The portfolio continued to maintain a relatively
                    short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from
 MARK H. WILLIAMSON Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             =========================================    =========================================
                                             DATA AS OF 8/31/05

                                             YIELD                                        WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING FISCAL YEAR  FISCAL YEAR END

                                                 2.95%                       2.86%               20-33 Days            29 Days

                                             =========================================    =========================================

                                             ======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $46.1 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                                             ======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

 /S/ ROBERT H. GRAHAM                       /S/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================    The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05                       The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign
1-7                                 54.6%    securities, which carry foreign credit exposure. The risks of investing in foreign
8-14                                 4.9     securities and securities which carry foreign credit exposure include decreased
15-60                               27.0     publicly available information about issuers, inconsistent accounting, auditing and
61-120                               6.6     financial reporting requirements and standards of practice comparable to those
121-180                              2.4     applicable to domestic issuers, expropriation, nationalization or other adverse
181-240                              2.4     political or economic developments and the difficulty of enforcing obligations in
241+                                 2.1     other countries. Investments in foreign securities may also be subject to dividend
=========================================    withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
     [CROCKETT      majority of these expense reductions, which took effect July
       PHOTO]       1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took BRUCE L. CROCKETT place over a three-day period. The meeting included your
                    Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds


                     October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical examples
                                             the heading entitled "Actual Expenses        that appear in the shareholder reports of
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          the other funds.
ongoing costs, including management fees;    expenses you paid on your account during
distribution and/or service fees (12b-1);    this period.                                    Please note that the expenses shown in
and other Fund expenses. This example is                                                  the table are meant to highlight your
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                     ongoing costs only. Therefore, the
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                          hypothetical information is useful in
in the Fund and to compare these costs                                                    comparing ongoing costs only, and will
with ongoing costs of investing in other     The table below also provides information    not help you determine the relative total
mutual funds. The example is based on an     about hypothetical account values and        costs of owning different funds.
investment of $1,000 invested at the         hypothetical expenses based on the Fund's
beginning of the period and held for the     actual expense ratio and an assumed rate
entire period March 1, 2005, through         of return of 5% per year before expenses,
August 31, 2005.                             which is not the Fund's actual return.

ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information         actual ending account balance or expenses
about actual account values and actual       you paid for the period. You may use this
expenses. You may use the information in     information to compare the ongoing costs
this table, together with the amount you     of investing in the Fund and other funds.
invested, to estimate the expenses that      To do so, compare this 5% hypothetical
you paid over the period. Simply divide
your account value by $1,000 (for
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                           ACTUAL                                    HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT   ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                  EXPENSES
  SHARE                   VALUE             VALUE                  PAID DURING           VALUE                      PAID DURING
  CLASS                 (3/1/05)         (8/31/05)(1)               PERIOD(2)          (8/31/05)                     PERIOD(2)

 Personal
Investment             $1,000.00         $1,012.30                    $3.40             $1,021.83                     $3.41


(1)   The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through
      August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
      Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets Portfolio    credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        fee rates for one retail money market
("AIM"). Based upon the recommendation of    services, the Board reviewed the             fund, lower than the advisory fee rates
the Investments Committee of the Board,      qualifications of AIM's investment           for one institutional money market fund
which is comprised solely of independent     personnel and considered such issues as      (which has an "all-in" fee structure
trustees, at a meeting held on June 30,      AIM's portfolio and product review           whereby AIM pays all of the fund's
2005, the Board, including all of the        process, AIM's legal and compliance          ordinary operating expenses), the same as
independent trustees, approved the           function, AIM's use of technology, AIM's     the advisory fee rates for a second such
continuance of the advisory agreement        portfolio administration function and the    institutional money market fund, and
(the "Advisory Agreement") between the       quality of AIM's investment research.        comparable to the advisory fee rates for
Fund and AIM for another year, effective     Based on the review of these and other       a third such institutional money market
July 1, 2005.                                factors, the Board concluded that the        fund, advised by AIM with investment
                                             quality of services to be provided by AIM    strategies comparable to those of the
   The Board considered the factors          was appropriate and that AIM currently is    Fund; (ii) was lower than the advisory
discussed below in evaluating the            providing satisfactory services in           fee rates for a variable insurance fund
fairness and reasonableness of the           accordance with the terms of the Advisory    advised by AIM and offered to insurance
Advisory Agreement at the meeting on June    Agreement.                                   company separate accounts with investment
30, 2005 and as part of the Board's                                                       strategies comparable to those of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    Fund; (iii) was lower than the advisory
deliberations, the Board and the             comparable funds. The Board reviewed the     fee rates for one offshore fund for which
independent trustees did not identify any    performance of the Fund during the past      an AIM affiliate serves as advisor with
particular factor that was controlling,      one, three and five calendar years           investment strategies comparable to those
and each trustee attributed different        against the performance of funds advised     of the Fund; and (iv) was higher than the
weights to the various factors.              by other advisors with investment            advisory fee rates for one unregistered
                                             strategies comparable to those of the        pooled investment vehicle, comparable to
   One of the responsibilities of the        Fund. The Board noted that the Fund's        the advisory fee rates for a second such
Senior Officer of the Fund, who is           performance in such periods was above the    vehicle, and the same as the advisory fee
independent of AIM and AIM's affiliates,     median performance of such comparable        rates for a third such vehicle, for which
is to manage the process by which the        funds. Based on this review, the Board       an AIM affiliate serves as advisor with
Fund's proposed management fees are          concluded that no changes should be made     investment strategies comparable to those
negotiated to ensure that they are           to the Fund and that it was not necessary    of the Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     to change the Fund's portfolio management    agreed to waive fees and/or limit
length and reasonable. To that end, the      team at this time.                           expenses of the Fund, as discussed below.
Senior Officer must either supervise a                                                    Based on this review, the Board concluded
competitive bidding process or prepare an    o The performance of the Fund relative to    that the advisory fee rate for the Fund
independent written evaluation. The          indices. The Board reviewed the              under the Advisory Agreement was fair and
Senior Officer has recommended an            performance of the Fund during the past      reasonable.
independent written evaluation in lieu of    one, three and five calendar years
a competitive bidding process and, upon      against the performance of the Lipper        o Fees relative to those of comparable
the direction of the Board, has prepared     Institutional Money Market Index.* The       funds with other advisors. The Board
such an independent written evaluation.      Board noted that the Fund's performance      reviewed the advisory fee rate for the
Such written evaluation also considered      in such periods was comparable to the        Fund under the Advisory Agreement. The
certain of the factors discussed below.      performance of such Index. Based on this     Board compared effective contractual
In addition, as discussed below, the         review, the Board concluded that no          advisory fee rates at a common asset
Senior Officer made certain                  changes should be made to the Fund and       level and noted that the Fund's rate was
recommendations to the Board in              that it was not necessary to change the      below the median rate of the funds
connection with such written evaluation.     Fund's portfolio management team at this     advised by other advisors with investment
                                             time.                                        strategies comparable to those of the
   The discussion below serves as a                                                       Fund that the Board reviewed. The Board
summary of the Senior Officer's              o Meeting with the Fund's portfolio          noted that AIM has agreed to waive fees
independent written evaluation and           managers and investment personnel. With      and/or limit expenses of the Fund, as
recommendations to the Board in              respect to the Fund, the Board is meeting    discussed below. Based on this review,
connection therewith, as well as a           periodically with such Fund's portfolio      the Board concluded that the advisory fee
discussion of the material factors and       managers and/or other investment             rate for the Fund under the Advisory
the conclusions with respect thereto that    personnel and believes that such             Agreement was fair and reasonable.
formed the basis for the Board's approval    individuals are competent and able to
of the Advisory Agreement. After             continue to carry out their                  o Expense limitations and fee waivers.
consideration of all of the factors below    responsibilities under the Advisory          The Board noted that AIM has
and based on its informed business           Agreement.                                   contractually agreed to waive fees and/or
judgment, the Board determined that the                                                   limit expenses of the Fund in an amount
Advisory Agreement is in the best            o Overall performance of AIM. The Board      necessary to limit total annual operating
interests of the Fund and its                considered the overall performance of AIM    expenses to a specified percentage of
shareholders and that the compensation to    in providing investment advisory and         average daily net assets for each class
AIM under the Advisory Agreement is fair     portfolio administrative services to the     of the Fund. The Board considered the
and reasonable and would have been           Fund and concluded that such performance     contractual nature of this fee
obtained through arm's length                was satisfactory.                            waiver/expense limitation and noted that
negotiations.                                                                             it remains in effect until August 31,
                                                                                          2006. The Board considered the effect
o The nature and extent of the advisory                                                   this fee waiver/expense limitation would
services to be provided by AIM. The Board                                                 have on the Fund's estimated expenses and
reviewed the services to be provided by                                                   concluded that the levels of fee
AIM under the Advisory Agreement. Based                                                   waivers/expense limitations for the Fund
on such review, the Board concluded that                                                  were fair and reasonable.
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The
Board reviewed the structure of the          Board considered the benefits realized by
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions
Agreement, noting that it does not           executed through "soft dollar"
include any breakpoints. The Board           arrangements. Under these arrangements,
considered whether it would be               brokerage commissions paid by other funds
appropriate to add advisory fee              advised by AIM are used to pay for
breakpoints for the Fund or whether, due     research and execution services. This
to the nature of the Fund and the            research may be used by AIM in making
advisory fee structures of comparable        investment decisions for the Fund. The
funds, it was reasonable to structure the    Board concluded that such arrangements
advisory fee without breakpoints. Based      were appropriate.
on this review, the Board concluded that
it was not necessary to add advisory fee     o AIM's financial soundness in light of
breakpoints to the Fund's advisory fee       the Fund's needs. The Board considered
schedule. The Board reviewed the level of    whether AIM is financially sound and has
the Fund's advisory fees, and noted that     the resources necessary to perform its
such fees, as a percentage of the Fund's     obligations under the Advisory Agreement,
net assets, would remain constant under      and concluded that AIM has the financial
the Advisory Agreement because the           resources necessary to fulfill its
Advisory Agreement does not include any      obligations under the Advisory Agreement.
breakpoints. The Board concluded that the
Fund's fee levels under the Advisory         o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the prior
o Investments in affiliated money market     relationship between AIM and the Fund, as
funds. Not applicable because the Fund       well as the Board's knowledge of AIM's
does not invest in affiliated money          operations, and concluded that it was
market funds.                                beneficial to maintain the current
                                             relationship, in part, because of such
o Independent written evaluation and         knowledge. The Board also reviewed the
recommendations of the Fund's Senior         general nature of the non-investment
Officer. The Board noted that, upon their    advisory services currently performed by
direction, the Senior Officer of the         AIM and its affiliates, such as
Fund, who is independent of AIM and AIM's    administrative, transfer agency and
affiliates, had prepared an independent      distribution services, and the fees
written evaluation in order to assist the    received by AIM and its affiliates for
Board in determining the reasonableness      performing such services. In addition to
of the proposed management fees of the       reviewing such services, the trustees
AIM Funds, including the Fund. The Board     also considered the organizational
noted that the Senior Officer's written      structure employed by AIM and its
evaluation had been relied upon by the       affiliates to provide those services.
Board in this regard in lieu of a            Based on the review of these and other
competitive bidding process. In              factors, the Board concluded that AIM and
determining whether to continue the          its affiliates were qualified to continue
Advisory Agreement for the Fund, the         to provide non-investment advisory
Board considered the Senior Officer's        services to the Fund, including
written evaluation and the recommendation    administrative, transfer agency and
made by the Senior Officer to the Board      distribution services, and that AIM and
that the Board consider implementing a       its affiliates currently are providing
process to assist them in more closely       satisfactory non-investment advisory
monitoring the performance of the AIM        services.
Funds. The Board concluded that it would
be advisable to implement such a process     o Other factors and current trends. In
as soon as reasonably practicable.           determining whether to continue the
                                             Advisory Agreement for the Fund, the
o Profitability of AIM and its               Board considered the fact that AIM, along
affiliates. The Board reviewed               with others in the mutual fund industry,
information concerning the profitability     is subject to regulatory inquiries and
of AIM's (and its affiliates') investment    litigation related to a wide range of
advisory and other activities and its        issues. The Board also considered the
financial condition. The Board considered    governance and compliance reforms being
the overall profitability of AIM, as well    undertaken by AIM and its affiliates,
as the profitability of AIM in connection    including maintaining an internal
with managing the Fund. The Board noted      controls committee and retaining an
that AIM's operations remain profitable,     independent compliance consultant, and
although increased expenses in recent        the fact that AIM has undertaken to cause
years have reduced AIM's profitability.      the Fund to operate in accordance with
Based on the review of the profitability     certain governance policies and
of AIM's and its affiliates' investment      practices. The Board concluded that these
advisory and other activities and its        actions indicated a good faith effort on
financial condition, the Board concluded     the part of AIM to adhere to the highest
that the compensation to be paid by the      ethical standards, and determined that
Fund to AIM under its Advisory Agreement     the current regulatory and litigation
was not excessive.                           environment to which AIM is subject
                                             should not prevent the Board from
                                             continuing the Advisory Agreement for the
                                             Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          .005       0.01       0.02       0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        0.00        (0.000)      0.00       0.00       0.00
====================================================================================================================
    Total from investment operations                             0.02          .005       0.01       0.02       0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (.005)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  1.94%         0.50%      0.77%      1.65%      5.01%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $46,190       $48,166    $47,266    $30,277    $11,930
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.66%      0.61%      0.60%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.94%(b)      0.93%      0.92%      0.94%      0.94%
====================================================================================================================
Ratio of net investment income to average net assets             1.89%(b)      0.49%      0.79%      1.62%      4.69%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,068,509.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  LAP-AR-6             Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                    ANNUAL



                     [YOUR GOALS. OUR SOLUTIONS.]
                       --Registered Trademark--
  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                             --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
    [GRAHAM         the Private Investment Class of the Liquid Assets Portfolio
     PHOTO]         of Short-Term Investments Trust, part of AIM Cash
                    Management, covering the fiscal year ended August 31, 2005.
                    This year, AIM Cash Management marks its 25th anniversary.
ROBERT H. GRAHAM    Thank you for investing with us; your participation has
                    helped us reach this milestone.

                       The Portfolio seeks to provide as high a level of current
                    income as is consistent with the preservation of capital and liquidity.

                       The Portfolio invests in commercial paper rated
                    A-1/P-1 or better by nationally recognized securities rating
  [WILLIAMSON       organizations, and cash management instruments such as
     PHOTO]         repurchase agreements and master notes. The Portfolio, which may also invest in U.S. Government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.
MARK H. WILLIAMSON
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.


                           ===============================   ==========================================
                           DATA AS OF 8/31/05


                           YIELD                             WEIGHTED AVERAGE MATURITY

                           7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   FISCAL YEAR END

                                3.20%           3.11%            20--33 Days              29 Days
                           ===============================   ==========================================

                           ============================================================================
                           NET ASSETS AT FISCAL YEAR END

                           $808.8 MILLION

                           The seven-day SEC yield and monthly yield represent
                           annualized results for the period, net of fees and
                           expenses, and exclude any realized capital gains or
                           losses. Yields will fluctuate. Had certain fees not
                           been waived and/or certain expenses reimbursed by the
                           advisor and distributor, performance would have been
                           lower.
                           ============================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                /s/ MARK H. WILLIAMSON

Robert H. Graham                                                    Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust                Director & President, A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

======================================        The number of days to maturity of each holding is determined in accordance with
PORTFOLIO COMPOSITION BY MATURITY             the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 8/31/05
1--7                             54.6%        The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign
8--14                             4.9         securities. The Fund may also invest in securities, whether or not considered
15--60                           27.0         foreign securities, which carry foreign credit exposure. The risks of investing
61--120                           6.6         in foreign securities and securities which carry foreign credit exposure include
121--180                          2.4         decreased publicly available information about issuers, inconsistent accounting,
181-240                           2.4         auditing and financial reporting requirements and standards of practice
241+                              2.1         comparable to those applicable to domestic issuers, expropriation,
======================================        nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT           At our most recent meeting in June 2005, your Board
  PHOTO]            approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      result by the number in the table under      example with the 5% hypothetical
ongoing costs, including management          the heading entitled "Actual Expenses        examples that appear in the shareholder
fees; distribution and/or service fees       Paid During Period" to estimate the          reports of the other funds.
(12b-1); and other Fund expenses. This       expenses you paid on your account during
example is intended to help you              this period.                                    Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs only. Therefore, the
compare these costs with ongoing costs       PURPOSES                                     hypothetical information is useful in
of investing in other mutual funds. The                                                   comparing ongoing costs only, and will
example is based on an investment of         The table below also provides                not help you determine the relative
$1,000 invested at the beginning of the      information about hypothetical account       total costs of owning different funds.
period and held for the entire period        values and hypothetical expenses based
March 1, 2005, through August 31, 2005.      on the Fund's actual expense ratio and
                                             an assumed rate of return of 5% per year
ACTUAL EXPENSES                              before expenses, which is not the Fund's
                                             actual return.
The table below provides information
about actual account values and actual          The hypothetical account values and
expenses. You may use the information in     expenses may not be used to estimate the
this table, together with the amount you     actual ending account balance or
invested, to estimate the expenses that      expenses you paid for the period. You
you paid over the period. Simply divide      may use this information to compare the
your account value by $1,000 (for            ongoing costs of investing in the Fund
example, an $8,600 account value divided     and other funds. To do so, compare this
by $1,000 = 8.6), then multiply the          5% hypothetical

====================================================================================================================================

                                                            ACTUAL                                   HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES        ENDING ACCOUNT                  EXPENSES
  SHARE                 VALUE               VALUE                  PAID DURING           VALUE                      PAID DURING
  CLASS               (3/1/05)           (8/31/05)(1)                PERIOD(2)         (8/31/05)                     PERIOD(2)
Private
Investment           $1,000.00            $1,013.60                   $2.13            $1,023.09                      $2.14

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets              credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, lower than the advisory fee
recommendation of the Investments            reviewed the qualifications of AIM's         rates for one institutional money market
Committee of the Board, which is             investment personnel and considered such     fund (which has an "all-in" fee
comprised solely of independent              issues as AIM's portfolio and product        structure whereby AIM pays all of the
trustees, at a meeting held on June 30,      review process, AIM's legal and              fund's ordinary operating expenses), the
2005, the Board, including all of the        compliance function, AIM's use of            same as the advisory fee rates for a
independent trustees, approved the           technology, AIM's portfolio                  second such institutional money market
continuance of the advisory agreement        administration function and the quality      fund, and comparable to the advisory fee
(the "Advisory Agreement") between the       of AIM's investment research. Based on       rates for a third such institutional
Fund and AIM for another year, effective     the review of these and other factors,       money market fund, advised by AIM with
July 1, 2005.                                the Board concluded that the quality of      investment strategies comparable to
                                             services to be provided by AIM was           those of the Fund; (ii) was lower than
   The Board considered the factors          appropriate and that AIM currently is        the advisory fee rates for a variable
discussed below in evaluating the            providing satisfactory services in           insurance fund advised by AIM and
fairness and reasonableness of the           accordance with the terms of the             offered to insurance company separate
Advisory Agreement at the meeting on         Advisory Agreement.                          accounts with investment strategies
June 30, 2005 and as part of the Board's                                                  comparable to those of the Fund; (iii)
ongoing oversight of the Fund. In their      o The performance of the Fund relative       was lower than the advisory fee rates
deliberations, the Board and the             to comparable funds. The Board reviewed      for one offshore fund for which an AIM
independent trustees did not identify        the performance of the Fund during the       affiliate serves as advisor with
any particular factor that was               past one, three and five calendar years      investment strategies comparable to
controlling, and each trustee attributed     against the performance of funds advised     those of the Fund; and (iv) was higher
different weights to the various             by other advisors with investment            than the advisory fee rates for one
factors.                                     strategies comparable to those of the        unregistered pooled investment vehicle,
                                             Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
   One of the responsibilities of the        performance in such periods was above        a second such vehicle, and the same as
Senior Officer of the Fund, who is           the median performance of such               the advisory fee rates for a third such
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,      vehicle, for which an AIM affiliate
is to manage the process by which the        the Board concluded that no changes          serves as advisor with investment
Fund's proposed management fees are          should be made to the Fund and that it       strategies comparable to those of the
negotiated to ensure that they are           was not necessary to change the Fund's       Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     portfolio management team at this time.      agreed to waive fees and/or limit
length and reasonable. To that end, the                                                   expenses of the Fund, as discussed
Senior Officer must either supervise a       o The performance of the Fund relative       below. Based on this review, the Board
competitive bidding process or prepare       to indices. The Board reviewed the           concluded that the advisory fee rate for
an independent written evaluation. The       performance of the Fund during the past      the Fund under the Advisory Agreement
Senior Officer has recommended an            one, three and five calendar years           was fair and reasonable.
independent written evaluation in lieu       against the performance of the Lipper
of a competitive bidding process and,        Institutional Money Market Index.* The       o Fees relative to those of comparable
upon the direction of the Board, has         Board noted that the Fund's performance      funds with other advisors. The Board
prepared such an independent written         in such periods was comparable to the        reviewed the advisory fee rate for the
evaluation. Such written evaluation also     performance of such Index. Based on this     Fund under the Advisory Agreement. The
considered certain of the factors            review, the Board concluded that no          Board compared effective contractual
discussed below. In addition, as             changes should be made to the Fund and       advisory fee rates at a common asset
discussed below, the Senior Officer made     that it was not necessary to change the      level and noted that the Fund's rate was
certain recommendations to the Board in      Fund's portfolio management team at this     below the median rate of the funds
connection with such written evaluation.     time.                                        advised by other advisors with
                                                                                          investment strategies comparable to
   The discussion below serves as a          o Meeting with the Fund's portfolio          those of the Fund that the Board
summary of the Senior Officer's              managers and investment personnel. With      reviewed. The Board noted that AIM has
independent written evaluation and           respect to the Fund, the Board is            agreed to waive fees and/or limit
recommendations to the Board in              meeting periodically with such Fund's        expenses of the Fund, as discussed
connection therewith, as well as a           portfolio managers and/or other              below. Based on this review, the Board
discussion of the material factors and       investment personnel and believes that       concluded that the advisory fee rate for
the conclusions with respect thereto         such individuals are competent and able      the Fund under the Advisory Agreement
that formed the basis for the Board's        to continue to carry out their               was fair and reasonable.
approval of the Advisory Agreement.          responsibilities under the Advisory
After consideration of all of the            Agreement.                                   o Expense limitations and fee waivers.
factors below and based on its informed                                                   The Board noted that AIM has
business judgment, the Board determined      o Overall performance of AIM. The Board      contractually agreed to waive fees
that the Advisory Agreement is in the        considered the overall performance of        and/or limit expenses of the Fund in an
best interests of the Fund and its           AIM in providing investment advisory and     amount necessary to limit total annual
shareholders and that the compensation       portfolio administrative services to the     operating expenses to a specified
to AIM under the Advisory Agreement is       Fund and concluded that such performance     percentage of average daily net assets
fair and reasonable and would have been      was satisfactory.                            for each class of the Fund. The Board
obtained through arm's length                                                             considered the contractual nature of
negotiations.                                                                             this fee waiver/expense limitation and
                                                                                          noted that it remains in effect until
o The nature and extent of the advisory                                                   August 31, 2006. The Board considered
services to be provided by AIM. The                                                       the effect this fee waiver/expense
Board reviewed the services to be                                                         limitation would have on the Fund's
provided by AIM under the Advisory                                                        estimated expenses and concluded that
Agreement. Based on such review, the                                                      the levels of fee waivers/expense
Board concluded that the range of                                                         limitations for the Fund were fair and
services to be provided by AIM under the                                                  reasonable.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.


o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's  financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2005            2004         2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02          0.05
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)       0.00        0.00          0.00
=============================================================================================================================
    Total from investment operations                              0.02             0.01        0.01        0.02          0.05
=============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)        (0.05)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   2.19%            0.75%       1.02%       1.85%         5.22%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $808,821       $1,078,780    $978,383    $808,457    $1,289,479
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)         0.42%       0.41%       0.41%         0.40%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)         0.68%       0.67%       0.69%         0.69%
=============================================================================================================================
Ratio of net investment income to average net assets              2.14%(b)         0.74%       1.04%       1.82%         4.89%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $906,606,903.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 02-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                 LAP-AR-5              Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
 [GRAHAM            the Reserve Class of the Liquid Assets Portfolio of
  PHOTO]            Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year, AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to provide as high a level of current
ROBERT H. GRAHAM    income as is consistent with the preservation of capital and liquidity.

                       The Portfolio invests in commercial paper rated A-1/P-1
                    or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The Portfolio, which may also invest in U.S. Government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
   [WILLIAMSON      returns. The portfolio continued to maintain a relatively
     [PHOTO]        short maturity structure to take advantage of any sudden
                    rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from
MARK H. WILLIAMSON  Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.


                                             ===================================     ===============================================
                                             DATA AS OF 8/31/05

                                             YIELD                                   WEIGHTED AVERAGE MATURITY

                                             7-DAY SEC YIELD       MONTHLY YIELD     RANGE DURING FISCAL YEAR        FISCAL YEAR END

                                                 2.63%                 2.54%                20-33 Days                   29 Days

                                             ===================================     ===============================================

                                             =======================================================================================

                                             NET ASSETS AT FISCAL YEAR END

                                             $128.2 MILLION

                                             The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                                             =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Vice Chair & President,                      Director & President,
Short-Term Investments Trust                 A I M Advisors, Inc.


October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.





===================================          The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 8/31/05                       The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered
1-7                           54.6%          foreign securities, which carry foreign credit exposure. The risks of investing in
8-14                           4.9           foreign securities and securities which carry foreign credit exposure include
15-60                         27.0           decreased publicly available information about issuers, inconsistent accounting,
61-120                         6.6           auditing and financial reporting requirements and standards of practice comparable
121-180                        2.4           to those applicable to domestic issuers, expropriation, nationalization or other
181-240                        2.4           adverse political or economic developments and the difficulty of enforcing
241+                           2.1           obligations in other countries. Investments in foreign securities may also be
===================================          subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
   [CROCKETT        majority of these expense reductions, which took effect July
     PHOTO]         1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
BRUCE L. CROCKETT   two and one-half months of review and discussions, took
                    place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products &
                    Performance" and click on "Investment Advisory Agreement
                    Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under       example with the 5% hypothetical
                                             the heading entitled "Actual Expenses         examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                     Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                     in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
understand your ongoing costs (in            COMPARISON PURPOSES                           hypothetical information is useful in
dollars) of investing in the Fund and to                                                   comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                 not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account        total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                         ACTUAL                                   HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES         ENDING ACCOUNT                  EXPENSES
 SHARE                VALUE                 VALUE                PAID DURING           VALUE                     PAID DURING
 CLASS               (3/1/05)             (8/31/05)(1)             PERIOD(2)         (8/31/05)                     PERIOD(2)

Reserve             $1,000.00             $1,010.70                $5.02             $1,020.21                       $5.04

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Liquid Assets              credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                    this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide              advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       market fund, lower than the advisory fee
recommendation of the Investments            reviewed the qualifications of AIM's          rates for one institutional money market
Committee of the Board, which is             investment personnel and considered such      fund (which has an "all-in" fee
comprised solely of independent              issues as AIM's portfolio and product         structure whereby AIM pays all of the
trustees, at a meeting held on June 30,      review process, AIM's legal and               fund's ordinary operating expenses), the
2005, the Board, including all of the        compliance function, AIM's use of             same as the advisory fee rates for a
independent trustees, approved the           technology, AIM's portfolio                   second such institutional money market
continuance of the advisory agreement        administration function and the quality       fund, and comparable to the advisory fee
(the "Advisory Agreement") between the       of AIM's investment research. Based on        rates for a third such institutional
Fund and AIM for another year, effective     the review of these and other factors,        money market fund, advised by AIM with
July 1, 2005.                                the Board concluded that the quality of       investment strategies comparable to
                                             services to be provided by AIM was            those of the Fund; (ii) was lower than
   The Board considered the factors          appropriate and that AIM currently is         the advisory fee rates for a variable
discussed below in evaluating the            providing satisfactory services in            insurance fund advised by AIM and
fairness and reasonableness of the           accordance with the terms of the              offered to insurance company separate
Advisory Agreement at the meeting on         Advisory Agreement.                           accounts with investment strategies
June 30, 2005 and as part of the Board's                                                   comparable to those of the Fund; (iii)
ongoing oversight of the Fund. In their                                                    was lower than the advisory fee rates
deliberations, the Board and the             o The performance of the Fund relative        for one offshore fund for which an AIM
independent trustees did not identify        to comparable funds. The Board reviewed       affiliate serves as advisor with
any particular factor that was               the performance of the Fund during the        investment strategies comparable to
controlling, and each trustee attributed     past one, three and five calendar years       those of the Fund; and (iv) was higher
different weights to the various             against the performance of funds advised      than the advisory fee rates for one
factors.                                     by other advisors with investment             unregistered pooled investment vehicle,
                                             strategies comparable to those of the         comparable to the advisory fee rates for
   One of the responsibilities of the        Fund. The Board noted that the Fund's         a second such vehicle, and the same as
Senior Officer of the Fund, who is           performance in such periods was above         the advisory fee rates for a third such
independent of AIM and AIM's affiliates,     the median performance of such                vehicle, for which an AIM affiliate
is to manage the process by which the        comparable funds. Based on this review,       serves as advisor with investment
Fund's proposed management fees are          the Board concluded that no changes           strategies comparable to those of the
negotiated to ensure that they are           should be made to the Fund and that it        Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     was not necessary to change the Fund's        agreed to waive fees and/or limit
length and reasonable. To that end, the      portfolio management team at this time.       expenses of the Fund, as discussed
Senior Officer must either supervise a                                                     below. Based on this review, the Board
competitive bidding process or prepare       o The performance of the Fund relative        concluded that the advisory fee rate for
an independent written evaluation. The       to indices. The Board reviewed the            the Fund under the Advisory Agreement
Senior Officer has recommended an            performance of the Fund during the past       was fair and reasonable.
independent written evaluation in lieu       one, three and five calendar years
of a competitive bidding process and,        against the performance of the Lipper         o Fees relative to those of comparable
upon the direction of the Board, has         Institutional Money Market Index.* The        funds with other advisors. The Board
prepared such an independent written         Board noted that the Fund's performance       reviewed the advisory fee rate for the
evaluation. Such written evaluation also     in such periods was comparable to the         Fund under the Advisory Agreement. The
considered certain of the factors            performance of such Index. Based on this      Board compared effective contractual
discussed below. In addition, as             review, the Board concluded that no           advisory fee rates at a common asset
discussed below, the Senior Officer made     changes should be made to the Fund and        level and noted that the Fund's rate was
certain recommendations to the Board in      that it was not necessary to change the       below the median rate of the funds
connection with such written evaluation.     Fund's portfolio management team at this      advised by other advisors with
                                             time.                                         investment strategies comparable to
   The discussion below serves as a summary                                                those of the Fund that the Board
of the Senior Officer's independent          o Meeting with the Fund's portfolio           reviewed. The Board noted that AIM has
written evaluation and recommendations       managers and investment personnel. With       agreed to waive fees and/or limit
to the Board in connection therewith, as     respect to the Fund, the Board is             expenses of the Fund, as discussed
well as a discussion of the material         meeting periodically with such Fund's         below. Based on this review, the Board
factors and the conclusions with respect     portfolio managers and/or other               concluded that the advisory fee rate for
thereto that formed the basis for the        investment personnel and believes that        the Fund under the Advisory Agreement
Board's approval of the Advisory             such individuals are competent and able       was fair and reasonable.
Agreement. After consideration of all of     to continue to carry out their
the factors below and based on its           responsibilities under the Advisory           o Expense limitations and fee waivers.
informed business judgment, the Board        Agreement.                                    The Board noted that AIM has
determined that the Advisory Agreement                                                     contractually agreed to waive fees
is in the best interests of the Fund and     o Overall performance of AIM. The Board       and/or limit expenses of the Fund in an
its shareholders and that the                considered the overall performance of         amount necessary to limit total annual
compensation to AIM under the Advisory       AIM in providing investment advisory and      operating expenses to a specified
Agreement is fair and reasonable and         portfolio administrative services to the      percentage of average daily net assets
would have been obtained through arm's       Fund and concluded that such performance      for each class of the Fund. The Board
length negotiations.                         was satisfactory.                             considered the contractual nature of
                                                                                           this fee waiver/expense limitation and
o The nature and extent of the advisory                                                    noted that it remains in effect until
services to be provided by AIM. The                                                        August 31, 2006. The Board considered
Board reviewed the services to be                                                          the effect this fee waiver/expense
provided by AIM under the Advisory                                                         limitation would have on the Fund's
Agreement. Based on such review, the                                                       estimated expenses and concluded that
Board concluded that the range of                                                          the levels of fee waivers/expense
services to be provided by AIM under the                                                   limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                     reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESERVE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                                2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02         0.002      0.005       0.01      0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00        (0.000)     0.000       0.00      0.00
====================================================================================================================
    Total from investment operations                              0.02         0.002      0.005       0.01      0.05
====================================================================================================================
Less dividends from net investment income                        (0.02)       (0.002)    (0.005)     (0.01)    (0.05)
====================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                   1.61%         0.17%      0.45%      1.34%     4.70%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $128,244       $64,942    $57,082    $51,279    $5,169
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.99%(b)      0.99%      0.98%      0.91%     0.90%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.19%(b)      1.18%      1.17%      1.19%     1.19%
====================================================================================================================
Ratio of net investment income to average net assets              1.57%(b)      0.17%      0.47%      1.32%     4.39%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,455,092.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               LAP-AR-7               Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                       ANNUAL


                      [YOUR GOALS. OUR SOLUTIONS.]
                       --Registered Trademark--

  [1980--2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of the Liquid Assets Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
   [GRAHAM          covering the fiscal year ended August 31, 2005. This year,
    PHOTO]          AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

ROBERT H. GRAHAM       The Portfolio seeks to provide as high a level of current
                    income as is consistent with the preservation of capital and liquidity.

                       The Portfolio invests in commercial paper rated A-1/P-1
                    or better by nationally recognized securities rating
                    organizations, and cash management instruments such as
                    repurchase agreements and master notes. The Portfolio, which
 [WILLIAMSON        may also invest in U.S. Government, bank and corporate
    PHOTO]          obligations, can purchase securities that extend out 397
                    days to maturity.

                       Through a combination of short-term cash management
MARK H. WILLIAMSON  vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================    ============================================
                    DATA AS OF 8/31/05

                    YIELD                                WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD    MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                        3.30%               3.21%              20-33 Days                 29 Days
                    =================================    ============================================

                    =================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $902.8 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    =================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                           /s/ MARK H. WILLIAMSON

Robert H. Graham                                               Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust           Director & President, A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as
In days, as of 8/31/05                       amended.

1-7                            54.6%
8-14                            4.9
15-60                          27.0          The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign
61-120                          6.6          securities. The Fund may also invest in securities, whether or not considered
121-180                         2.4          foreign securities, which carry foreign credit exposure. The risks of investing
181-240                         2.4          in foreign securities and securities which carry foreign credit exposure include
241+                            2.1          decreased publicly available information about issuers, inconsistent accounting,
====================================         auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

 [CROCKETT          At our most recent meeting in June 2005, your Board approved
   PHOTO]           voluntary fee reductions from A I M Advisors, Inc. (AIM)
                    that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of
BRUCE L. CROCKETT   these expense reductions, which took effect July 1, 2005,
                    will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM
                    Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical
                                             the heading entitled "Actual Expenses        examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                    Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                    in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs only. Therefore, the
understand your ongoing costs (in            PURPOSES                                     hypothetical information is useful in
dollars) of investing in the Fund and to                                                  comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account       total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                            ACTUAL                              HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES         ENDING ACCOUNT              EXPENSES
SHARE                     VALUE                 VALUE            PAID DURING          VALUE                  PAID DURING
CLASS                   (3/1/05)            (8/31/05)(1)          PERIOD(2)         (8/31/05)                  PERIOD(2)
Resource                $1,000.00            $1,014.10             $1.62            $1,023.59                   $1.63


(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.32% for Resource Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Liquid Assets              credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, lower than the advisory fee
recommendation of the Investments            reviewed the qualifications of AIM's         rates for one institutional money market
Committee of the Board, which is             investment personnel and considered such     fund (which has an "all-in" fee
comprised solely of independent              issues as AIM's portfolio and product        structure whereby AIM pays all of the
trustees, at a meeting held on June 30,      review process, AIM's legal and              fund's ordinary operating expenses), the
2005, the Board, including all of the        compliance function, AIM's use of            same as the advisory fee rates for a
independent trustees, approved the           technology, AIM's portfolio                  second such institutional money market
continuance of the advisory agreement        administration function and the quality      fund, and comparable to the advisory fee
(the "Advisory Agreement") between the       of AIM's investment research. Based on       rates for a third such institutional
Fund and AIM for another year, effective     the review of these and other factors,       money market fund, advised by AIM with
July 1, 2005.                                the Board concluded that the quality of      investment strategies comparable to
                                             services to be provided by AIM was           those of the Fund; (ii) was lower than
   The Board considered the factors          appropriate and that AIM currently is        the advisory fee rates for a variable
discussed below in evaluating the            providing satisfactory services in           insurance fund advised by AIM and
fairness and reasonableness of the           accordance with the terms of the             offered to insurance company separate
Advisory Agreement at the meeting on         Advisory Agreement.                          accounts with investment strategies
June 30, 2005 and as part of the Board's                                                  comparable to those of the Fund; (iii)
ongoing oversight of the Fund. In their      o The performance of the Fund relative       was lower than the advisory fee rates
deliberations, the Board and the             to comparable funds. The Board reviewed      for one offshore fund for which an AIM
independent trustees did not identify        the performance of the Fund during the       affiliate serves as advisor with
any particular factor that was               past one, three and five calendar years      investment strategies comparable to
controlling, and each trustee attributed     against the performance of funds advised     those of the Fund; and (iv) was higher
different weights to the various             by other advisors with investment            than the advisory fee rates for one
factors.                                     strategies comparable to those of the        unregistered pooled investment vehicle,
                                             Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
   One of the responsibilities of the        performance in such periods was above        a second such vehicle, and the same as
Senior Officer of the Fund, who is           the median performance of such               the advisory fee rates for a third such
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,      vehicle, for which an AIM affiliate
is to manage the process by which the        the Board concluded that no changes          serves as advisor with investment
Fund's proposed management fees are          should be made to the Fund and that it       strategies comparable to those of the
negotiated to ensure that they are           was not necessary to change the Fund's       Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     portfolio management team at this time.      agreed to waive fees and/or limit
length and reasonable. To that end, the                                                   expenses of the Fund, as discussed
Senior Officer must either supervise a       o The performance of the Fund relative       below. Based on this review, the Board
competitive bidding process or prepare       to indices. The Board reviewed the           concluded that the advisory fee rate for
an independent written evaluation. The       performance of the Fund during the past      the Fund under the Advisory Agreement
Senior Officer has recommended an            one, three and five calendar years           was fair and reasonable.
independent written evaluation in lieu       against the performance of the Lipper
of a competitive bidding process and,        Institutional Money Market Index.* The       o Fees relative to those of comparable
upon the direction of the Board, has         Board noted that the Fund's performance      funds with other advisors. The Board
prepared such an independent written         in such periods was comparable to the        reviewed the advisory fee rate for the
evaluation. Such written evaluation also     performance of such Index. Based on this     Fund under the Advisory Agreement. The
considered certain of the factors            review, the Board concluded that no          Board compared effective contractual
discussed below. In addition, as             changes should be made to the Fund and       advisory fee rates at a common asset
discussed below, the Senior Officer made     that it was not necessary to change the      level and noted that the Fund's rate was
certain recommendations to the Board in      Fund's portfolio management team at this     below the median rate of the funds
connection with such written evaluation.     time.                                        advised by other advisors with
                                                                                          investment strategies comparable to
   The discussion below serves as a          o Meeting with the Fund's portfolio          those of the Fund that the Board
summary of the Senior Officer's              managers and investment personnel. With      reviewed. The Board noted that AIM has
independent written evaluation and           respect to the Fund, the Board is            agreed to waive fees and/or limit
recommendations to the Board in              meeting periodically with such Fund's        expenses of the Fund, as discussed
connection therewith, as well as a           portfolio managers and/or other              below. Based on this review, the Board
discussion of the material factors and       investment personnel and believes that       concluded that the advisory fee rate for
the conclusions with respect thereto         such individuals are competent and able      the Fund under the Advisory Agreement
that formed the basis for the Board's        to continue to carry out their               was fair and reasonable.
approval of the Advisory Agreement.          responsibilities under the Advisory
After consideration of all of the            Agreement.                                   o Expense limitations and fee waivers.
factors below and based on its informed                                                   The Board noted that AIM has
business judgment, the Board determined      o Overall performance of AIM. The Board      contractually agreed to waive fees
that the Advisory Agreement is in the        considered the overall performance of        and/or limit expenses of the Fund in an
best interests of the Fund and its           AIM in providing investment advisory and     amount necessary to limit total annual
shareholders and that the compensation       portfolio administrative services to the     operating expenses to a specified
to AIM under the Advisory Agreement is       Fund and concluded that such performance     percentage of average daily net assets
fair and reasonable and would have been      was satisfactory.                            for each class of the Fund. The Board
obtained through arm's length                                                             considered the contractual nature of
negotiations.                                                                             this fee waiver/expense limitation and
                                                                                          noted that it remains in effect until
o The nature and extent of the advisory                                                   August 31, 2006. The Board considered
services to be provided by AIM. The                                                       the effect this fee waiver/expense
Board reviewed the services to be                                                         limitation would have on the Fund's
provided by AIM under the Advisory                                                        estimated expenses and concluded that
Agreement. Based on such review, the                                                      the levels of fee waivers/expense
Board concluded that the range of                                                         limitations for the Fund were fair and
services to be provided by AIM under the                                                  reasonable.
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Index represents an average of the 30 largest institutional money market funds tracked by
Lipper, an independent mutual fund performance monitor.


o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
  o  Profitability of AIM and its            along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05   $ 84,000    $    83,816,740
=====================================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05    200,000        199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC
  3.05%                                        12/30/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36     25,000         25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17   $  9,550    $     9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25      2,000          2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19   $  5,588    $     5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34     18,335         18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25   $ 11,050    $    11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18     25,000         25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53   $  4,135    $     4,135,000
-------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36     64,000         64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21   $  7,500    $     7,500,000
-------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14      3,100          3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16   $ 10,615    $    10,615,000
-------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30     17,400         17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05   $174,000    $   174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  3.59%(ae)                                    09/01/05   $175,000    $   175,000,000
-------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(a)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005           2004         2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01          0.01          0.02          0.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00          (0.00)         0.00          0.00          0.00
===============================================================================================================================
    Total from investment operations                              0.02           0.01          0.01          0.02          0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)        (0.01)        (0.02)        (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.29%          0.85%         1.12%         1.96%         5.33%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $902,832       $952,193    $1,239,380    $1,546,155    $1,269,405
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.32%(b)       0.32%         0.31%         0.31%         0.30%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.38%         0.37%         0.39%         0.39%
===============================================================================================================================
Ratio of net investment income to average net assets              2.24%(b)       0.84%         1.14%         1.92%         4.99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $904,531,570.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005




The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                    LAP-AR-4           Fund Management Company

                                                            STIC PRIME PORTFOLIO


                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report



        [COVER IMAGE]                ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Cash Management Class of the STIC Prime Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year,
    [GRAHAM         AIM Cash Management marks its 25th anniversary. Thank you
     PHOTO]         for investing with us; your participation has helped us
                    reach this milestone.

                      The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of
 ROBERT H. GRAHAM   liquidity.

                       The Portfolio invests in high quality U.S. dollar
                    denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and
  [WILLIAMSON       time deposits from banks, repurchase agreements, commercial
    PHOTO]          instruments and master notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for MARK H. WILLIAMSON higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       STIC Prime utilizes a laddered approach to investing in
                    order to safely maximize yield with the maximum allowable maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================     ============================================
                    Data as of 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END
                         3.41%              3.34%                9-24 Days                16 Days
                    =================================     ============================================

                    ==================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $909.0 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ MARK H. WILLIAMSON

Robert H. Graham                            Mark H. Williamson
Vice Chair & President,                     Director & President,
Short-Term Investments Trust                A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 194, as amended.
In days, as of 8/31/05

1-7                         37.2%
8-14                        10.4
15-21                       18.6
22-28                       13.7
29-35                        7.5
36-42                        9.8
43-60                        2.8
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

   [CROCKETT           At our most recent meeting in June 2005, your Board
     PHOTO]         approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under       example with the 5% hypothetical
                                             the heading entitled "Actual Expenses         examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                     Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                     in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
understand your ongoing costs (in            COMPARISON PURPOSES                           hypothetical information is useful in
dollars) of investing in the Fund and to                                                   comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                 not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account        total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the


===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT          EXPENSES              ENDING ACCOUNT          EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)           PERIOD(2)              (8/31/05)              PERIOD(2)
    Cash
  Management         $1,000.00                   $1,014.80              $1.02                 $1,024.20                $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate (i) was lower than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              advisory fee rates for one retail money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market fund, lower than the advisory fee
of the Investments Committee of the          reviewed the qualifications of AIM's          rates for one institutional money market
Board, which is comprised solely of          investment personnel and considered such      fund (which has an "all-in" fee
independent trustees, at a meeting held      issues as AIM's portfolio and product         structure whereby AIM pays all of the
on June 30, 2005, the Board, including       review process, AIM's legal and               fund's ordinary operating expenses), the
all of the independent trustees,             compliance function, AIM's use of             same as the advisory fee rates for a
approved the continuance of the advisory     technology, AIM's portfolio                   second such institutional money market
agreement (the "Advisory Agreement")         administration function and the quality       fund, and comparable to the advisory fee
between the Fund and AIM for another         of AIM's investment research. Based on        rates for a third such institutional
year, effective July 1, 2005.                the review of these and other factors,        money market fund, advised by AIM with
                                             the Board concluded that the quality of       investment strategies comparable to
   The Board considered the factors          services to be provided by AIM was            those of the Fund; (ii) was lower than
discussed below in evaluating the            appropriate and that AIM currently is         the advisory fee rates for a variable
fairness and reasonableness of the           providing satisfactory services in            insurance fund advised by AIM and
Advisory Agreement at the meeting on         accordance with the terms of the              offered to insurance company separate
June 30, 2005 and as part of the Board's     Advisory Agreement.                           accounts with investment strategies
ongoing oversight of the Fund. In their                                                    comparable to those of the Fund; (iii)
deliberations, the Board and the             o The performance of the Fund relative        was lower than the advisory fee rates
independent trustees did not identify        to comparable funds. The Board reviewed       for one offshore fund for which an AIM
any particular factor that was               the performance of the Fund during the        affiliate serves as advisor with
controlling, and each trustee attributed     past one, three and five calendar years       investment strategies comparable to
different weights to the various             against the performance of funds advised      those of the Fund; and (iv) was higher
factors.                                     by other advisors with investment             than the advisory fee rates for one
                                             strategies comparable to those of the         unregistered pooled investment vehicle,
   One of the responsibilities of the        Fund. The Board noted that the Fund's         comparable to the advisory fee rates for
Senior Officer of the Fund, who is           performance for the three and five year       a second such vehicle, and the same as
independent of AIM and AIM's affiliates,     periods was below the median performance      the advisory fee rates for a third such
is to manage the process by which the        of such comparable funds and above such       vehicle, for which an AIM affiliate
Fund's proposed management fees are          median performance for the one year           serves as advisor with investment
negotiated to ensure that they are           period. Based on this review, the Board       strategies comparable to those of the
negotiated in a manner which is at arm's     concluded that no changes should be made      Fund. The Board noted that AIM has
length and reasonable. To that end, the      to the Fund and that it was not               agreed to waive fees and/or limit
Senior Officer must either supervise a       necessary to change the Fund's portfolio      expenses of the Fund, as discussed
competitive bidding process or prepare       management team at this time.                 below. Based on this review, the Board
an independent written evaluation. The                                                     concluded that the advisory fee rate for
Senior Officer has recommended an            o The performance of the Fund relative        the Fund under the Advisory Agreement
independent written evaluation in lieu       to indices. The Board reviewed the            was fair and reasonable.
of a competitive bidding process and,        performance of the Fund during the past
upon the direction of the Board, has         one, three and five calendar years            o Fees relative to those of comparable
prepared such an independent written         against the performance of the Lipper         funds with other advisors. The Board
evaluation. Such written evaluation also     Institutional Money Market Fund Index.*       reviewed the advisory fee rate for the
considered certain of the factors            The Board noted that the Fund's               Fund under the Advisory Agreement. The
discussed below. In addition, as             performance in such periods was at or         Board compared effective contractual
discussed below, the Senior Officer made     comparable to the performance of such         advisory fee rates at a common asset
certain recommendations to the Board in      Index. Based on this review, the Board        level and noted that the Fund's rate was
connection with such written evaluation.     concluded that no changes should be made      below the median rate of the funds
                                             to the Fund and that it was not               advised by other advisors with
   The discussion below serves as a          necessary to change the Fund's portfolio      investment strategies comparable to
summary of the Senior Officer's              management team at this time.                 those of the Fund that the Board
independent written evaluation and                                                         reviewed. The Board noted that AIM has
recommendations to the Board in              o Meeting with the Fund's portfolio           agreed to waive fees and/or limit
connection therewith, as well as a           managers and investment personnel. With       expenses of the Fund, as discussed
discussion of the material factors and       respect to the Fund, the Board is             below. Based on this review, the Board
the conclusions with respect thereto         meeting periodically with such Fund's         concluded that the advisory fee rate for
that formed the basis for the Board's        portfolio managers and/or other               the Fund under the Advisory Agreement
approval of the Advisory Agreement.          investment personnel and believes that        was fair and reasonable.
After consideration of all of the            such individuals are competent and able
factors below and based on its informed      to continue to carry out their                o Expense limitations and fee waivers.
business judgment, the Board determined      responsibilities under the Advisory           The Board noted that AIM has
that the Advisory Agreement is in the        Agreement.                                    contractually agreed to waive fees
best interests of the Fund and its                                                         and/or limit expenses of the Fund in an
shareholders and that the compensation       o Overall performance of AIM. The Board       amount necessary to limit total annual
to AIM under the Advisory Agreement is       considered the overall performance of         operating expenses to a specified
fair and reasonable and would have been      AIM in providing investment advisory and      percentage of average daily net assets
obtained through arm's length                portfolio administrative services to the      for each class of the Fund. The Board
negotiations.                                Fund and concluded that such performance      considered the contractual nature of
                                             was satisfactory.                             this fee waiver/expense limitation and
o The nature and extent of the advisory                                                    noted that it remains in effect until
services to be provided by AIM. The                                                        August 31, 2006. The Board considered
Board reviewed the services to be                                                          the effect this fee waiver/expense
provided by AIM under the Advisory                                                         limitation would have on the Fund's
Agreement. Based on such review, the                                                       estimated expenses and concluded that
Board concluded that the range of                                                          the levels of fee waivers/expense
services to be provided by AIM under the                                                   limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                     reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.


SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005           2004        2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02          0.05
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)         0.00
===========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02          0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)        (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.44%          0.94%       1.19%       1.93%         5.37%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $909,054       $570,064    $536,685    $974,016    $1,139,775
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.18%       0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)       0.29%       0.28%       0.24%         0.19%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)       0.93%       1.20%       1.97%         5.33%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,120,506,980.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  PRM-AR-3             Fund Management Company

                                                            STIC PRIME PORTFOLIO

                                                                 Corporate Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report



    [COVER IMAGE]
                                     ANNUAL



                          [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH          --Registered Trademark--     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --Registered Trademark--

                    DEAR SHAREHOLDER:

   [GRAHAM          We are pleased to present this report on the performance of
    PHOTO]          the Corporate Class of the STIC Prime Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
ROBERT H. GRAHAM    covering the fiscal year ended August 31, 2005. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in high quality U.S. dollar
 [WILLIAMSON        denominated obligations with maturities of 60 days or less,
    PHOTO]          including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and
MARK H. WILLIAMSON  time deposits from banks, repurchase agreements, commercial instruments and master notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       STIC Prime utilizes a laddered approach to investing in
                    order to safely maximize yield with the maximum allowable maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                 ==============================    =========================================
                 Data as of 8/31/05

                 YIELD                             WEIGHTED AVERAGE MATURITY

                 7-Day SEC Yield  Monthly Yield    Range during Fiscal Year   Fiscal Year End

                      3.46%          3.39%             9-24 Days                 16 Days
                 ==============================    =========================================

                 ===========================================================================
                 NET ASSETS AT FISCAL YEAR END

                 $53.9 million

                 The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate.
                 Had certain fees not been waived and/or certain expenses
                 reimbursed by the advisor, performance would have been lower.
                 ===========================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

Robert H. Graham                     Mark H. Williamson
Vice Chair & President,              Director & President, A I M Advisors, Inc.
Short-Term Investments Trust

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=======================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is
                                             determined in accordance with the provisions of Rule
In days, as of 8/31/05                       2a-7 under the Investment Company Act of 1940, as
                                             amended.
1-7                              37.2%
8-14                             10.4
15-21                            18.6
22-28                            13.7
29-35                             7.5
36-42                             9.8
43-60                             2.8
=======================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT           (AIM) that save shareholders approximately $20.8 million
  PHOTO]            annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds



                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      estimate the expenses that you paid over     not the Fund's actual return. The
ongoing costs, including management          the period. Simply divide your account       example is based on an investment of
fees; distribution and/or service fees       value by $1,000 (for example, an $8,600      $1,000 invested at the beginning of the
(12b-1); and other Fund expenses. This       account value divided by $1,000 = 8.6),      period and held for the entire period
example is intended to help you              then multiply the result by the number       March 1, 2005, through August 31, 2005.
understand your ongoing costs (in            in the table under the heading entitled
dollars) of investing in the Fund and to     "Actual Expenses Paid During Period" to         The hypothetical account values and
compare these costs with ongoing costs       estimate the expenses you paid on your       expenses may not be used to estimate the
of investing in other mutual funds. The      account during the period, March 31,         actual ending account balance or
actual ending account value and expenses     2005, through August 31, 2005. Because       expenses you paid for the period. [You
in the below example are based on an         the actual ending account value and          may use this information to compare the
investment of $1,000 invested on March       expense information in the example is        ongoing costs of investing in the Fund
31, 2005 (the date the share class           not based upon a six month period, the       and other funds.] To do so, compare this
commenced operations) and held through       ending account value and expense             5% hypothetical example with the 5%
August 31, 2005. The hypothetical ending     information may not provide a meaningful     hypothetical examples that appear in the
account value and expenses in the below      comparison to mutual funds that provide      shareholder reports of the other funds.
example are based on an investment of        such information for a full six month
$1,000 invested at the beginning of the      period.                                         Please note that the expenses shown
period and held for the entire six month                                                  in the table are meant to highlight your
period March 1, 2005, through August 31,     HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs only. Therefore, the
2005.                                        PURPOSES                                     hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
ACTUAL EXPENSES                              The table below also provides                not help you determine the relative
                                             information about hypothetical account       total costs of owning different funds.
The table below provides information         values and hypothetical expenses based
about actual account values and actual       on the Fund's actual expense ratio and
expenses. You may use the information in     an assumed rate of return of 5% per year
this table, together with the amount you     before expenses, which is
invested, to


====================================================================================================================================

                                                       ACTUAL                                   HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT          EXPENSES      ENDING ACCOUNT                    EXPENSES
  SHARE               VALUE                VALUE              PAID DURING          VALUE                      PAID DURING
  CLASS             (3/1/05)            (8/31/05)(1)           PERIOD(2)         (8/31/05)                      PERIOD(3)
Corporate(4)       $1,000.00            $1,015.00                $0.76           $1,024.45                        $0.77

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2005, through August
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2005-August 31, 2005.

(2) Actual expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 154 (March 31, 2005, through August 31, 2005) /365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Corporate Class shares of the Fund and other funds because such data is based on a full six month period.

(4) Corporate Class shares commenced operations March 31, 2005.

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                   this rate (i) was lower than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             advisory fee rates for one retail money
("AIM"). Based upon the recommendation       investment advisory services, the Board      market fund, lower than the advisory fee
of the Investments Committee of the          reviewed the qualifications of AIM's         rates for one institutional money market
Board, which is comprised solely of          investment personnel and considered such     fund (which has an "all-in" fee
independent trustees, at a meeting held      issues as AIM's portfolio and product        structure whereby AIM pays all of the
on June 30, 2005, the Board, including       review process, AIM's legal and              fund's ordinary operating expenses), the
all of the independent trustees,             compliance function, AIM's use of            same as the advisory fee rates for a
approved the continuance of the advisory     technology, AIM's portfolio                  second such institutional money market
agreement (the "Advisory Agreement")         administration function and the quality      fund, and comparable to the advisory fee
between the Fund and AIM for another         of AIM's investment research. Based on       rates for a third such institutional
year, effective July 1, 2005.                the review of these and other factors,       money market fund, advised by AIM with
                                             the Board concluded that the quality of      investment strategies comparable to
   The Board considered the factors          services to be provided by AIM was           those of the Fund; (ii) was lower than
discussed below in evaluating the            appropriate and that AIM currently is        the advisory fee rates for a variable
fairness and reasonableness of the           providing satisfactory services in           insurance fund advised by AIM and
Advisory Agreement at the meeting on         accordance with the terms of the             offered to insurance company separate
June 30, 2005 and as part of the Board's     Advisory Agreement.                          accounts with investment strategies
ongoing oversight of the Fund. In their                                                   comparable to those of the Fund; (iii)
deliberations, the Board and the             o The performance of the Fund relative       was lower than the advisory fee rates
independent trustees did not identify        to comparable funds. The Board reviewed      for one offshore fund for which an AIM
any particular factor that was               the performance of the Fund during the       affiliate serves as advisor with
controlling, and each trustee attributed     past one, three and five calendar years      investment strategies comparable to
different weights to the various             against the performance of funds advised     those of the Fund; and (iv) was higher
factors.                                     by other advisors with investment            than the advisory fee rates for one
                                             strategies comparable to those of the        unregistered pooled investment vehicle,
   One of the responsibilities of the        Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
Senior Officer of the Fund, who is           performance for the three and five year      a second such vehicle, and the same as
independent of AIM and AIM's affiliates,     periods was below the median performance     the advisory fee rates for a third such
is to manage the process by which the        of such comparable funds and above such      vehicle, for which an AIM affiliate
Fund's proposed management fees are          median performance for the one year          serves as advisor with investment
negotiated to ensure that they are           period. Based on this review, the Board      strategies comparable to those of the
negotiated in a manner which is at arm's     concluded that no changes should be made     Fund. The Board noted that AIM has
length and reasonable. To that end, the      to the Fund and that it was not              agreed to waive fees and/or limit
Senior Officer must either supervise a       necessary to change the Fund's portfolio     expenses of the Fund, as discussed
competitive bidding process or prepare       management team at this time.                below. Based on this review, the Board
an independent written evaluation. The                                                    concluded that the advisory fee rate for
Senior Officer has recommended an            o The performance of the Fund relative       the Fund under the Advisory Agreement
independent written evaluation in lieu       to indices. The Board reviewed the           was fair and reasonable.
of a competitive bidding process and,        performance of the Fund during the past
upon the direction of the Board, has         one, three and five calendar years           o Fees relative to those of comparable
prepared such an independent written         against the performance of the Lipper        funds with other advisors. The Board
evaluation. Such written evaluation also     Institutional Money Market Fund Index.*      reviewed the advisory fee rate for the
considered certain of the factors            The Board noted that the Fund's              Fund under the Advisory Agreement. The
discussed below. In addition, as             performance in such periods was at or        Board compared effective contractual
discussed below, the Senior Officer made     comparable to the performance of such        advisory fee rates at a common asset
certain recommendations to the Board in      Index. Based on this review, the Board       level and noted that the Fund's rate was
connection with such written evaluation.     concluded that no changes should be made     below the median rate of the funds
                                             to the Fund and that it was not              advised by other advisors with
   The discussion below serves as a          necessary to change the Fund's portfolio     investment strategies comparable to
summary of the Senior Officer's              management team at this time.                those of the Fund that the Board
independent written evaluation and                                                        reviewed. The Board noted that AIM has
recommendations to the Board in              o Meeting with the Fund's portfolio          agreed to waive fees and/or limit
connection therewith, as well as a           managers and investment personnel. With      expenses of the Fund, as discussed
discussion of the material factors and       respect to the Fund, the Board is            below. Based on this review, the Board
the conclusions with respect thereto         meeting periodically with such Fund's        concluded that the advisory fee rate for
that formed the basis for the Board's        portfolio managers and/or other              the Fund under the Advisory Agreement
approval of the Advisory Agreement.          investment personnel and believes that       was fair and reasonable.
After consideration of all of the            such individuals are competent and able
factors below and based on its informed      to continue to carry out their               o Expense limitations and fee waivers.
business judgment, the Board determined      responsibilities under the Advisory          The Board noted that AIM has
that the Advisory Agreement is in the        Agreement.                                   contractually agreed to waive fees
best interests of the Fund and its                                                        and/or limit expenses of the Fund in an
shareholders and that the compensation       o Overall performance of AIM. The Board      amount necessary to limit total annual
to AIM under the Advisory Agreement is       considered the overall performance of        operating expenses to a specified
fair and reasonable and would have been      AIM in providing investment advisory and     percentage of average daily net assets
obtained through arm's length                portfolio administrative services to the     for each class of the Fund. The Board
negotiations.                                Fund and concluded that such performance     considered the contractual nature of
                                             was satisfactory.                            this fee waiver/expense limitation and
o The nature and extent of the advisory                                                   noted that it remains in effect until
services to be provided by AIM. The                                                       August 31, 2006. The Board considered
Board reviewed the services to be                                                         the effect this fee waiver/expense
provided by AIM under the Advisory                                                        limitation would have on the Fund's
Agreement. Based on such review, the                                                      estimated expenses and concluded that
Board concluded that the range of                                                         the levels of fee waivers/expense
services to be provided by AIM under the                                                  limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                    reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.



o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE CLASS
                                                                ---------------
                                                                   MARCH 31,
                                                                     2005
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  AUGUST 31,
                                                                     2005
-------------------------------------------------------------------------------
Net asset value, beginning of period                                $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.01
===============================================================================
    Total from investment operations                                   0.01
===============================================================================
Less dividends from net investment income                             (0.01)
===============================================================================
Net asset value, end of period                                      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                                        1.29%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $53,962
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.22%(b)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net assets                   2.45%(b)
_______________________________________________________________________________
===============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $33,863,047.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
--Registered Trademark--                                --Registered Trademark--



AIMinvestments.com               PRM-AR-2                Fund Management Company

                                                            STIC PRIME PORTFOLIO


                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Institutional Class of the STIC Prime Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
       [GRAHAM      covering the fiscal year ended August 31, 2005. This year,
        PHOTO]      AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent ROBERT H. GRAHAM with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in high quality U.S. dollar
                    denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
     [WILLIAMSON    higher yields, the portfolio continued to provide attractive
        PHOTO]      returns. The portfolio continued to maintain a relatively
                    short maturity structure to take advantage of any sudden rise in market yields.

                       STIC Prime utilizes a laddered approach to investing in
                    order to safely maximize yield with the maximum allowable MARK H. WILLIAMSON maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =========================================    =========================================
                    Data as of 8/31/05


                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-Day SEC Yield             Monthly Yield    Range during Fiscal Year  Fiscal Year End

                         3.49%                      3.42%               9-24 Days              16 Days

                    =========================================    =========================================

                    ======================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $4.5 Billion

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    ======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                      /s/ MARK H. WILLIAMSON

Robert H. Graham                          Mark H. Williamson
Vice Chair & President,                   Director & President,
Short-Term Investments Trust              A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================    The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
PORTFOLIO COMPOSITION BY MATURITY

In days, as of 8/31/05

1-7                                 37.2%
8-14                                10.4
15-21                               18.6
22-28                               13.7
29-35                                7.5
36-42                                9.8
43-60                                2.8

=========================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
      [CROCKETT     (AIM) that save shareholders approximately $20.8 million
        PHOTO]      annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took BRUCE L. CROCKETT place over a three-day period. The meeting included your
                    Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under      that appear in the shareholder reports of
                                             the heading entitled "Actual Expenses        the other funds.
As a shareholder of the Fund, you incur      Paid During Period" to estimate the
ongoing costs, including management fees     expenses you paid on your account during        Please note that the expenses shown in
and other Fund expenses. This example is     this period.                                 the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only. Therefore, the
ongoing costs (in dollars) of investing      HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
in the Fund and to compare these costs       COMPARISON PURPOSES                          comparing ongoing costs only, and will
with ongoing costs of investing in other                                                  not help you determine the relative total
mutual funds. The example is based on an     The table below also provides information    costs of owning different funds.
investment of $1,000 invested at the         about hypothetical account values and
beginning of the period and held for the     hypothetical expenses based on the Fund's
entire period March 1, 2005, through         actual expense ratio and an assumed rate
August 31, 2005.                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or expenses
expenses. You may use the information in     you paid for the period. You may use this
this table, together with the amount you     information to compare the ongoing costs
invested, to estimate the expenses that      of investing in the Fund and other funds.
you paid over the period. Simply divide      To do so, compare this 5% hypothetical
your account value by $1,000 (for            example with the 5% hypothetical examples
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the


====================================================================================================================================

                                                          ACTUAL                                      HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT    ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                  EXPENSES
    SHARE                 VALUE              VALUE                  PAID DURING           VALUE                      PAID DURING
    CLASS                (3/1/05)         (8/31/05)(1)               PERIOD(2)          (8/31/05)                     PERIOD(2)
Institutional            $1,000.00         $1,015.20                  $0.61             $1,024.60                      $0.61


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        fee rates for one retail money market
("AIM"). Based upon the recommendation of    services, the Board reviewed the             fund, lower than the advisory fee rates
the Investments Committee of the Board,      qualifications of AIM's investment           for one institutional money market fund
which is comprised solely of independent     personnel and considered such issues as      (which has an "all-in" fee structure
trustees, at a meeting held on June 30,      AIM's portfolio and product review           whereby AIM pays all of the fund's
2005, the Board, including all of the        process, AIM's legal and compliance          ordinary operating expenses), the same as
independent trustees, approved the           function, AIM's use of technology, AIM's     the advisory fee rates for a second such
continuance of the advisory agreement        portfolio administration function and the    institutional money market fund, and
(the "Advisory Agreement") between the       quality of AIM's investment research.        comparable to the advisory fee rates for
Fund and AIM for another year, effective     Based on the review of these and other       a third such institutional money market
July 1, 2005.                                factors, the Board concluded that the        fund, advised by AIM with investment
                                             quality of services to be provided by AIM    strategies comparable to those of the
   The Board considered the factors          was appropriate and that AIM currently is    Fund; (ii) was lower than the advisory
discussed below in evaluating the            providing satisfactory services in           fee rates for a variable insurance fund
fairness and reasonableness of the           accordance with the terms of the Advisory    advised by AIM and offered to insurance
Advisory Agreement at the meeting on June    Agreement.                                   company separate accounts with investment
30, 2005 and as part of the Board's                                                       strategies comparable to those of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    Fund; (iii) was lower than the advisory
deliberations, the Board and the             comparable funds. The Board reviewed the     fee rates for one offshore fund for which
independent trustees did not identify any    performance of the Fund during the past      an AIM affiliate serves as advisor with
particular factor that was controlling,      one, three and five calendar years           investment strategies comparable to those
and each trustee attributed different        against the performance of funds advised     of the Fund; and (iv) was higher than the
weights to the various factors.              by other advisors with investment            advisory fee rates for one unregistered
                                             strategies comparable to those of the        pooled investment vehicle, comparable to
   One of the responsibilities of the        Fund. The Board noted that the Fund's        the advisory fee rates for a second such
Senior Officer of the Fund, who is           performance for the three and five year      vehicle, and the same as the advisory fee
independent of AIM and AIM's affiliates,     periods was below the median performance     rates for a third such vehicle, for which
is to manage the process by which the        of such comparable funds and above such      an AIM affiliate serves as advisor with
Fund's proposed management fees are          median performance for the one year          investment strategies comparable to those
negotiated to ensure that they are           period. Based on this review, the Board      of the Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     concluded that no changes should be made     agreed to waive fees and/or limit
length and reasonable. To that end, the      to the Fund and that it was not necessary    expenses of the Fund, as discussed below.
Senior Officer must either supervise a       to change the Fund's portfolio management    Based on this review, the Board concluded
competitive bidding process or prepare an    team at this time.                           that the advisory fee rate for the Fund
independent written evaluation. The                                                       under the Advisory Agreement was fair and
Senior Officer has recommended an            o The performance of the Fund relative to    reasonable.
independent written evaluation in lieu of    indices. The Board reviewed the
a competitive bidding process and, upon      performance of the Fund during the past      o Fees relative to those of comparable
the direction of the Board, has prepared     one, three and five calendar years           funds with other advisors. The Board
such an independent written evaluation.      against the performance of the Lipper        reviewed the advisory fee rate for the
Such written evaluation also considered      Institutional Money Market Fund Index.*      Fund under the Advisory Agreement. The
certain of the factors discussed below.      The Board noted that the Fund's              Board compared effective contractual
In addition, as discussed below, the         performance in such periods was at or        advisory fee rates at a common asset
Senior Officer made certain                  comparable to the performance of such        level and noted that the Fund's rate was
recommendations to the Board in              Index. Based on this review, the Board       below the median rate of the funds
connection with such written evaluation.     concluded that no changes should be made     advised by other advisors with investment
                                             to the Fund and that it was not necessary    strategies comparable to those of the
   The discussion below serves as a          to change the Fund's portfolio management    Fund that the Board reviewed. The Board
summary of the Senior Officer's              team at this time.                           noted that AIM has agreed to waive fees
independent written evaluation and                                                        and/or limit expenses of the Fund, as
recommendations to the Board in              o Meeting with the Fund's portfolio          discussed below. Based on this review,
connection therewith, as well as a           managers and investment personnel. With      the Board concluded that the advisory fee
discussion of the material factors and       respect to the Fund, the Board is meeting    rate for the Fund under the Advisory
the conclusions with respect thereto that    periodically with such Fund's portfolio      Agreement was fair and reasonable.
formed the basis for the Board's approval    managers and/or other investment
of the Advisory Agreement. After             personnel and believes that such             o Expense limitations and fee waivers.
consideration of all of the factors below    individuals are competent and able to        The Board noted that AIM has
and based on its informed business           continue to carry out their                  contractually agreed to waive fees and/or
judgment, the Board determined that the      responsibilities under the Advisory          limit expenses of the Fund in an amount
Advisory Agreement is in the best            Agreement.                                   necessary to limit total annual operating
interests of the Fund and its                                                             expenses to a specified percentage of
shareholders and that the compensation to    o Overall performance of AIM. The Board      average daily net assets for each class
AIM under the Advisory Agreement is fair     considered the overall performance of AIM    of the Fund. The Board considered the
and reasonable and would have been           in providing investment advisory and         contractual nature of this fee
obtained through arm's length                portfolio administrative services to the     waiver/expense limitation and noted that
negotiations.                                Fund and concluded that such performance     it remains in effect until August 31,
                                             was satisfactory.                            2006. The Board considered the effect
o The nature and extent of the advisory                                                   this fee waiver/expense limitation would
services to be provided by AIM. The Board                                                 have on the Fund's estimated expenses and
reviewed the services to be provided by                                                   concluded that the levels of fee
AIM under the Advisory Agreement. Based                                                   waivers/expense limitations for the Fund
on such review, the Board concluded that                                                  were fair and reasonable.
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


* The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The
Board reviewed the structure of the          Board considered the benefits realized by
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions
Agreement, noting that it does not           executed through "soft dollar"
include any breakpoints. The Board           arrangements. Under these arrangements,
considered whether it would be               brokerage commissions paid by other funds
appropriate to add advisory fee              advised by AIM are used to pay for
breakpoints for the Fund or whether, due     research and execution services. This
to the nature of the Fund and the            research may be used by AIM in making
advisory fee structures of comparable        investment decisions for the Fund. The
funds, it was reasonable to structure the    Board concluded that such arrangements
advisory fee without breakpoints. Based      were appropriate.
on this review, the Board concluded that
it was not necessary to add advisory fee     o AIM's financial soundness in light of
breakpoints to the Fund's advisory fee       the Fund's needs. The Board considered
schedule. The Board reviewed the level of    whether AIM is financially sound and has
the Fund's advisory fees, and noted that     the resources necessary to perform its
such fees, as a percentage of the Fund's     obligations under the Advisory Agreement,
net assets, would remain constant under      and concluded that AIM has the financial
the Advisory Agreement because the           resources necessary to fulfill its
Advisory Agreement does not include any      obligations under the Advisory Agreement.
breakpoints. The Board concluded that the
Fund's fee levels under the Advisory         o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the prior
o Investments in affiliated money market     relationship between AIM and the Fund, as
funds. Not applicable because the Fund       well as the Board's knowledge of AIM's
does not invest in affiliated money          operations, and concluded that it was
market funds.                                beneficial to maintain the current
                                             relationship, in part, because of such
o Independent written evaluation and         knowledge. The Board also reviewed the
recommendations of the Fund's Senior         general nature of the non-investment
Officer. The Board noted that, upon their    advisory services currently performed by
direction, the Senior Officer of the         AIM and its affiliates, such as
Fund, who is independent of AIM and AIM's    administrative, transfer agency and
affiliates, had prepared an independent      distribution services, and the fees
written evaluation in order to assist the    received by AIM and its affiliates for
Board in determining the reasonableness      performing such services. In addition to
of the proposed management fees of the       reviewing such services, the trustees
AIM Funds, including the Fund. The Board     also considered the organizational
noted that the Senior Officer's written      structure employed by AIM and its
evaluation had been relied upon by the       affiliates to provide those services.
Board in this regard in lieu of a            Based on the review of these and other
competitive bidding process. In              factors, the Board concluded that AIM and
determining whether to continue the          its affiliates were qualified to continue
Advisory Agreement for the Fund, the         to provide non-investment advisory
Board considered the Senior Officer's        services to the Fund, including
written evaluation and the recommendation    administrative, transfer agency and
made by the Senior Officer to the Board      distribution services, and that AIM and
that the Board consider implementing a       its affiliates currently are providing
process to assist them in more closely       satisfactory non-investment advisory
monitoring the performance of the AIM        services.
Funds. The Board concluded that it would
be advisable to implement such a process     o Other factors and current trends. In
as soon as reasonably practicable.           determining whether to continue the
                                             Advisory Agreement for the Fund, the
o Profitability of AIM and its               Board considered the fact that AIM, along
affiliates. The Board reviewed               with others in the mutual fund industry,
information concerning the profitability     is subject to regulatory inquiries and
of AIM's (and its affiliates') investment    litigation related to a wide range of
advisory and other activities and its        issues. The Board also considered the
financial condition. The Board considered    governance and compliance reforms being
the overall profitability of AIM, as well    undertaken by AIM and its affiliates,
as the profitability of AIM in connection    including maintaining an internal
with managing the Fund. The Board noted      controls committee and retaining an
that AIM's operations remain profitable,     independent compliance consultant, and
although increased expenses in recent        the fact that AIM has undertaken to cause
years have reduced AIM's profitability.      the Fund to operate in accordance with
Based on the review of the profitability     certain governance policies and
of AIM's and its affiliates' investment      practices. The Board concluded that these
advisory and other activities and its        actions indicated a good faith effort on
financial condition, the Board concluded     the part of AIM to adhere to the highest
that the compensation to be paid by the      ethical standards, and determined that
Fund to AIM under its Advisory Agreement     the current regulatory and litigation
was not excessive.                           environment to which AIM is subject
                                             should not prevent the Board from
                                             continuing the Advisory Agreement for the
                                             Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --            (0.00)           --         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.52%            1.02%         1.27%         2.01%         5.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $4,567,205       $5,038,960    $5,589,108    $5,930,291    $7,840,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.10%         0.10%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(b)         0.19%         0.18%         0.14%         0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              2.48%(b)         1.01%         1.28%         2.05%         5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,345,210,141.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  PRM-AR-1             Fund Management Company

                                                            STIC PRIME PORTFOLIO

                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report




        [COVER IMAGE]                ANNUAL






                                                 [YOUR GOALS. OUR SOLUTIONS.]            [AIM INVESTMENTS LOGO APPEARS HERE]
[1980-2005 25TH CASH MANAGEMENT LOGO]              --Registered Trademark--                    --Registered Trademark--

                   DEAR SHAREHOLDER:

                       We are pleased to present this report on the performance
                   of the Personal Investment Class of the STIC Prime Portfolio
                   of Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year,
[GRAHAM            AIM Cash Management marks its 25th anniversary. Thank you for
 PHOTO]            investing with us; your participation has helped us reach
                   this milestone.

                       The Portfolio seeks to maximize current income consistent
ROBERT H. GRAHAM   with the preservation of capital and the maintenance of
                   liquidity.

                       The Portfolio invests in high quality U.S. dollar
                   denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                       Through a combination of short-term cash management
                   vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

[WILLIAMSON             STIC Prime utilizes a laddered approach to investing in
    PHOTO] order to safely maximize yield with the maximum allowable maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

MARK H. WILLIAMSON      The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                   ====================================    ==========================================
                   Data as of 8/31/05

                   YIELD                                   WEIGHTED AVERAGE MATURITY

                   7-DAY SEC YIELD        MONTHLY YIELD    RANGE DURING FISCAL   YEAR FISCAL YEAR END

                        2.94%                2.87%            9-24 DAYS                  16 DAYS
                   ====================================    ==========================================
                   ==================================================================================
                   NET ASSETS AT FISCAL YEAR END

                   $162.7 million

                   The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                   ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

     In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

     As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

Robert H. Graham                    Mark H. Williamson
Vice Chair & President,             Director & President,
Short-Term Investments Trust        A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

======================================
PORTFOLIO COMPOSITION BY MATURITY         The number of days to maturity of each holding is
                                          determined in accordance with the provisions of Rule
In days, as of 8/31/05                    2a-7 under the Investment Company Act of 1940, as
                                          amended.
1-7                              37.2%
8-14                             10.4
15-21                            18.6
22-28                            13.7
29-35                             7.5
36-42                             9.8
43-60                             2.8
======================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT          (AIM) that save shareholders approximately $20.8 million
   PHOTO]          annually, based on asset levels as of March 31, 2005. The
                   majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                   Sincerely,


                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds


                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical
                                             the heading entitled "Actual Expenses        examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                     Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                    in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                     ongoing costs only. Therefore, the
understand your ongoing costs (in            COMPARISON PURPOSES                          hypothetical information is useful in
dollars) of investing in the Fund and to                                                  comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account       total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================

                                                      ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)
                 BEGINNING ACCOUNT    ENDING ACCOUNT          EXPENSES         ENDING ACCOUNT                  EXPENSES
  SHARE               VALUE               VALUE              PAID DURING           VALUE                      PAID DURING
  CLASS              (3/1/05)          (8/31/05)(1)           PERIOD(2)          (8/31/05)                      PERIOD(2)
 Personal
Investment          $1,000.00           $1,012.40               $3.40            $1,021.83                        $3.41

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                   this rate (i) was lower than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             advisory fee rates for one retail money
("AIM"). Based upon the recommendation       investment advisory services, the Board      market fund, lower than the advisory fee
of the Investments Committee of the          reviewed the qualifications of AIM's         rates for one institutional money market
Board, which is comprised solely of          investment personnel and considered such     fund (which has an "all-in" fee
independent trustees, at a meeting held      issues as AIM's portfolio and product        structure whereby AIM pays all of the
on June 30, 2005, the Board, including       review process, AIM's legal and              fund's ordinary operating expenses), the
all of the independent trustees,             compliance function, AIM's use of            same as the advisory fee rates for a
approved the continuance of the advisory     technology, AIM's portfolio                  second such institutional money market
agreement (the "Advisory Agreement")         administration function and the quality      fund, and comparable to the advisory fee
between the Fund and AIM for another         of AIM's investment research. Based on       rates for a third such institutional
year, effective July 1, 2005.                the review of these and other factors,       money market fund, advised by AIM with
                                             the Board concluded that the quality of      investment strategies comparable to
    The Board considered the factors         services to be provided by AIM was           those of the Fund; (ii) was lower than
discussed below in evaluating the            appropriate and that AIM currently is        the advisory fee rates for a variable
fairness and reasonableness of the           providing satisfactory services in           insurance fund advised by AIM and
Advisory Agreement at the meeting on         accordance with the terms of the             offered to insurance company separate
June 30, 2005 and as part of the Board's     Advisory Agreement.                          accounts with investment strategies
ongoing oversight of the Fund. In their                                                   comparable to those of the Fund; (iii)
deliberations, the Board and the             o The performance of the Fund relative       was lower than the advisory fee rates
independent trustees did not identify        to comparable funds. The Board reviewed      for one offshore fund for which an AIM
any particular factor that was               the performance of the Fund during the       affiliate serves as advisor with
controlling, and each trustee attributed     past one, three and five calendar years      investment strategies comparable to
different weights to the various             against the performance of funds advised     those of the Fund; and (iv) was higher
factors.                                     by other advisors with investment            than the advisory fee rates for one
                                             strategies comparable to those of the        unregistered pooled investment vehicle,
    One of the responsibilities of the       Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
Senior Officer of the Fund, who is           performance for the three and five year      a second such vehicle, and the same as
independent of AIM and AIM's affiliates,     periods was below the median performance     the advisory fee rates for a third such
is to manage the process by which the        of such comparable funds and above such      vehicle, for which an AIM affiliate
Fund's proposed management fees are          median performance for the one year          serves as advisor with investment
negotiated to ensure that they are           period. Based on this review, the Board      strategies comparable to those of the
negotiated in a manner which is at arm's     concluded that no changes should be made     Fund. The Board noted that AIM has
length and reasonable. To that end, the      to the Fund and that it was not              agreed to waive fees and/or limit
Senior Officer must either supervise a       necessary to change the Fund's portfolio     expenses of the Fund, as discussed
competitive bidding process or prepare       management team at this time.                below. Based on this review, the Board
an independent written evaluation. The                                                    concluded that the advisory fee rate for
Senior Officer has recommended an            o The performance of the Fund relative       the Fund under the Advisory Agreement
independent written evaluation in lieu       to indices. The Board reviewed the           was fair and reasonable.
of a competitive bidding process and,        performance of the Fund during the past
upon the direction of the Board, has         one, three and five calendar years           o Fees relative to those of comparable
prepared such an independent written         against the performance of the Lipper        funds with other advisors. The Board
evaluation. Such written evaluation also     Institutional Money Market Fund Index.*      reviewed the advisory fee rate for the
considered certain of the factors            The Board noted that the Fund's              Fund under the Advisory Agreement. The
discussed below. In addition, as             performance in such periods was at or        Board compared effective contractual
discussed below, the Senior Officer made     comparable to the performance of such        advisory fee rates at a common asset
certain recommendations to the Board in      Index. Based on this review, the Board       level and noted that the Fund's rate was
connection with such written evaluation.     concluded that no changes should be made     below the median rate of the funds
                                             to the Fund and that it was not              advised by other advisors with
    The discussion below serves as a         necessary to change the Fund's portfolio     investment strategies comparable to
summary of the Senior Officer's              management team at this time.                those of the Fund that the Board
independent written evaluation and                                                        reviewed. The Board noted that AIM has
recommendations to the Board in              o Meeting with the Fund's portfolio          agreed to waive fees and/or limit
connection therewith, as well as a           managers and investment personnel. With      expenses of the Fund, as discussed
discussion of the material factors and       respect to the Fund, the Board is            below. Based on this review, the Board
the conclusions with respect thereto         meeting periodically with such Fund's        concluded that the advisory fee rate for
that formed the basis for the Board's        portfolio managers and/or other              the Fund under the Advisory Agreement
approval of the Advisory Agreement.          investment personnel and believes that       was fair and reasonable.
After consideration of all of the            such individuals are competent and able
factors below and based on its informed      to continue to carry out their               o Expense limitations and fee waivers.
business judgment, the Board determined      responsibilities under the Advisory          The Board noted that AIM has
that the Advisory Agreement is in the        Agreement.                                   contractually agreed to waive fees
best interests of the Fund and its                                                        and/or limit expenses of the Fund in an
shareholders and that the compensation       o Overall performance of AIM. The Board      amount necessary to limit total annual
to AIM under the Advisory Agreement is       considered the overall performance of        operating expenses to a specified
fair and reasonable and would have been      AIM in providing investment advisory and     percentage of average daily net assets
obtained through arm's length                portfolio administrative services to the     for each class of the Fund. The Board
negotiations.                                Fund and concluded that such performance     considered the contractual nature of
                                             was satisfactory.                            this fee waiver/expense limitation and
o The nature and extent of the advisory                                                   noted that it remains in effect until
services to be provided by AIM. The                                                       August 31, 2006. The Board considered
Board reviewed the services to be                                                         the effect this fee waiver/expense
provided by AIM under the Advisory                                                        limitation would have on the Fund's
Agreement. Based on such review, the                                                      estimated expenses and concluded that
Board concluded that the range of                                                         the levels of fee waivers/expense
services to be provided by AIM under the                                                  limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                    reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.


o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   1.96%          0.47%       0.72%       1.50%       4.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $162,749       $111,925    $133,719    $177,493    $216,286
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.65%       0.60%       0.59%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.93%       0.89%       0.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              1.93%(b)       0.46%       0.73%       1.55%       4.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $133,107,148.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--



AIMinvestments.com                  PRM-AR-6             Fund Management Company

                                                            STIC PRIME PORTFOLIO

                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)



                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                      ANNUAL





[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of the STIC Prime Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
  [GRAHAM           covering the fiscal year ended August 31, 2005. This year,
   PHOTO]           AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

ROBERT H. GRAHAM       The Portfolio seeks to maximize current income consistent
                    with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in high quality U.S. dollar
                    denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and
 [WILLIAMSON        time deposits from banks, repurchase agreements, commercial
    PHOTO]          instruments and master notes.

                       Through a combination of short-term cash management
MARK H. WILLIAMSON  vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       STIC Prime utilizes a laddered approach to investing in
                    order to safely maximize yield with the maximum allowable maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    ====================================    ===============================================
                    Data as of 8/31/05

                    YIELD                                   WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD        MONTHLY YIELD    RANGE DURING FISCAL YEAR       FISCAL YEAR END

                        3.19%                   3.12%            9-24 Days                     16 Days
                    ====================================    ===============================================
                    =======================================================================================
                    NET ASSETS AT FISCAL YEAR END

                    $556.7 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    =======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.



Sincerely,

 /s/ ROBERT H. GRAHAM                                   /s/ MARK H. WILLIAMSON

Robert H. Graham                                        Mark H. Williamson
Vice Chair & President,                                 Director & President,
Short-Term Investments Trust                            A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.






=====================================
  PORTFOLIO COMPOSITION BY MATURITY          The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
In days, as of 8/31/05

1-7                            37.2%

8-14                           10.4

15-21                          18.6

22-28                          13.7

29-35                           7.5

36-42                           9.8

43-60                           2.8
=====================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

   [CROCKETT           At our most recent meeting in June 2005, your Board
     PHOTO]         approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under       example with the 5% hypothetical examples
                                             the heading entitled "Actual Expenses         that appear in the shareholder reports of
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           the other funds.
ongoing costs, including management fees;    expenses you paid on your account during
distribution and/or service fees (12b-1);    this period.                                     Please note that the expenses shown in
and other Fund expenses. This example is                                                   the table are meant to highlight your
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                           hypothetical information is useful in
in the Fund and to compare these costs                                                     comparing ongoing costs only, and will
with ongoing costs of investing in other     The table below also provides information     not help you determine the relative total
mutual funds. The example is based on an     about hypothetical account values and         costs of owning different funds.
investment of $1,000 invested at the         hypothetical expenses based on the Fund's
beginning of the period and held for the     actual expense ratio and an assumed rate
entire period March 1, 2005, through         of return of 5% per year before expenses,
August 31, 2005.                             which is not the Fund's actual return.

ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information         actual ending account balance or expenses
about actual account values and actual       you paid for the period. You may use this
expenses. You may use the information in     information to compare the ongoing costs
this table, together with the amount you     of investing in the Fund and other funds.
invested, to estimate the expenses that      To do so, compare this 5% hypothetical
you paid over the period. Simply divide
your account value by $1,000 (for
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

===========================================================================================================================
                                                      ACTUAL                                     HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT                 EXPENSES
SHARE              VALUE                 VALUE                 PAID DURING            VALUE                     PAID DURING
CLASS             (3/1/05)             (8/31/05)(1)              PERIOD(2)          (8/31/05)                    PERIOD(2)
Private
Investment         $1,000.00            $1,013.70                 $2.13             $1,023.09                      $2.14


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private
    Investment Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
===========================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate (i) was lower than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              advisory fee rates for one retail money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market fund, lower than the advisory fee
of the Investments Committee of the          reviewed the qualifications of AIM's          rates for one institutional money market
Board, which is comprised solely of          investment personnel and considered such      fund (which has an "all-in" fee
independent trustees, at a meeting held      issues as AIM's portfolio and product         structure whereby AIM pays all of the
on June 30, 2005, the Board, including       review process, AIM's legal and               fund's ordinary operating expenses), the
all of the independent trustees,             compliance function, AIM's use of             same as the advisory fee rates for a
approved the continuance of the advisory     technology, AIM's portfolio                   second such institutional money market
agreement (the "Advisory Agreement")         administration function and the quality       fund, and comparable to the advisory fee
between the Fund and AIM for another         of AIM's investment research. Based on        rates for a third such institutional
year, effective July 1, 2005.                the review of these and other factors,        money market fund, advised by AIM with
                                             the Board concluded that the quality of       investment strategies comparable to
   The Board considered the factors          services to be provided by AIM was            those of the Fund; (ii) was lower than
discussed below in evaluating the            appropriate and that AIM currently is         the advisory fee rates for a variable
fairness and reasonableness of the           providing satisfactory services in            insurance fund advised by AIM and
Advisory Agreement at the meeting on         accordance with the terms of the              offered to insurance company separate
June 30, 2005 and as part of the Board's     Advisory Agreement.                           accounts with investment strategies
ongoing oversight of the Fund. In their                                                    comparable to those of the Fund; (iii)
deliberations, the Board and the             o The performance of the Fund relative        was lower than the advisory fee rates
independent trustees did not identify        to comparable funds. The Board reviewed       for one offshore fund for which an AIM
any particular factor that was               the performance of the Fund during the        affiliate serves as advisor with
controlling, and each trustee attributed     past one, three and five calendar years       investment strategies comparable to
different weights to the various             against the performance of funds advised      those of the Fund; and (iv) was higher
factors.                                     by other advisors with investment             than the advisory fee rates for one
                                             strategies comparable to those of the         unregistered pooled investment vehicle,
   One of the responsibilities of the        Fund. The Board noted that the Fund's         comparable to the advisory fee rates for
Senior Officer of the Fund, who is           performance for the three and five year       a second such vehicle, and the same as
independent of AIM and AIM's affiliates,     periods was below the median performance      the advisory fee rates for a third such
is to manage the process by which the        of such comparable funds and above such       vehicle, for which an AIM affiliate
Fund's proposed management fees are          median performance for the one year           serves as advisor with investment
negotiated to ensure that they are           period. Based on this review, the Board       strategies comparable to those of the
negotiated in a manner which is at arm's     concluded that no changes should be made      Fund. The Board noted that AIM has
length and reasonable. To that end, the      to the Fund and that it was not               agreed to waive fees and/or limit
Senior Officer must either supervise a       necessary to change the Fund's portfolio      expenses of the Fund, as discussed
competitive bidding process or prepare       management team at this time.                 below. Based on this review, the Board
an independent written evaluation. The                                                     concluded that the advisory fee rate for
Senior Officer has recommended an            o The performance of the Fund relative        the Fund under the Advisory Agreement
independent written evaluation in lieu       to indices. The Board reviewed the            was fair and reasonable.
of a competitive bidding process and,        performance of the Fund during the past
upon the direction of the Board, has         one, three and five calendar years            o Fees relative to those of comparable
prepared such an independent written         against the performance of the Lipper         funds with other advisors. The Board
evaluation. Such written evaluation also     Institutional Money Market Fund Index.*       reviewed the advisory fee rate for the
considered certain of the factors            The Board noted that the Fund's               Fund under the Advisory Agreement. The
discussed below. In addition, as             performance in such periods was at or         Board compared effective contractual
discussed below, the Senior Officer made     comparable to the performance of such         advisory fee rates at a common asset
certain recommendations to the Board in      Index. Based on this review, the Board        level and noted that the Fund's rate was
connection with such written evaluation.     concluded that no changes should be made      below the median rate of the funds
                                             to the Fund and that it was not               advised by other advisors with
   The discussion below serves as a          necessary to change the Fund's portfolio      investment strategies comparable to
summary of the Senior Officer's              management team at this time.                 those of the Fund that the Board
independent written evaluation and                                                         reviewed. The Board noted that AIM has
recommendations to the Board in              o Meeting with the Fund's portfolio           agreed to waive fees and/or limit
connection therewith, as well as a           managers and investment personnel. With       expenses of the Fund, as discussed
discussion of the material factors and       respect to the Fund, the Board is             below. Based on this review, the Board
the conclusions with respect thereto         meeting periodically with such Fund's         concluded that the advisory fee rate for
that formed the basis for the Board's        portfolio managers and/or other               the Fund under the Advisory Agreement
approval of the Advisory Agreement.          investment personnel and believes that        was fair and reasonable.
After consideration of all of the            such individuals are competent and able
factors below and based on its informed      to continue to carry out their                o Expense limitations and fee waivers.
business judgment, the Board determined      responsibilities under the Advisory           The Board noted that AIM has
that the Advisory Agreement is in the        Agreement.                                    contractually agreed to waive fees
best interests of the Fund and its                                                         and/or limit expenses of the Fund in an
shareholders and that the compensation       o Overall performance of AIM. The Board       amount necessary to limit total annual
to AIM under the Advisory Agreement is       considered the overall performance of         operating expenses to a specified
fair and reasonable and would have been      AIM in providing investment advisory and      percentage of average daily net assets
obtained through arm's length                portfolio administrative services to the      for each class of the Fund. The Board
negotiations.                                Fund and concluded that such performance      considered the contractual nature of
                                             was satisfactory.                             this fee waiver/expense limitation and
o The nature and extent of the advisory                                                    noted that it remains in effect until
services to be provided by AIM. The                                                        August 31, 2006. The Board considered
Board reviewed the services to be                                                          the effect this fee waiver/expense
provided by AIM under the Advisory                                                         limitation would have on the Fund's
Agreement. Based on such review, the                                                       estimated expenses and concluded that
Board concluded that the range of                                                          the levels of fee waivers/expense
services to be provided by AIM under the                                                   limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                     reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.21%          0.72%       0.97%       1.70%       5.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $556,709       $393,619    $560,825    $499,452    $572,597
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.40%       0.40%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.68%       0.64%       0.59%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.18%(b)       0.71%       0.98%       1.75%       5.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $455,123,368.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.









[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
-- Registered Trademark --                        -- Registered Trademark --


AIMinvestments.com               PRM-AR-5        Fund Management Company

                                                            STIC PRIME PORTFOLIO

                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                   ANNUAL








[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance
                   of the Reserve Class of the STIC Prime Portfolio of
                   Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year,
[GRAHAM            AIM Cash Management marks its 25th anniversary. Thank you for
  PHOTO]           investing with us; your participation has helped us reach
                   this milestone.

                       The Portfolio seeks to maximize current income consistent
                   with the preservation of capital and the maintenance of
ROBERT H. GRAHAM   liquidity.

                       The Portfolio invests in high quality U.S. dollar
                   denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                       Through a combination of short-term cash management
                   vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

[WILLIAMSON            STIC Prime utilizes a laddered approach to investing in
   PHOTO] order to safely maximize yield with the maximum allowable maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit MARK H. WILLIAMSON rating agencies: AAAm from Standard & Poor's, Aaa from
                   Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                   =====================================       =============================================
                   Data as of 8/31/05

                   YIELD                                       WEIGHTED AVERAGE MATURITY

                   7-DAY SEC YIELD         MONTHLY YIELD       RANGE DURING FISCAL YEAR      FISCAL YEAR END

                        2.62%                  2.55%                  9-24 Days                  16 Days
                   =====================================       =============================================

                   =========================================================================================

                   NET ASSETS AT FISCAL YEAR END

                   $66.6 MILLION

                   The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by advisor and distributor, performance would have been lower.
                   =========================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

Robert H. Graham                    Mark H. Williamson
Vice Chair & President,             Director & President,
Short-Term Investments Trust        A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=======================================      The number of days to maturity of each holding is determined in accordance with
   PORTFOLIO COMPOSITION BY MATURITY         the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                              37.2%
8-14                             10.4
15-21                            18.6
22-28                            13.7
29-35                             7.5
36-42                             9.8
43-60                             2.8
=======================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT          (AIM) that save shareholders approximately $20.8 million
  PHOTO]           annually, based on asset levels as of March 31, 2005. The
                   majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical
                                             the heading entitled "Actual Expenses        examples that appear in the shareholder
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          reports of the other funds.
ongoing costs, including management          expenses you paid on your account during
fees; distribution and/or service fees       this period.                                     Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                    in the table are meant to highlight your
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                     ongoing costs only. Therefore, the
understand your ongoing costs (in            COMPARISON PURPOSES                          hypothetical information is useful in
dollars) of investing in the Fund and to                                                  comparing ongoing costs only, and will
compare these costs with ongoing costs       The table below also provides                not help you determine the relative
of investing in other mutual funds. The      information about hypothetical account       total costs of owning different funds.
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period        an assumed rate of return of 5% per year
March 1, 2005, through August 31, 2005.      before expenses, which is not the Fund's
                                             actual return.
ACTUAL EXPENSES
                                                 The hypothetical account values and
The table below provides information         expenses may not be used to estimate the
about actual account values and actual       actual ending account balance or
expenses. You may use the information in     expenses you paid for the period. You
this table, together with the amount you     may use this information to compare the
invested, to estimate the expenses that      ongoing costs of investing in the Fund
you paid over the period. Simply divide      and other funds. To do so, compare this
your account value by $1,000 (for            5% hypothetical
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the

====================================================================================================================================

                                                  ACTUAL                             HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT   ENDING ACCOUNT            EXPENSES       ENDING ACCOUNT         EXPENSES
 SHARE           VALUE               VALUE                PAID DURING         VALUE              PAID DURING
 CLASS          (3/1/05)          (8/31/05)(1)             PERIOD(2)        (8/31/05)             PERIOD(2)
Reserve         $1,000.00           $1,010.70               $5.02          $1,020.21              $5.04

(1)      The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through
         August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
         Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)      Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                   this rate (i) was lower than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             advisory fee rates for one retail money
("AIM"). Based upon the recommendation       investment advisory services, the Board      market fund, lower than the advisory fee
of the Investments Committee of the          reviewed the qualifications of AIM's         rates for one institutional money market
Board, which is comprised solely of          investment personnel and considered such     fund (which has an "all-in" fee
independent trustees, at a meeting held      issues as AIM's portfolio and product        structure whereby AIM pays all of the
on June 30, 2005, the Board, including       review process, AIM's legal and              fund's ordinary operating expenses), the
all of the independent trustees,             compliance function, AIM's use of            same as the advisory fee rates for a
approved the continuance of the advisory     technology, AIM's portfolio                  second such institutional money market
agreement (the "Advisory Agreement")         administration function and the quality      fund, and comparable to the advisory fee
between the Fund and AIM for another         of AIM's investment research. Based on       rates for a third such institutional
year, effective July 1, 2005.                the review of these and other factors,       money market fund, advised by AIM with
                                             the Board concluded that the quality of      investment strategies comparable to
    The Board considered the factors         services to be provided by AIM was           those of the Fund; (ii) was lower than
discussed below in evaluating the            appropriate and that AIM currently is        the advisory fee rates for a variable
fairness and reasonableness of the           providing satisfactory services in           insurance fund advised by AIM and
Advisory Agreement at the meeting on         accordance with the terms of the             offered to insurance company separate
June 30, 2005 and as part of the Board's     Advisory Agreement.                          accounts with investment strategies
ongoing oversight of the Fund. In their                                                   comparable to those of the Fund; (iii)
deliberations, the Board and the             o The performance of the Fund relative       was lower than the advisory fee rates
independent trustees did not identify        to comparable funds. The Board reviewed      for one offshore fund for which an AIM
any particular factor that was               the performance of the Fund during the       affiliate serves as advisor with
controlling, and each trustee attributed     past one, three and five calendar years      investment strategies comparable to
different weights to the various             against the performance of funds advised     those of the Fund; and (iv) was higher
factors.                                     by other advisors with investment            than the advisory fee rates for one
                                             strategies comparable to those of the        unregistered pooled investment vehicle,
    One of the responsibilities of the       Fund. The Board noted that the Fund's        comparable to the advisory fee rates for
Senior Officer of the Fund, who is           performance for the three and five year      a second such vehicle, and the same as
independent of AIM and AIM's affiliates,     periods was below the median performance     the advisory fee rates for a third such
is to manage the process by which the        of such comparable funds and above such      vehicle, for which an AIM affiliate
Fund's proposed management fees are          median performance for the one year          serves as advisor with investment
negotiated to ensure that they are           period. Based on this review, the Board      strategies comparable to those of the
negotiated in a manner which is at arm's     concluded that no changes should be made     Fund. The Board noted that AIM has
length and reasonable. To that end, the      to the Fund and that it was not              agreed to waive fees and/or limit
Senior Officer must either supervise a       necessary to change the Fund's portfolio     expenses of the Fund, as discussed
competitive bidding process or prepare       management team at this time.                below. Based on this review, the Board
an independent written evaluation. The                                                    concluded that the advisory fee rate for
Senior Officer has recommended an            o The performance of the Fund relative       the Fund under the Advisory Agreement
independent written evaluation in lieu       to indices. The Board reviewed the           was fair and reasonable.
of a competitive bidding process and,        performance of the Fund during the past
upon the direction of the Board, has         one, three and five calendar years           o Fees relative to those of comparable
prepared such an independent written         against the performance of the Lipper        funds with other advisors. The Board
evaluation. Such written evaluation also     Institutional Money Market Fund Index.*      reviewed the advisory fee rate for the
considered certain of the factors            The Board noted that the Fund's              Fund under the Advisory Agreement. The
discussed below. In addition, as             performance in such periods was at or        Board compared effective contractual
discussed below, the Senior Officer made     comparable to the performance of such        advisory fee rates at a common asset
certain recommendations to the Board in      Index. Based on this review, the Board       level and noted that the Fund's rate was
connection with such written evaluation.     concluded that no changes should be made     below the median rate of the funds
                                             to the Fund and that it was not              advised by other advisors with
    The discussion below serves as a         necessary to change the Fund's portfolio     investment strategies comparable to
summary of the Senior Officer's              management team at this time.                those of the Fund that the Board
independent written evaluation and                                                        reviewed. The Board noted that AIM has
recommendations to the Board in              o Meeting with the Fund's portfolio          agreed to waive fees and/or limit
connection therewith, as well as a           managers and investment personnel. With      expenses of the Fund, as discussed
discussion of the material factors and       respect to the Fund, the Board is            below. Based on this review, the Board
the conclusions with respect thereto         meeting periodically with such Fund's        concluded that the advisory fee rate for
that formed the basis for the Board's        portfolio managers and/or other              the Fund under the Advisory Agreement
approval of the Advisory Agreement.          investment personnel and believes that       was fair and reasonable.
After consideration of all of the            such individuals are competent and able
factors below and based on its informed      to continue to carry out their               o Expense limitations and fee waivers.
business judgment, the Board determined      responsibilities under the Advisory          The Board noted that AIM has
that the Advisory Agreement is in the        Agreement.                                   contractually agreed to waive fees
best interests of the Fund and its                                                        and/or limit expenses of the Fund in an
shareholders and that the compensation       o Overall performance of AIM. The Board      amount necessary to limit total annual
to AIM under the Advisory Agreement is       considered the overall performance of        operating expenses to a specified
fair and reasonable and would have been      AIM in providing investment advisory and     percentage of average daily net assets
obtained through arm's length                portfolio administrative services to the     for each class of the Fund. The Board
negotiations.                                Fund and concluded that such performance     considered the contractual nature of
                                             was satisfactory.                            this fee waiver/expense limitation and
o The nature and extent of the advisory                                                   noted that it remains in effect until
services to be provided by AIM. The                                                       August 31, 2006. The Board considered
Board reviewed the services to be                                                         the effect this fee waiver/expense
provided by AIM under the Advisory                                                        limitation would have on the Fund's
Agreement. Based on such review, the                                                      estimated expenses and concluded that
Board concluded that the range of                                                         the levels of fee waivers/expense
services to be provided by AIM under the                                                  limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                    reasonable.
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The
The Board reviewed the structure of the      Board considered the benefits realized
Fund's advisory fee under the Advisory       by AIM as a result of brokerage
Agreement, noting that it does not           transactions executed through "soft
include any breakpoints. The Board           dollar" arrangements. Under these
considered whether it would be               arrangements, brokerage commissions paid
appropriate to add advisory fee              by other funds advised by AIM are used
breakpoints for the Fund or whether, due     to pay for research and execution
to the nature of the Fund and the            services. This research may be used by
advisory fee structures of comparable        AIM in making investment decisions for
funds, it was reasonable to structure        the Fund. The Board concluded that such
the advisory fee without breakpoints.        arrangements were appropriate.
Based on this review, the Board
concluded that it was not necessary to       o AIM's financial soundness in light of
add advisory fee breakpoints to the          the Fund's needs. The Board considered
Fund's advisory fee schedule. The Board      whether AIM is financially sound and has
reviewed the level of the Fund's             the resources necessary to perform its
advisory fees, and noted that such fees,     obligations under the Advisory
as a percentage of the Fund's net            Agreement, and concluded that AIM has
assets, would remain constant under the      the financial resources necessary to
Advisory Agreement because the Advisory      fulfill its obligations under the
Agreement does not include any               Advisory Agreement.
breakpoints. The Board concluded that
the Fund's fee levels under the Advisory     o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the
o Investments in affiliated money market     prior relationship between AIM and the
funds. Not applicable because the Fund       Fund, as well as the Board's knowledge
does not invest in affiliated money          of AIM's operations, and concluded that
market funds.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be             o Other factors and current trends. In
advisable to implement such a process as     determining whether to continue the
soon as reasonably practicable.              Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM,
o Profitability of AIM and its               along with others in the mutual fund
affiliates. The Board reviewed               industry, is subject to regulatory
information concerning the profitability     inquiries and litigation related to a
of AIM's (and its affiliates')               wide range of issues. The Board also
investment advisory and other activities     considered the governance and compliance
and its financial condition. The Board       reforms being undertaken by AIM and its
considered the overall profitability of      affiliates, including maintaining an
AIM, as well as the profitability of AIM     internal controls committee and
in connection with managing the Fund.        retaining an independent compliance
The Board noted that AIM's operations        consultant, and the fact that AIM has
remain profitable, although increased        undertaken to cause the Fund to operate
expenses in recent years have reduced        in accordance with certain governance
AIM's profitability. Based on the review     policies and practices. The Board
of the profitability of AIM's and its        concluded that these actions indicated a
affiliates' investment advisory and          good faith effort on the part of AIM to
other activities and its financial           adhere to the highest ethical standards,
condition, the Board concluded that the      and determined that the current
compensation to be paid by the Fund to       regulatory and litigation environment to
AIM under its Advisory Agreement was not     which AIM is subject should not prevent
excessive.                                   the Board from continuing the Advisory
                                             Agreement for the Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESERVE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                               2005           2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02          0.001       0.004        0.01        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                        --          (0.00)         --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                             0.02          0.001       0.004        0.01        0.05
========================================================================================================================
Less dividends from net investment income                       (0.02)        (0.001)     (0.004)      (0.01)      (0.05)
========================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                  1.63%          0.15%       0.40%       1.19%       4.62%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,695       $108,319    $103,681    $146,505    $144,449
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%       0.97%       0.90%       0.89%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.19%       1.18%       1.14%       1.09%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets             1.61%(b)       0.14%       0.41%       1.25%       4.61%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,255,704.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               PRM-AR-7               Fund Management Company

                                                            STIC PRIME PORTFOLIO


                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  -Registered Trademark--                         --Registered Trademark--


[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of the STIC Prime Portfolio of Short-Term
      [GRAHAM       Investments Trust, part of AIM Cash Management, covering the
       PHOTO]       fiscal year ended August 31, 2005. This year, AIM Cash
                    Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent ROBERT H. GRAHAM with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in high quality U.S. dollar
                    denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
     [WILLIAMSON    returns. The portfolio continued to maintain a relatively
        PHOTO]      short maturity structure to take advantage of any sudden
                    rise in market yields.

                       STIC Prime utilizes a laddered approach to investing in
                    order to safely maximize yield with the maximum allowable MARK H. WILLIAMSON maturity for any security of 60 days. This approach is particularly attractive in a rising rate environment.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================
                    Data as of 8/31/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-Day SEC Yield             Monthly Yield    Range during Fiscal Year  Fiscal Year End

                        3.33%                       3.26%              9-24 Days               16 Days

                    =========================================    =========================================

                    ======================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $271.8 million

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                    ======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. In an effort to ensure that inflation remained contained, the Federal Open Market Committee (FOMC) raised the target rate eight times during the year--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                          /s/ MARK H. WILLIAMSON

Robert H. Graham                              Mark H. Williamson
Vice Chair & President,                       Director & President,
 Short-Term Investments Trust                  A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================    The number of days to maturity of each holding is determined in accordance with the
Portfolio Composition by Maturity            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                                 37.2%
8-14                                10.4
15-21                               18.6
22-28                               13.7
29-35                                7.5
36-42                                9.8
43-60                                2.8
=========================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
      [CROCKETT     annually, based on asset levels as of March 31, 2005. The
        PHOTO]      majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took BRUCE L. CROCKETT place over a three-day period. The meeting included your
                    Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      result by the number in the table under      example with the 5% hypothetical examples
                                             the heading entitled "Actual Expenses        that appear in the shareholder reports of
As a shareholder of the Fund, you incur      Paid During Period" to estimate the          the other funds.
ongoing costs, including management fees;    expenses you paid on your account during
distribution and/or service fees (12b-1);    this period.                                    Please note that the expenses shown in
and other Fund expenses. This example is                                                  the table are meant to highlight your
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                     ongoing costs only. Therefore, the
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                          hypothetical information is useful in
in the Fund and to compare these costs                                                    comparing ongoing costs only, and will
with ongoing costs of investing in other     The table below also provides information    not help you determine the relative total
mutual funds. The example is based on an     about hypothetical account values and        costs of owning different funds.
investment of $1,000 invested at the         hypothetical expenses based on the Fund's
beginning of the period and held for the     actual expense ratio and an assumed rate
entire period March 1, 2005, through         of return of 5% per year before expenses,
August 31, 2005.                             which is not the Fund's actual return.

ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information         actual ending account balance or expenses
about actual account values and actual       you paid for the period. You may use this
expenses. You may use the information in     information to compare the ongoing costs
this table, together with the amount you     of investing in the Fund and other funds.
invested, to estimate the expenses that      To do so, compare this 5% hypothetical
you paid over the period. Simply divide
your account value by $1,000 (for
example, an $8,600 account value divided
by $1,000 = 8.6), then multiply the


====================================================================================================================================

                                                        ACTUAL                                     HYPOTHETICAL
                                                                                    (5% annual return before expenses)

                  BEGINNING ACCOUNT    ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                  EXPENSES
  SHARE                 VALUE              VALUE                  PAID DURING           VALUE                      PAID DURING
  CLASS               (3/1/05)          (8/31/05)(1)               PERIOD(2)          (8/31/05)                     PERIOD(2)

Resource              $1,000.00          $1,014.40                   $1.42            $1,023.79                       $1.43


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource Class shares), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of STIC Prime Portfolio       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        fee rates for one retail money market
("AIM"). Based upon the recommendation of    services, the Board reviewed the             fund, lower than the advisory fee rates
the Investments Committee of the Board,      qualifications of AIM's investment           for one institutional money market fund
which is comprised solely of independent     personnel and considered such issues as      (which has an "all-in" fee structure
trustees, at a meeting held on June 30,      AIM's portfolio and product review           whereby AIM pays all of the fund's
2005, the Board, including all of the        process, AIM's legal and compliance          ordinary operating expenses), the same as
independent trustees, approved the           function, AIM's use of technology, AIM's     the advisory fee rates for a second such
continuance of the advisory agreement        portfolio administration function and the    institutional money market fund, and
(the "Advisory Agreement") between the       quality of AIM's investment research.        comparable to the advisory fee rates for
Fund and AIM for another year, effective     Based on the review of these and other       a third such institutional money market
July 1, 2005.                                factors, the Board concluded that the        fund, advised by AIM with investment
                                             quality of services to be provided by AIM    strategies comparable to those of the
   The Board considered the factors          was appropriate and that AIM currently is    Fund; (ii) was lower than the advisory
discussed below in evaluating the            providing satisfactory services in           fee rates for a variable insurance fund
fairness and reasonableness of the           accordance with the terms of the Advisory    advised by AIM and offered to insurance
Advisory Agreement at the meeting on June    Agreement.                                   company separate accounts with investment
30, 2005 and as part of the Board's                                                       strategies comparable to those of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    Fund; (iii) was lower than the advisory
deliberations, the Board and the             comparable funds. The Board reviewed the     fee rates for one offshore fund for which
independent trustees did not identify any    performance of the Fund during the past      an AIM affiliate serves as advisor with
particular factor that was controlling,      one, three and five calendar years           investment strategies comparable to those
and each trustee attributed different        against the performance of funds advised     of the Fund; and (iv) was higher than the
weights to the various factors.              by other advisors with investment            advisory fee rates for one unregistered
                                             strategies comparable to those of the        pooled investment vehicle, comparable to
   One of the responsibilities of the        Fund. The Board noted that the Fund's        the advisory fee rates for a second such
Senior Officer of the Fund, who is           performance for the three and five year      vehicle, and the same as the advisory fee
independent of AIM and AIM's affiliates,     periods was below the median performance     rates for a third such vehicle, for which
is to manage the process by which the        of such comparable funds and above such      an AIM affiliate serves as advisor with
Fund's proposed management fees are          median performance for the one year          investment strategies comparable to those
negotiated to ensure that they are           period. Based on this review, the Board      of the Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     concluded that no changes should be made     agreed to waive fees and/or limit
length and reasonable. To that end, the      to the Fund and that it was not necessary    expenses of the Fund, as discussed below.
Senior Officer must either supervise a       to change the Fund's portfolio management    Based on this review, the Board concluded
competitive bidding process or prepare an    team at this time.                           that the advisory fee rate for the Fund
independent written evaluation. The                                                       under the Advisory Agreement was fair and
Senior Officer has recommended an            o The performance of the Fund relative to    reasonable.
independent written evaluation in lieu of    indices. The Board reviewed the
a competitive bidding process and, upon      performance of the Fund during the past      o Fees relative to those of comparable
the direction of the Board, has prepared     one, three and five calendar years           funds with other advisors. The Board
such an independent written evaluation.      against the performance of the Lipper        reviewed the advisory fee rate for the
Such written evaluation also considered      Institutional Money Market Fund Index.*      Fund under the Advisory Agreement. The
certain of the factors discussed below.      The Board noted that the Fund's              Board compared effective contractual
In addition, as discussed below, the         performance in such periods was at or        advisory fee rates at a common asset
Senior Officer made certain                  comparable to the performance of such        level and noted that the Fund's rate was
recommendations to the Board in              Index. Based on this review, the Board       below the median rate of the funds
connection with such written evaluation.     concluded that no changes should be made     advised by other advisors with investment
                                             to the Fund and that it was not necessary    strategies comparable to those of the
   The discussion below serves as a          to change the Fund's portfolio management    Fund that the Board reviewed. The Board
summary of the Senior Officer's              team at this time.                           noted that AIM has agreed to waive fees
independent written evaluation and                                                        and/or limit expenses of the Fund, as
recommendations to the Board in              o Meeting with the Fund's portfolio          discussed below. Based on this review,
connection therewith, as well as a           managers and investment personnel. With      the Board concluded that the advisory fee
discussion of the material factors and       respect to the Fund, the Board is meeting    rate for the Fund under the Advisory
the conclusions with respect thereto that    periodically with such Fund's portfolio      Agreement was fair and reasonable.
formed the basis for the Board's approval    managers and/or other investment
of the Advisory Agreement. After             personnel and believes that such             o Expense limitations and fee waivers.
consideration of all of the factors below    individuals are competent and able to        The Board noted that AIM has
and based on its informed business           continue to carry out their                  contractually agreed to waive fees and/or
judgment, the Board determined that the      responsibilities under the Advisory          limit expenses of the Fund in an amount
Advisory Agreement is in the best            Agreement.                                   necessary to limit total annual operating
interests of the Fund and its                                                             expenses to a specified percentage of
shareholders and that the compensation to    o Overall performance of AIM. The Board      average daily net assets for each class
AIM under the Advisory Agreement is fair     considered the overall performance of AIM    of the Fund. The Board considered the
and reasonable and would have been           in providing investment advisory and         contractual nature of this fee
obtained through arm's length                portfolio administrative services to the     waiver/expense limitation and noted that
negotiations.                                Fund and concluded that such performance     it remains in effect until August 31,
                                             was satisfactory.                            2006. The Board considered the effect
o The nature and extent of the advisory                                                   this fee waiver/expense limitation would
services to be provided by AIM. The Board                                                 have on the Fund's estimated expenses and
reviewed the services to be provided by                                                   concluded that the levels of fee
AIM under the Advisory Agreement. Based                                                   waivers/expense limitations for the Fund
on such review, the Board concluded that                                                  were fair and reasonable.
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The
Board reviewed the structure of the          Board considered the benefits realized by
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions
Agreement, noting that it does not           executed through "soft dollar"
include any breakpoints. The Board           arrangements. Under these arrangements,
considered whether it would be               brokerage commissions paid by other funds
appropriate to add advisory fee              advised by AIM are used to pay for
breakpoints for the Fund or whether, due     research and execution services. This
to the nature of the Fund and the            research may be used by AIM in making
advisory fee structures of comparable        investment decisions for the Fund. The
funds, it was reasonable to structure the    Board concluded that such arrangements
advisory fee without breakpoints. Based      were appropriate.
on this review, the Board concluded that
it was not necessary to add advisory fee     o AIM's financial soundness in light of
breakpoints to the Fund's advisory fee       the Fund's needs. The Board considered
schedule. The Board reviewed the level of    whether AIM is financially sound and has
the Fund's advisory fees, and noted that     the resources necessary to perform its
such fees, as a percentage of the Fund's     obligations under the Advisory Agreement,
net assets, would remain constant under      and concluded that AIM has the financial
the Advisory Agreement because the           resources necessary to fulfill its
Advisory Agreement does not include any      obligations under the Advisory Agreement.
breakpoints. The Board concluded that the
Fund's fee levels under the Advisory         o Historical relationship between the
Agreement therefore would not reflect        Fund and AIM. In determining whether to
economies of scale.                          continue the Advisory Agreement for the
                                             Fund, the Board also considered the prior
o Investments in affiliated money market     relationship between AIM and the Fund, as
funds. Not applicable because the Fund       well as the Board's knowledge of AIM's
does not invest in affiliated money          operations, and concluded that it was
market funds.                                beneficial to maintain the current
                                             relationship, in part, because of such
o Independent written evaluation and         knowledge. The Board also reviewed the
recommendations of the Fund's Senior         general nature of the non-investment
Officer. The Board noted that, upon their    advisory services currently performed by
direction, the Senior Officer of the         AIM and its affiliates, such as
Fund, who is independent of AIM and AIM's    administrative, transfer agency and
affiliates, had prepared an independent      distribution services, and the fees
written evaluation in order to assist the    received by AIM and its affiliates for
Board in determining the reasonableness      performing such services. In addition to
of the proposed management fees of the       reviewing such services, the trustees
AIM Funds, including the Fund. The Board     also considered the organizational
noted that the Senior Officer's written      structure employed by AIM and its
evaluation had been relied upon by the       affiliates to provide those services.
Board in this regard in lieu of a            Based on the review of these and other
competitive bidding process. In              factors, the Board concluded that AIM and
determining whether to continue the          its affiliates were qualified to continue
Advisory Agreement for the Fund, the         to provide non-investment advisory
Board considered the Senior Officer's        services to the Fund, including
written evaluation and the recommendation    administrative, transfer agency and
made by the Senior Officer to the Board      distribution services, and that AIM and
that the Board consider implementing a       its affiliates currently are providing
process to assist them in more closely       satisfactory non-investment advisory
monitoring the performance of the AIM        services.
Funds. The Board concluded that it would
be advisable to implement such a process     o Other factors and current trends. In
as soon as reasonably practicable.           determining whether to continue the
                                             Advisory Agreement for the Fund, the
o Profitability of AIM and its               Board considered the fact that AIM, along
affiliates. The Board reviewed               with others in the mutual fund industry,
information concerning the profitability     is subject to regulatory inquiries and
of AIM's (and its affiliates') investment    litigation related to a wide range of
advisory and other activities and its        issues. The Board also considered the
financial condition. The Board considered    governance and compliance reforms being
the overall profitability of AIM, as well    undertaken by AIM and its affiliates,
as the profitability of AIM in connection    including maintaining an internal
with managing the Fund. The Board noted      controls committee and retaining an
that AIM's operations remain profitable,     independent compliance consultant, and
although increased expenses in recent        the fact that AIM has undertaken to cause
years have reduced AIM's profitability.      the Fund to operate in accordance with
Based on the review of the profitability     certain governance policies and
of AIM's and its affiliates' investment      practices. The Board concluded that these
advisory and other activities and its        actions indicated a good faith effort on
financial condition, the Board concluded     the part of AIM to adhere to the highest
that the compensation to be paid by the      ethical standards, and determined that
Fund to AIM under its Advisory Agreement     the current regulatory and litigation
was not excessive.                           environment to which AIM is subject
                                             should not prevent the Board from
                                             continuing the Advisory Agreement for the
                                             Fund.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2005           2004       2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01       0.01        0.02        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)        --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                              0.02           0.01       0.01        0.02        0.05
========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   2.35%          0.86%      1.11%       1.85%       5.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $271,872       $151,783    $88,259    $213,654    $453,601
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%      0.26%       0.26%       0.25%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%      0.38%       0.34%       0.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              2.32%(b)       0.85%      1.12%       1.89%       5.25%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $199,204,813.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2005, the fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100.00%, and 100.00%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  PRM-AR-4             Fund Management Company

                                                              TREASURY PORTFOLIO

                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)



                                                                 August 31, 2005
                                                                   Annual Report



[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


[1980-2005 25TH CASH MANAGEMENT LOGO]

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance
                   of the Cash Management Class of the Treasury Portfolio of
    [GRAHAM        Short-Term Investments Trust, part of AIM Cash Management,
     PHOTO]        covering the fiscal year ended August 31, 2005. This year,
                   AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent
                   with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in direct obligations of the U.S. ROBERT H. GRAHAM Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

 [WILLIAMSON           Through a combination of short-term cash management
    PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit MARK H. WILLIAMSON rating agencies: AAAm from Standard & Poor's, Aaa from
                   Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                  ======================================   ==========================================
                  Data as of 8/31/05

                  YIELD                                    WEIGHTED AVERAGE MATURITY

                  7-DAY SEC YIELD          MONTHLY YIELD   RANGE DURING FISCAL YEAR   FISCAL YEAR END

                      3.31%                    3.22%           19--42 Days                30 Days
                  ======================================   ==========================================

                  ===================================================================================
                  NET ASSETS AT FISCAL YEAR END

                  $1.8 BILLION

                  The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                  Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                  ===================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

     In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

     As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                         /s/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Vice Chair & President,                      Director & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

October 13, 2005


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


======================================       The number of days to maturity of each holding is determined in accordance with
PORTFOLIO COMPOSITION BY MATURITY            the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                              75.6%
8-30                             1.7
31-60                            1.7
61-90                            8.2
91-150                           7.3
151-210                          3.4
211+                             2.1
======================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
  [CROCKETT        (AIM) that save shareholders approximately $20.8 million
    PHOTO]         annually, based on asset levels as of March 31, 2005. The
                   majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place BRUCE L. CROCKETT over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                   Sincerely,


                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds


                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the                   The hypothetical account values
                                             period. Simply divide your account           and expenses may not be used to
As a shareholder of the Fund, you            value by $1,000 (for example, an             estimate the actual ending account
incur ongoing costs, including               $8,600 account value divided by $1,000       balance or expenses you paid for the
management fees; distribution and/or         = 8.6), then multiply the result by          period. You may use this information
service fees (12b-1); and other Fund         the number in the table under the            to compare the ongoing costs of
expenses. This example is intended to        heading entitled "Actual Expenses Paid       investing in the Fund and other funds.
help you understand your ongoing costs       During Period" to estimate the               To do so, compare this 5% hypothetical
(in dollars) of investing in the Fund        expenses you paid on your account            example with the 5% hypothetical
and to compare these costs with              during this period.                          examples that appear in the
ongoing costs of investing in other                                                       shareholder reports of the other
mutual funds. The example is based on        HYPOTHETICAL EXAMPLE FOR                     funds. Please note that the expenses
an investment of $1,000 invested at          COMPARISON PURPOSES                          shown in the table are meant to
the beginning of the period and held                                                      highlight your ongoing costs only.
for the entire period March 1, 2005,         The table below also provides                Therefore, the hypothetical
through August 31, 2005.                     information about hypothetical account       information is useful in comparing
                                             values and hypothetical expenses based       ongoing costs only, and will not help
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       you determine the relative total costs
                                             an assumed rate of return of 5% per          of owning different funds.
The table below provides information         year before expenses, which is not the
about actual account values and actual       Fund's actual return.
expenses. You may use the information
in this table, together with the
amount you invested, to estimate the

====================================================================================================================================
                                                           ACTUAL                                   HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT    ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                   EXPENSES
   SHARE                 VALUE               VALUE                PAID DURING            VALUE                       PAID DURING
   CLASS                (3/1/05)         (8/31/05)(1)               PERIOD(2)          (8/31/05)                      PERIOD(2)
   Cash
 Management        $       1,000.00     $    1,014.00             $      1.02        $    1,024.20                   $     1.02

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be              o Fees relative to those of clients of
Investments Trust (the "Board")              provided by AIM. The Board reviewed          AIM with comparable investment
oversees the management of Treasury          the credentials and experience of the        strategies. The Board reviewed the
Portfolio (the "Fund") and, as               officers and employees of AIM who will       advisory fee rate for the Fund under
required by law, determines annually         provide investment advisory services         the Advisory Agreement. The Board
whether to approve the continuance of        to the Fund. In reviewing the                noted that this rate was comparable to
the Fund's advisory agreement with A I       qualifications of AIM to provide             the advisory fee rates for two
M Advisors, Inc. ("AIM"). Based upon         investment advisory services, the            institutional money market funds, and
the recommendation of the Investments        Board reviewed the qualifications of         lower than the advisory fee rates for
Committee of the Board, which is             AIM's investment personnel and               a third institutional money market
comprised solely of independent              considered such issues as AIM's              fund (which has an "all-in" fee
trustees, at a meeting held on June          portfolio and product review process,        structure whereby AIM pays all of the
30, 2005, the Board, including all of        AIM's legal and compliance function,         fund's ordinary operating expenses),
the independent trustees, approved the       AIM's use of technology, AIM's               advised by AIM with investment
continuance of the advisory agreement        portfolio administration function and        strategies comparable to those of the
(the "Advisory Agreement") between the       the quality of AIM's investment              Fund. The Board noted that AIM has
Fund and AIM for another year,               research. Based on the review of these       agreed to waive fees and/or limit
effective July 1, 2005.                      and other factors, the Board concluded       expenses of the Fund, as discussed
                                             that the quality of services to be           below. Based on this review, the Board
     The Board considered the factors        provided by AIM was appropriate and          concluded that the advisory fee rate
discussed below in evaluating the            that AIM currently is providing              for the Fund under the Advisory
fairness and reasonableness of the           satisfactory services in accordance          Agreement was fair and reasonable.
Advisory Agreement at the meeting on         with the terms of the Advisory
June 30, 2005 and as part of the             Agreement.                                   o Fees relative to those of comparable
Board's ongoing oversight of the Fund.                                                    funds with other advisors. The Board
In their deliberations, the Board and        o The performance of the Fund relative       reviewed the advisory fee rate for the
the independent trustees did not             to comparable funds. The Board               Fund under the Advisory Agreement. The
identify any particular factor that          reviewed the performance of the Fund         Board compared effective contractual
was controlling, and each trustee            during the past one, three and five          advisory fee rates at a common asset
attributed different weights to the          calendar years against the performance       level and noted that the Fund's rate
various factors.                             of funds advised by other advisors           was below the median rate of the funds
                                             with investment strategies comparable        advised by other advisors with
     One of the responsibilities of          to those of the Fund. The Board noted        investment strategies comparable to
the Senior Officer of the Fund, who is       that the Fund's performance in such          those of the Fund that the Board
independent of AIM and AIM's                 periods was above the median                 reviewed. The Board noted that AIM has
affiliates, is to manage the process         performance of such comparable funds.        agreed to waive fees and/or limit
by which the Fund's proposed                 Based on this review, the Board              expenses of the Fund, as discussed
management fees are negotiated to            concluded that no changes should be          below. Based on this review, the Board
ensure that they are negotiated in a         made to the Fund and that it was not         concluded that the advisory fee rate
manner which is at arm's length and          necessary to change the Fund's               for the Fund under the Advisory
reasonable. To that end, the Senior          portfolio management team at this            Agreement was fair and reasonable.
Officer must either supervise a              time.
competitive bidding process or prepare                                                    o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative       The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the           contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the           and/or limit expenses of the Fund in
of a competitive bidding process and,        past one, three and five calendar            an amount necessary to limit total
upon the direction of the Board, has         years against the performance of the         annual operating expenses to a
prepared such an independent written         Lipper Institutional U.S. Treasury           specified percentage of average daily
evaluation. Such written evaluation          Money Market Index.* The Board noted         net assets for each class of the Fund.
also considered certain of the factors       that the Fund's performance for the          The Board considered the contractual
discussed below. In addition, as             one and three year periods was above         nature of this fee waiver/expense
discussed below, the Senior Officer          the performance of such Index and            limitation and noted that it remains
made certain recommendations to the          comparable to such Index for the five        in effect until August 31, 2006. The
Board in connection with such written        year period. Based on this review, the       Board considered the effect this fee
evaluation.                                  Board concluded that no changes should       waiver/expense limitation would have
                                             be made to the Fund and that it was          on the Fund's estimated expenses and
     The discussion below serves as a        not necessary to change the Fund's           concluded that the levels of fee
summary of the Senior Officer's              portfolio management team at this            waivers/expense limitations for the
independent written evaluation and           time.                                        Fund were fair and reasonable.
recommendations to the Board in
connection therewith, as well as a           o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
discussion of the material factors and       managers and investment personnel.           The Board reviewed the structure of
the conclusions with respect thereto         With respect to the Fund, the Board is       the Fund's advisory fee under the
that formed the basis for the Board's        meeting periodically with such Fund's        Advisory Agreement, noting that it
approval of the Advisory Agreement.          portfolio managers and/or other              does not include any breakpoints. The
After consideration of all of the            investment personnel and believes that       Board considered whether it would be
factors below and based on its               such individuals are competent and           appropriate to add advisory fee
informed business judgment, the Board        able to continue to carry out their          breakpoints for the Fund or whether,
determined that the Advisory Agreement       responsibilities under the Advisory          due to the nature of the Fund and the
is in the best interests of the Fund         Agreement.                                   advisory fee structures of comparable
and its shareholders and that the                                                         funds, it was reasonable to structure
compensation to AIM under the Advisory       o Overall performance of AIM. The            the advisory fee without breakpoints.
Agreement is fair and reasonable and         Board considered the overall                 Based on this review, the Board
would have been obtained through arm's       performance of AIM in providing              concluded that it was not necessary to
length negotiations.                         investment advisory and portfolio            add advisory fee breakpoints to the
                                             administrative services to the Fund          Fund's advisory fee schedule. The
o The nature and extent of the               and concluded that such performance          Board reviewed the level of the Fund's
advisory services to be provided by          was satisfactory.                            advisory fees, and noted that such
AIM. The Board reviewed the services                                                      fees, as a percentage of the Fund's
to be provided by AIM under the                                                           net assets, would remain constant
Advisory Agreement. Based on such                                                         under the Advisory Agreement because
review, the Board concluded that the                                                      the Advisory Agreement does not
range of services to be provided by                                                       include any breakpoints. The Board
AIM under the Advisory Agreement was                                                      concluded that the Fund's fee levels
appropriate and that AIM currently is                                                     under the Advisory Agreement therefore
providing services in accordance with                                                     would not reflect economies of scale.
the terms of the Advisory Agreement.


*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.


                                                                     (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.29%            0.90%            1.20%         1.99%         5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,780,680       $1,226,797       $2,259,951    $2,223,385    $1,155,373
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.20%(b)         0.20%            0.19%         0.18%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.30%(b)         0.29%            0.29%         0.25%         0.20%
=================================================================================================================================
Ratio of net investment income to average net assets           2.25%(b)         0.87%            1.19%         1.94%         5.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,451,814,306.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--

                                                                                          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                              --Registered Trademark--
AIMinvestments.com            TRE-AR-3         Fund Management Company

                                                              TREASURY PORTFOLIO

                                                                 Corporate Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Corporate Class of the Treasury Portfolio of Short-Term
                    Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year, AIM Cash
                    Management marks its 25th anniversary. Thank you for
    [GRAHAM         investing with us; your participation has helped us reach
     PHOTO]         this milestone.

                       The Portfolio seeks to maximize current income consistent
 ROBERT H. GRAHAM   with the preservation of capital and the maintenance of
                    liquidity.

                       The Portfolio invests in direct obligations of the U.S.
  [WILLIAMSON       Treasury and repurchase agreements backed by Treasury
    PHOTO]          obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for MARK H. WILLIAMSON higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    Data as of 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                          3.36%              3.27%                 19-42 Days               30 Days

                    =================================     ============================================

                    ==================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $869,307

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.

                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                           /s/ MARK H. WILLIAMSON

Robert H. Graham                               Mark H. Williamson
Vice Chair & President,                        Director & President,
Short-Term Investments Trust                   A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
In days, as of 8/31/05

1-7                         75.6%
8-30                         1.7
31-60                        1.7
61-90                        8.2
91-150                       7.3
151-210                      3.4
211+                         2.1
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

   [CROCKETT           At our most recent meeting in June 2005, your Board
     PHOTO]         approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this           actual expense ratio and an assumed rate
                                             table, together with the amount you           of return of 5% per year before
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       expenses, which is not the Fund's actual
ongoing costs, including management          you paid over the period. Simply divide       return. The example is based on an
fees; distribution and/or service fees       your account value by $1,000 (for             investment of $1,000 invested at the
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided      beginning of the period and held for the
example is intended to help you              by $1,000 = 8.6), then multiply the           entire period March 1, 2005, through
understand your ongoing costs (in            result by the number in the table under       August 31, 2005.
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses
compare these costs with ongoing costs       Paid During Period" to estimate the              The hypothetical account values and
of investing in other mutual funds. The      expenses you paid on your account during      expenses may not be used to estimate the
actual ending account value and expenses     the period, August 1, 2005, through           actual ending account balance or
in the below example are based on an         August 31, 2005. Because the actual           expenses you paid for the period. [You
investment of $1,000 invested on August      ending account value and expense              may use this information to compare the
1, 2005 (the date the share class            information in the example is not based       ongoing costs of investing in the Fund
commenced operations) and held through       upon a six month period, the ending           and other funds.] To do so, compare this
August 31, 2005. The hypothetical ending     account value and expense information         5% hypothetical example with the 5%
account value and expenses in the below      may not provide a meaningful comparison       hypothetical examples that appear in the
example are based on an investment of        to mutual funds that provide such             shareholder reports of the other funds.
$1,000 invested at the beginning of the      information for a full six month period.
period and held for the entire six month                                                      Please note that the expenses shown
period March 1, 2005, through August 31,     HYPOTHETICAL EXAMPLE FOR                      in the table are meant to highlight your
2005.                                        COMPARISON PURPOSES                           ongoing costs only. Therefore, the
                                                                                           hypothetical information is useful in
ACTUAL EXPENSES                              The table below also provides                 comparing ongoing costs only, and will
                                             information about hypothetical account        not help you determine the relative
The table below provides information         values and hypothetical expenses based        total costs of owning different funds.
about actual account values and actual       on the Fund's
expenses.

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS              (3/1/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(3)
  Corporate(4)        $1,000.00                  $1,002.80                $0.13                $1,024.45               $0.77


(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through August
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2005-August 31, 2005.

(2) Actual expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 31 (August 1, 2005 through August 31, 2005) /365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Corporate Class shares of the Fund and other funds because such data is based on a full six month period.

(4) Corporate Class shares commenced operations August 1, 2005.

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Treasury Portfolio         credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate was comparable to the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              fee rates for two institutional money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market funds, and lower than the
of the Investments Committee of the          reviewed the qualifications of AIM's          advisory fee rates for a third
Board, which is comprised solely of          investment personnel and considered such      institutional money market fund (which
independent trustees, at a meeting held      issues as AIM's portfolio and product         has an "all-in" fee structure whereby
on June 30, 2005, the Board, including       review process, AIM's legal and               AIM pays all of the fund's ordinary
all of the independent trustees,             compliance function, AIM's use of             operating expenses), advised by AIM with
approved the continuance of the advisory     technology, AIM's portfolio                   investment strategies comparable to
agreement (the "Advisory Agreement")         administration function and the quality       those of the Fund. The Board noted that
between the Fund and AIM for another         of AIM's investment research. Based on        AIM has agreed to waive fees and/or
year, effective July 1, 2005.                the review of these and other factors,        limit expenses of the Fund, as discussed
                                             the Board concluded that the quality of       below. Based on this review, the Board
   The Board considered the factors          services to be provided by AIM was            concluded that the advisory fee rate for
discussed below in evaluating the            appropriate and that AIM currently is         the Fund under the Advisory Agreement
fairness and reasonableness of the           providing satisfactory services in            was fair and reasonable.
Advisory Agreement at the meeting on         accordance with the terms of the
June 30, 2005 and as part of the Board's     Advisory Agreement.                           o Fees relative to those of comparable
ongoing oversight of the Fund. In their                                                    funds with other advisors. The Board
deliberations, the Board and the             o The performance of the Fund relative        reviewed the advisory fee rate for the
independent trustees did not identify        to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
any particular factor that was               the performance of the Fund during the        Board compared effective contractual
controlling, and each trustee attributed     past one, three and five calendar years       advisory fee rates at a common asset
different weights to the various             against the performance of funds advised      level and noted that the Fund's rate was
factors.                                     by other advisors with investment             below the median rate of the funds
                                             strategies comparable to those of the         advised by other advisors with
   One of the responsibilities of the        Fund. The Board noted that the Fund's         investment strategies comparable to
Senior Officer of the Fund, who is           performance in such periods was above         those of the Fund that the Board
independent of AIM and AIM's affiliates,     the median performance of such                reviewed. The Board noted that AIM has
is to manage the process by which the        comparable funds. Based on this review,       agreed to waive fees and/or limit
Fund's proposed management fees are          the Board concluded that no changes           expenses of the Fund, as discussed
negotiated to ensure that they are           should be made to the Fund and that it        below. Based on this review, the Board
negotiated in a manner which is at arm's     was not necessary to change the Fund's        concluded that the advisory fee rate for
length and reasonable. To that end, the      portfolio management team at this time.       the Fund under the Advisory Agreement
Senior Officer must either supervise a                                                     was fair and reasonable.
competitive bidding process or prepare       o The performance of the Fund relative
an independent written evaluation. The       to indices. The Board reviewed the            o Expense limitations and fee waivers.
Senior Officer has recommended an            performance of the Fund during the past       The Board noted that AIM has
independent written evaluation in lieu       one, three and five calendar years            contractually agreed to waive fees
of a competitive bidding process and,        against the performance of the Lipper         and/or limit expenses of the Fund in an
upon the direction of the Board, has         Institutional U.S. Treasury Money Market      amount necessary to limit total annual
prepared such an independent written         Index.* The Board noted that the Fund's       operating expenses to a specified
evaluation. Such written evaluation also     performance for the one and three year        percentage of average daily net assets
considered certain of the factors            periods was above the performance of          for each class of the Fund. The Board
discussed below. In addition, as             such Index and comparable to such Index       considered the contractual nature of
discussed below, the Senior Officer made     for the five year period. Based on this       this fee waiver/expense limitation and
certain recommendations to the Board in      review, the Board concluded that no           noted that it remains in effect until
connection with such written evaluation.     changes should be made to the Fund and        August 31, 2006. The Board considered
                                             that it was not necessary to change the       the effect this fee waiver/expense
   The discussion below serves as a          Fund's portfolio management team at this      limitation would have on the Fund's
summary of the Senior Officer's              time.                                         estimated expenses and concluded that
independent written evaluation and                                                         the levels of fee waivers/expense
recommendations to the Board in              o Meeting with the Fund's portfolio           limitations for the Fund were fair and
connection therewith, as well as a           managers and investment personnel. With       reasonable.
discussion of the material factors and       respect to the Fund, the Board is
the conclusions with respect thereto         meeting periodically with such Fund's         o Breakpoints and economies of scale.
that formed the basis for the Board's        portfolio managers and/or other               The Board reviewed the structure of the
approval of the Advisory Agreement.          investment personnel and believes that        Fund's advisory fee under the Advisory
After consideration of all of the            such individuals are competent and able       Agreement, noting that it does not
factors below and based on its informed      to continue to carry out their                include any breakpoints. The Board
business judgment, the Board determined      responsibilities under the Advisory           considered whether it would be
that the Advisory Agreement is in the        Agreement.                                    appropriate to add advisory fee
best interests of the Fund and its                                                         breakpoints for the Fund or whether, due
shareholders and that the compensation       o Overall performance of AIM. The Board       to the nature of the Fund and the
to AIM under the Advisory Agreement is       considered the overall performance of         advisory fee structures of comparable
fair and reasonable and would have been      AIM in providing investment advisory and      funds, it was reasonable to structure
obtained through arm's length                portfolio administrative services to the      the advisory fee without breakpoints.
negotiations.                                Fund and concluded that such performance      Based on this review, the Board
                                             was satisfactory.                             concluded that it was not necessary to
o The nature and extent of the advisory                                                    add advisory fee breakpoints to the
services to be provided by AIM. The                                                        Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                          reviewed the level of the Fund's
provided by AIM under the Advisory                                                         advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                       as a percentage of the Fund's net
Board concluded that the range of                                                          assets, would remain constant under the
services to be provided by AIM under the                                                   Advisory Agreement because the Advisory
Advisory Agreement was appropriate and                                                     Agreement does not include any
that AIM currently is providing services                                                   breakpoints. The Board concluded that
in accordance with the terms of the                                                        the Fund's fee levels under the Advisory
Advisory Agreement.                                                                        Agreement therefore would not reflect
                                                                                           economies of scale.

*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                                                       (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       AIM's financial soundness in light of the
transaction costs. The Board also found      Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE CLASS
                                                                ---------------
                                                                AUGUST 1, 2005
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  AUGUST 31,
                                                                     2005
-------------------------------------------------------------------------------
Net asset value, beginning of period                                $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.003
-------------------------------------------------------------------------------
  Net realized gains (losses) on securities                           0.000
===============================================================================
    Total from investment operations                                  0.003
===============================================================================
Less dividends from net investment income                            (0.003)
===============================================================================
Net asset value, end of period                                      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                                        0.28%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   869
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.23%(b)
===============================================================================
Ratio of net investment income to average net assets                   2.30%(b)
_______________________________________________________________________________
===============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $898,340.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  TRE-AR-2             Fund Management Company

                                                              TREASURY PORTFOLIO

                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Institutional Class of the Treasury Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year,
    [GRAHAM         AIM Cash Management marks its 25th anniversary. Thank you
     PHOTO]         for investing with us; your participation has helped us
                    reach this milestone.

                        The Portfolio seeks to maximize current income
ROBERT H. GRAHAM    consistent with the preservation of capital and the
                    maintenance of liquidity.

                       The Portfolio invests in direct obligations of the U.S.
                    Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

[WILLIAMSON            Through a combination of short-term cash management
  PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================     ============================================
                    Data as of 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                         3.39%              3.30%                 19-42 Days               30 Days

                    =================================     ============================================

                    ==================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $2.1 BILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor, performance would have been lower.
                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                            /s/ MARK H. WILLIAMSON

Robert H. Graham                                Mark H. Williamson
Vice Chair & President,                         Director & President,
Short-Term Investments Trust                    A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
In days, as of 8/31/05

1-7                         75.6%
8-30                         1.7
31-60                        1.7
61-90                        8.2
91-150                       7.3
151-210                      3.4
211+                         2.1
=================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

  [CROCKETT            At our most recent meeting in June 2005, your Board
    PHOTO]          approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
BRUCE L. CROCKETT   of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      estimate the expenses that you paid over         The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       actual ending account balance or
ongoing costs, including management fees     account value divided by $1,000 = 8.6),       expenses you paid for the period. You
and other Fund expenses. This example is     then multiply the result by the number        may use this information to compare the
intended to help you understand your         in the table under the heading entitled       ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       and other funds. To do so, compare this
in the Fund and to compare these costs       estimate the expenses you paid on your        5% hypothetical example with the 5%
with ongoing costs of investing in other     account during this period.                   hypothetical examples that appear in the
mutual funds. The example is based on an                                                   shareholder reports of the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR
beginning of the period and held for the     COMPARISON PURPOSES                              Please note that the expenses shown
entire period March 1, 2005, through                                                       in the table are meant to highlight your
August 31, 2005.                             The table below also provides                 ongoing costs only. Therefore, the
                                             information about hypothetical account        hypothetical information is useful in
ACTUAL EXPENSES                              values and hypothetical expenses based        comparing ongoing costs only, and will
                                             on the Fund's actual expense ratio and        not help you determine the relative
The table below provides information         an assumed rate of return of 5% per year      total costs of owning different funds.
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table, together with the amount you
invested, to

===================================================================================================================================

                                                              ACTUAL                                  HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)
Institutional         $1,000.00                  $1,014.40               $0.61                 $1,024.60                 $0.61

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Treasury Portfolio         credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate was comparable to the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              fee rates for two institutional money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market funds, and lower than the
of the Investments Committee of the          reviewed the qualifications of AIM's          advisory fee rates for a third
Board, which is comprised solely of          investment personnel and considered such      institutional money market fund (which
independent trustees, at a meeting held      issues as AIM's portfolio and product         has an "all-in" fee structure whereby
on June 30, 2005, the Board, including       review process, AIM's legal and               AIM pays all of the fund's ordinary
all of the independent trustees,             compliance function, AIM's use of             operating expenses), advised by AIM with
approved the continuance of the advisory     technology, AIM's portfolio                   investment strategies comparable to
agreement (the "Advisory Agreement")         administration function and the quality       those of the Fund. The Board noted that
between the Fund and AIM for another         of AIM's investment research. Based on        AIM has agreed to waive fees and/or
year, effective July 1, 2005.                the review of these and other factors,        limit expenses of the Fund, as discussed
                                             the Board concluded that the quality of       below. Based on this review, the Board
   The Board considered the factors          services to be provided by AIM was            concluded that the advisory fee rate for
discussed below in evaluating the            appropriate and that AIM currently is         the Fund under the Advisory Agreement
fairness and reasonableness of the           providing satisfactory services in            was fair and reasonable.
Advisory Agreement at the meeting on         accordance with the terms of the
June 30, 2005 and as part of the Board's     Advisory Agreement.                           o Fees relative to those of comparable
ongoing oversight of the Fund. In their                                                    funds with other advisors. The Board
deliberations, the Board and the             o The performance of the Fund relative        reviewed the advisory fee rate for the
independent trustees did not identify        to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
any particular factor that was               the performance of the Fund during the        Board compared effective contractual
controlling, and each trustee attributed     past one, three and five calendar years       advisory fee rates at a common asset
different weights to the various             against the performance of funds advised      level and noted that the Fund's rate was
factors.                                     by other advisors with investment             below the median rate of the funds
                                             strategies comparable to those of the         advised by other advisors with
   One of the responsibilities of the        Fund. The Board noted that the Fund's         investment strategies comparable to
Senior Officer of the Fund, who is           performance in such periods was above         those of the Fund that the Board
independent of AIM and AIM's affiliates,     the median performance of such                reviewed. The Board noted that AIM has
is to manage the process by which the        comparable funds. Based on this review,       agreed to waive fees and/or limit
Fund's proposed management fees are          the Board concluded that no changes           expenses of the Fund, as discussed
negotiated to ensure that they are           should be made to the Fund and that it        below. Based on this review, the Board
negotiated in a manner which is at arm's     was not necessary to change the Fund's        concluded that the advisory fee rate for
length and reasonable. To that end, the      portfolio management team at this time.       the Fund under the Advisory Agreement
Senior Officer must either supervise a                                                     was fair and reasonable.
competitive bidding process or prepare       o The performance of the Fund relative
an independent written evaluation. The       to indices. The Board reviewed the            o Expense limitations and fee waivers.
Senior Officer has recommended an            performance of the Fund during the past       The Board noted that AIM has
independent written evaluation in lieu       one, three and five calendar years            contractually agreed to waive fees
of a competitive bidding process and,        against the performance of the Lipper         and/or limit expenses of the Fund in an
upon the direction of the Board, has         Institutional U.S. Treasury Money Market      amount necessary to limit total annual
prepared such an independent written         Index.* The Board noted that the Fund's       operating expenses to a specified
evaluation. Such written evaluation also     performance for the one and three year        percentage of average daily net assets
considered certain of the factors            periods was above the performance of          for each class of the Fund. The Board
discussed below. In addition, as             such Index and comparable to such Index       considered the contractual nature of
discussed below, the Senior Officer made     for the five year period. Based on this       this fee waiver/expense limitation and
certain recommendations to the Board in      review, the Board concluded that no           noted that it remains in effect until
connection with such written evaluation.     changes should be made to the Fund and        August 31, 2006. The Board considered
                                             that it was not necessary to change the       the effect this fee waiver/expense
   The discussion below serves as a          Fund's portfolio management team at this      limitation would have on the Fund's
summary of the Senior Officer's              time.                                         estimated expenses and concluded that
independent written evaluation and                                                         the levels of fee waivers/expense
recommendations to the Board in              o Meeting with the Fund's portfolio           limitations for the Fund were fair and
connection therewith, as well as a           managers and investment personnel. With       reasonable.
discussion of the material factors and       respect to the Fund, the Board is
the conclusions with respect thereto         meeting periodically with such Fund's         o Breakpoints and economies of scale.
that formed the basis for the Board's        portfolio managers and/or other               The Board reviewed the structure of the
approval of the Advisory Agreement.          investment personnel and believes that        Fund's advisory fee under the Advisory
After consideration of all of the            such individuals are competent and able       Agreement, noting that it does not
factors below and based on its informed      to continue to carry out their                include any breakpoints. The Board
business judgment, the Board determined      responsibilities under the Advisory           considered whether it would be
that the Advisory Agreement is in the        Agreement.                                    appropriate to add advisory fee
best interests of the Fund and its                                                         breakpoints for the Fund or whether, due
shareholders and that the compensation       o Overall performance of AIM. The Board       to the nature of the Fund and the
to AIM under the Advisory Agreement is       considered the overall performance of         advisory fee structures of comparable
fair and reasonable and would have been      AIM in providing investment advisory and      funds, it was reasonable to structure
obtained through arm's length                portfolio administrative services to the      the advisory fee without breakpoints.
negotiations.                                Fund and concluded that such performance      Based on this review, the Board
                                             was satisfactory.                             concluded that it was not necessary to
o The nature and extent of the advisory                                                    add advisory fee breakpoints to the
services to be provided by AIM. The                                                        Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                          reviewed the level of the Fund's
provided by AIM under the Advisory                                                         advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                       as a percentage of the Fund's net
Board concluded that the range of                                                          assets, would remain constant under the
services to be provided by AIM under the                                                   Advisory Agreement because the Advisory
Advisory Agreement was appropriate and                                                     Agreement does not include any
that AIM currently is providing services                                                   breakpoints. The Board concluded that
in accordance with the terms of the                                                        the Fund's fee levels under the Advisory
Advisory Agreement.                                                                        Agreement therefore would not reflect
                                                                                           economies of scale.

*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                                                       (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.37%            0.98%            1.28%         2.07%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,101,143       $2,564,540       $4,367,382    $4,245,044    $3,782,581
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%            0.11%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.20%(b)         0.19%            0.19%         0.15%         0.10%
=================================================================================================================================
Ratio of net investment income to average net assets           2.33%(b)         0.95%            1.27%         2.02%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,286,284,031.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  TRE-AR-1             Fund Management Company

                                                              TREASURY PORTFOLIO

                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)



                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Personal Investment Class of the Treasury Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
   [GRAHAM          covering the fiscal year ended August 31, 2005. This year,
    PHOTO]          AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent
ROBERT H. GRAHAM    with the preservation of capital and the maintenance of
                    liquidity.

                       The Portfolio invests in direct obligations of the U.S.
  [WILLIAMSON       Treasury and repurchase agreements backed by Treasury
    PHOTO]          obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for MARK H. WILLIAMSON higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                    =================================     ============================================
                    Data as of 8/31/05


                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                        2.84%               2.75%                 19-42 Days               30 Days

                    =================================     ============================================

                    ==================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $273.5 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                    ==================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                            /s/ MARK H. WILLIAMSON

Robert H. Graham                                Mark H. Williamson
Vice Chair & President,                         Director & President,
Short-Term Investments Trust                    A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
In days, as of 8/31/05

1-7                         75.6%
8-30                         1.7
31-60                        1.7
61-90                        8.2
91-150                       7.3
151-210                      3.4
211+                         2.1
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

  [CROCKETT            At our most recent meeting in June 2005, your Board
    PHOTO]          approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
BRUCE L. CROCKETT   of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the      may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual      ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate      and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                           hypothetical examples that appear in the
compare these costs with ongoing costs                                                     shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire period        The table below also provides                 ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account        hypothetical information is useful in
                                             values and hypothetical expenses based        comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        not help you determine the relative
                                             an assumed rate of return of 5% per year      total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)
 Personal
Investment           $1,000.00                   $1,011.60                $3.40                $1,021.83                $3.41


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Treasury Portfolio         credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate was comparable to the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              fee rates for two institutional money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market funds, and lower than the
of the Investments Committee of the          reviewed the qualifications of AIM's          advisory fee rates for a third
Board, which is comprised solely of          investment personnel and considered such      institutional money market fund (which
independent trustees, at a meeting held      issues as AIM's portfolio and product         has an "all-in" fee structure whereby
on June 30, 2005, the Board, including       review process, AIM's legal and               AIM pays all of the fund's ordinary
all of the independent trustees,             compliance function, AIM's use of             operating expenses), advised by AIM with
approved the continuance of the advisory     technology, AIM's portfolio                   investment strategies comparable to
agreement (the "Advisory Agreement")         administration function and the quality       those of the Fund. The Board noted that
between the Fund and AIM for another         of AIM's investment research. Based on        AIM has agreed to waive fees and/or
year, effective July 1, 2005.                the review of these and other factors,        limit expenses of the Fund, as discussed
                                             the Board concluded that the quality of       below. Based on this review, the Board
   The Board considered the factors          services to be provided by AIM was            concluded that the advisory fee rate for
discussed below in evaluating the            appropriate and that AIM currently is         the Fund under the Advisory Agreement
fairness and reasonableness of the           providing satisfactory services in            was fair and reasonable.
Advisory Agreement at the meeting on         accordance with the terms of the
June 30, 2005 and as part of the Board's     Advisory Agreement.                           o Fees relative to those of comparable
ongoing oversight of the Fund. In their                                                    funds with other advisors. The Board
deliberations, the Board and the             o The performance of the Fund relative        reviewed the advisory fee rate for the
independent trustees did not identify        to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
any particular factor that was               the performance of the Fund during the        Board compared effective contractual
controlling, and each trustee attributed     past one, three and five calendar years       advisory fee rates at a common asset
different weights to the various             against the performance of funds advised      level and noted that the Fund's rate was
factors.                                     by other advisors with investment             below the median rate of the funds
                                             strategies comparable to those of the         advised by other advisors with
   One of the responsibilities of the        Fund. The Board noted that the Fund's         investment strategies comparable to
Senior Officer of the Fund, who is           performance in such periods was above         those of the Fund that the Board
independent of AIM and AIM's affiliates,     the median performance of such                reviewed. The Board noted that AIM has
is to manage the process by which the        comparable funds. Based on this review,       agreed to waive fees and/or limit
Fund's proposed management fees are          the Board concluded that no changes           expenses of the Fund, as discussed
negotiated to ensure that they are           should be made to the Fund and that it        below. Based on this review, the Board
negotiated in a manner which is at arm's     was not necessary to change the Fund's        concluded that the advisory fee rate for
length and reasonable. To that end, the      portfolio management team at this time.       the Fund under the Advisory Agreement
Senior Officer must either supervise a                                                     was fair and reasonable.
competitive bidding process or prepare       o The performance of the Fund relative
an independent written evaluation. The       to indices. The Board reviewed the            o Expense limitations and fee waivers.
Senior Officer has recommended an            performance of the Fund during the past       The Board noted that AIM has
independent written evaluation in lieu       one, three and five calendar years            contractually agreed to waive fees
of a competitive bidding process and,        against the performance of the Lipper         and/or limit expenses of the Fund in an
upon the direction of the Board, has         Institutional U.S. Treasury Money Market      amount necessary to limit total annual
prepared such an independent written         Index.* The Board noted that the Fund's       operating expenses to a specified
evaluation. Such written evaluation also     performance for the one and three year        percentage of average daily net assets
considered certain of the factors            periods was above the performance of          for each class of the Fund. The Board
discussed below. In addition, as             such Index and comparable to such Index       considered the contractual nature of
discussed below, the Senior Officer made     for the five year period. Based on this       this fee waiver/expense limitation and
certain recommendations to the Board in      review, the Board concluded that no           noted that it remains in effect until
connection with such written evaluation.     changes should be made to the Fund and        August 31, 2006. The Board considered
                                             that it was not necessary to change the       the effect this fee waiver/expense
   The discussion below serves as a          Fund's portfolio management team at this      limitation would have on the Fund's
summary of the Senior Officer's              time.                                         estimated expenses and concluded that
independent written evaluation and                                                         the levels of fee waivers/expense
recommendations to the Board in              o Meeting with the Fund's portfolio           limitations for the Fund were fair and
connection therewith, as well as a           managers and investment personnel. With       reasonable.
discussion of the material factors and       respect to the Fund, the Board is
the conclusions with respect thereto         meeting periodically with such Fund's         o Breakpoints and economies of scale.
that formed the basis for the Board's        portfolio managers and/or other               The Board reviewed the structure of the
approval of the Advisory Agreement.          investment personnel and believes that        Fund's advisory fee under the Advisory
After consideration of all of the            such individuals are competent and able       Agreement, noting that it does not
factors below and based on its informed      to continue to carry out their                include any breakpoints. The Board
business judgment, the Board determined      responsibilities under the Advisory           considered whether it would be
that the Advisory Agreement is in the        Agreement.                                    appropriate to add advisory fee
best interests of the Fund and its                                                         breakpoints for the Fund or whether, due
shareholders and that the compensation       o Overall performance of AIM. The Board       to the nature of the Fund and the
to AIM under the Advisory Agreement is       considered the overall performance of         advisory fee structures of comparable
fair and reasonable and would have been      AIM in providing investment advisory and      funds, it was reasonable to structure
obtained through arm's length                portfolio administrative services to the      the advisory fee without breakpoints.
negotiations.                                Fund and concluded that such performance      Based on this review, the Board
                                             was satisfactory.                             concluded that it was not necessary to
o The nature and extent of the advisory                                                    add advisory fee breakpoints to the
services to be provided by AIM. The                                                        Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                          reviewed the level of the Fund's
provided by AIM under the Advisory                                                         advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                       as a percentage of the Fund's net
Board concluded that the range of                                                          assets, would remain constant under the
services to be provided by AIM under the                                                   Advisory Agreement because the Advisory
Advisory Agreement was appropriate and                                                     Agreement does not include any
that AIM currently is providing services                                                   breakpoints. The Board concluded that
in accordance with the terms of the                                                        the Fund's fee levels under the Advisory
Advisory Agreement.                                                                        Agreement therefore would not reflect
                                                                                           economies of scale.



*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.


                                                                                                          (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PERSONAL INVESTMENT CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.04           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.04           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   1.81%          0.42%          0.73%       1.56%       4.84%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $273,461       $304,225       $324,638    $356,606    $307,841
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%          0.65%       0.60%       0.60%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.95%(b)       0.94%          0.94%       0.90%       0.85%
============================================================================================================================
Ratio of net investment income to average net assets              1.78%(b)       0.40%          0.73%       1.52%       4.62%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $282,422,666.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  TRE-AR-6             Fund Management Company

                                                              TREASURY PORTFOLIO

                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)



                                                                 August 31, 2005
                                                                   Annual Report



[COVER IMAGE]                        ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of the Treasury Portfolio of
                    Short-Term Investments Trust, part of AIM Cash Management,
    [GRAHAM         covering the fiscal year ended August 31, 2005. This year,
    PHOTO]          AIM Cash Management marks its 25th anniversary. Thank you
                    for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent
ROBERT H. GRAHAM    with the preservation of capital and the maintenance of
                    liquidity.

                       The Portfolio invests in direct obligations of the U.S.
                    Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the portfolio will have maturities of 397 days or less.
  [WILLIAMSON
    PHOTO]              Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden
MARK H. WILLIAMSON  rise in market yields.

                       The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                    =================================     ============================================
                    Data as of 8/31/05

                    YIELD                                 WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD     MONTHLY YIELD     RANGE DURING FISCAL YEAR     FISCAL YEAR END

                        3.09%                3.00%                19-42 Days               30 Days

                    =================================     ============================================

                    ==================================================================================

                    NET ASSETS AT FISCAL YEAR END

                    $1.2 BILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                    ==================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

   In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

   As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                            /s/ MARK H. WILLIAMSON

Robert H. Graham                                Mark H. Williamson
Vice Chair & President,                         Director & President,
Short-Term Investments Trust                    A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                         75.6%
8-30                         1.7
31-60                        1.7
61-90                        8.2
91-150                       7.3
151-210                      3.4
211+                         2.1
=================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
                    Board.
  [CROCKETT
    PHOTO]             At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and
                    6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the      may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual      ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate      and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account         5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                           hypothetical examples that appear in the
compare these costs with ongoing costs                                                     shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire period        The table below also provides                 ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account        hypothetical information is useful in
                                             values and hypothetical expenses based        comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        not help you determine the relative
                                             an assumed rate of return of 5% per year      total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the



===================================================================================================================================

                                                              ACTUAL                                  HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (3/31/05)                (8/31/05)(1)            PERIOD(2)               (8/31/05)              PERIOD(2)
Private
Investment            $1,000.00                 $1,012.90                $2.13                 $1,023.09                $2.14


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Treasury Portfolio         credentials and experience of the             strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will        advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to       Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                    this rate was comparable to the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              fee rates for two institutional money
("AIM"). Based upon the recommendation       investment advisory services, the Board       market funds, and lower than the
of the Investments Committee of the          reviewed the qualifications of AIM's          advisory fee rates for a third
Board, which is comprised solely of          investment personnel and considered such      institutional money market fund (which
independent trustees, at a meeting held      issues as AIM's portfolio and product         has an "all-in" fee structure whereby
on June 30, 2005, the Board, including       review process, AIM's legal and               AIM pays all of the fund's ordinary
all of the independent trustees,             compliance function, AIM's use of             operating expenses), advised by AIM with
approved the continuance of the advisory     technology, AIM's portfolio                   investment strategies comparable to
agreement (the "Advisory Agreement")         administration function and the quality       those of the Fund. The Board noted that
between the Fund and AIM for another         of AIM's investment research. Based on        AIM has agreed to waive fees and/or
year, effective July 1, 2005.                the review of these and other factors,        limit expenses of the Fund, as discussed
                                             the Board concluded that the quality of       below. Based on this review, the Board
   The Board considered the factors          services to be provided by AIM was            concluded that the advisory fee rate for
discussed below in evaluating the            appropriate and that AIM currently is         the Fund under the Advisory Agreement
fairness and reasonableness of the           providing satisfactory services in            was fair and reasonable.
Advisory Agreement at the meeting on         accordance with the terms of the
June 30, 2005 and as part of the Board's     Advisory Agreement.                           o Fees relative to those of comparable
ongoing oversight of the Fund. In their                                                    funds with other advisors. The Board
deliberations, the Board and the             o The performance of the Fund relative        reviewed the advisory fee rate for the
independent trustees did not identify        to comparable funds. The Board reviewed       Fund under the Advisory Agreement.
any particular factor that was               the performance of the Fund during the        The Board compared effective contractual
controlling, and each trustee attributed     past one, three and five calendar years       advisory fee rates at a common asset
different weights to the various             against the performance of funds advised      level and noted that the Fund's rate was
factors.                                     by other advisors with investment             below the median rate of the funds
                                             strategies comparable to those of the         advised by other advisors with
   One of the responsibilities of the        Fund. The Board noted that the Fund's         investment strategies comparable to those
Senior Officer of the Fund, who is           performance in such periods was above         of the Fund that the Board reviewed.
independent of AIM and AIM's affiliates,     the median performance of such                The Board noted that AIM has agreed to
is to manage the process by which the        comparable funds. Based on this review,       waive fees and/or limit expenses of the
Fund's proposed management fees are          the Board concluded that no changes           Fund, as discussed below. Based on this
negotiated to ensure that they are           should be made to the Fund and that it        review, the Board concluded that the
negotiated in a manner which is at arm's     was not necessary to change the Fund's        advisory fee rate for the Fund under the
length and reasonable. To that end, the      portfolio management team at this time.       Advisory Agreement was fair and
Senior Officer must either supervise a                                                     reasonable.
competitive bidding process or prepare       o The performance of the Fund relative
an independent written evaluation. The       to indices. The Board reviewed the            o Expense limitations and fee waivers.
Senior Officer has recommended an            performance of the Fund during the past       The Board noted that AIM has
independent written evaluation in lieu       one, three and five calendar years            contractually agreed to waive fees
of a competitive bidding process and,        against the performance of the Lipper         and/or limit expenses of the Fund in an
upon the direction of the Board, has         Institutional U.S. Treasury Money Market      amount necessary to limit total annual
prepared such an independent written         Index.* The Board noted that the Fund's       operating expenses to a specified
evaluation. Such written evaluation also     performance for the one and three year        percentage of average daily net assets
considered certain of the factors            periods was above the performance of          for each class of the Fund. The Board
discussed below. In addition, as             such Index and comparable to such Index       considered the contractual nature of
discussed below, the Senior Officer made     for the five year period. Based on this       this fee waiver/expense limitation and
certain recommendations to the Board in      review, the Board concluded that no           noted that it remains in effect until
connection with such written evaluation.     changes should be made to the Fund and        August 31, 2006. The Board considered
                                             that it was not necessary to change the       the effect this fee waiver/expense
   The discussion below serves as a          Fund's portfolio management team at this      limitation would have on the Fund's
summary of the Senior Officer's              time.                                         estimated expenses and concluded that
independent written evaluation and                                                         the levels of fee waivers/expense
recommendations to the Board in              o Meeting with the Fund's portfolio           limitations for the Fund were fair and
connection therewith, as well as a           managers and investment personnel. With       reasonable.
discussion of the material factors and       respect to the Fund, the Board is
the conclusions with respect thereto         meeting periodically with such Fund's         o Breakpoints and economies of scale.
that formed the basis for the Board's        portfolio managers and/or other               The Board reviewed the structure of the
approval of the Advisory Agreement.          investment personnel and believes that        Fund's advisory fee under the Advisory
After consideration of all of the            such individuals are competent and able       Agreement, noting that it does not
factors below and based on its informed      to continue to carry out their                include any breakpoints. The Board
business judgment, the Board determined      responsibilities under the Advisory           considered whether it would be
that the Advisory Agreement is in the        Agreement.                                    appropriate to add advisory fee
best interests of the Fund and its                                                         breakpoints for the Fund or whether, due
shareholders and that the compensation       o Overall performance of AIM. The Board       to the nature of the Fund and the
to AIM under the Advisory Agreement is       considered the overall performance of         advisory fee structures of comparable
fair and reasonable and would have been      AIM in providing investment advisory and      funds, it was reasonable to structure
obtained through arm's length                portfolio administrative services to the      the advisory fee without breakpoints.
negotiations.                                Fund and concluded that such performance      Based on this review, the Board
                                             was satisfactory.                             concluded that it was not necessary to
o The nature and extent of the advisory                                                    add advisory fee breakpoints to the
services to be provided by AIM. The                                                        Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                          reviewed the level of the Fund's
provided by AIM under the Advisory                                                         advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                       as a percentage of the Fund's net
Board concluded that the range of                                                          assets, would remain constant under the
services to be provided by AIM under the                                                   Advisory Agreement because the Advisory
Advisory Agreement was appropriate and                                                     Agreement does not include any
that AIM currently is providing services                                                   breakpoints. The Board concluded that
in accordance with the terms of the                                                        the Fund's fee levels under the Advisory
Advisory Agreement.                                                                        Agreement therefore would not reflect
                                                                                           economies of scale.








*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                                                          (continued)

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by other funds advised by AIM are used
pursuant to the terms of an SEC              to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that such
advised money market funds, including a      arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in light of
transaction costs. The Board also found      the Fund's needs. The Board considered
that the Fund will not receive reduced       whether AIM is financially sound and has
services if it invests its cash balances     the resources necessary to perform its
in such money market funds. The Board        obligations under the Advisory
noted that, to the extent the Fund           Agreement, and concluded that AIM has
invests in affiliated money market           the financial resources necessary to
funds, AIM has voluntarily agreed to         fulfill its obligations under the
waive a portion of the advisory fees it      Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further           o Historical relationship between the
determined that the proposed securities      Fund and AIM. In determining whether to
lending program and related procedures       continue the Advisory Agreement for the
with respect to the lending Fund is in       Fund, the Board also considered the
the best interests of the lending Fund       prior relationship between AIM and the
and its respective shareholders. The         Fund, as well as the Board's knowledge
Board therefore concluded that the           of AIM's operations, and concluded that
investment of cash collateral received       it was beneficial to maintain the
in connection with the securities            current relationship, in part, because
lending program in the money market          of such knowledge. The Board also
funds according to the procedures is in      reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders.             currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation and
the recommendation made by the Senior        o Other factors and current trends. In
Officer to the Board that the Board          determining whether to continue the
consider implementing a process to           Advisory Agreement for the Fund, the
assist them in more closely monitoring       Board considered the fact that AIM,
the performance of the AIM Funds. The        along with others in the mutual fund
Board concluded that it would be             industry, is subject to regulatory
advisable to implement such a process as     inquiries and litigation related to a
soon as reasonably practicable.              wide range of issues. The Board also
                                             considered the governance and compliance
o Profitability of AIM and its               reforms being undertaken by AIM and its
affiliates. The Board reviewed               affiliates, including maintaining an
information concerning the profitability     internal controls committee and
of AIM's (and its affiliates')               retaining an independent compliance
investment advisory and other activities     consultant, and the fact that AIM has
and its financial condition. The Board       undertaken to cause the Fund to operate
considered the overall profitability of      in accordance with certain governance
AIM, as well as the profitability of AIM     policies and practices. The Board
in connection with managing the Fund.        concluded that these actions indicated a
The Board noted that AIM's operations        good faith effort on the part of AIM to
remain profitable, although increased        adhere to the highest ethical standards,
expenses in recent years have reduced        and determined that the current
AIM's profitability. Based on the review     regulatory and litigation environment to
of the profitability of AIM's and its        which AIM is subject should not prevent
affiliates' investment advisory and          the Board from continuing the Advisory
other activities and its financial           Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   PRIVATE INVESTMENT CLASS
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------------
                                                                 2005            2004            2003         2002        2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.02           0.01             0.01        0.02        0.05
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         0.00           0.00            (0.00)       0.00        0.00
================================================================================================================================
    Total from investment operations                                0.02           0.01             0.01        0.02        0.05
================================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.00)         (0.00)              --          --          --
================================================================================================================================
    Total distributions                                            (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
================================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                     2.06%          0.68%            0.98%       1.77%       5.05%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,229,249       $808,852       $1,100,857    $672,455    $608,022
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%            0.41%       0.40%       0.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.70%(b)       0.69%            0.69%       0.65%       0.60%
================================================================================================================================
Ratio of net investment income to average net assets                2.03%(b)       0.65%            0.97%       1.72%       4.82%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $794,720,678.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  TRE-AR-5             Fund Management Company

                                                              TREASURY PORTFOLIO

                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                                 August 31, 2005
                                                                   Annual Report



[COVER IMAGE]                      ANNUAL



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

[1980-2005 25TH CASH MANAGEMENT LOGO]

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance
      [GRAHAM       of the Reserve Class of the Treasury Portfolio of Short-Term
      PHOTO]        Investments Trust, part of AIM Cash Management, covering the fiscal year ended August 31, 2005. This year, AIM Cash
                    Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

 ROBERT H. GRAHAM       The Portfolio seeks to maximize current income
                    consistent with the preservation of capital and the maintenance of liquidity.

                        The Portfolio invests in direct obligations of the U.S.
                    Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                        Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
    [WILLIAMSON     higher yields, the portfolio continued to provide attractive
      PHOTO]        returns. The portfolio continued to maintain a relatively
                    short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio also continues to hold the highest
                    credit-quality ratings given by three widely known credit MARK H. WILLIAMSON rating agencies: AAAm from Standard & Poor's, Aaa from
                    Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.


                   =====================================  ==========================================
                   Data as of 8/31/05

                   YIELD                                   WEIGHTED AVERAGE MATURITY

                   7-DAY SEC YIELD         MONTHLY YIELD   RANGE DURING FISCAL YEAR   FISCAL YEAR END

                       2.52%                   2.43%             19-42 Days              30 Days

                   =====================================  ==========================================

                   =================================================================================

                   NET ASSETS AT FISCAL YEAR END

                   $77.2 MILLION

                   The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.
                   =================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

Robert H. Graham                    Mark H. Williamson
Vice Chair & President,             Director & President,
Short-Term Investments Trust        A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


======================================       The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                              75.6%
8-30                              1.7
31-60                             1.7
61-90                             8.2
91-150                            7.3
151-210                           3.4
211+                              2.1
======================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
[CROCKETT          approved voluntary fee reductions from A I M Advisors, Inc.
   PHOTO]          (AIM) that save shareholders approximately $20.8 million
                   annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
ongoing costs, including management          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
fees; distribution and/or service fees       multiply the result by the number in the     may use this information to compare the
(12b-1); and other Fund expenses. This       table under the heading entitled "Actual     ongoing costs of investing in the Fund
example is intended to help you              Expenses Paid During Period" to estimate     and other funds. To do so, compare this
understand your ongoing costs (in            the expenses you paid on your account        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     during this period.                          hypothetical examples that appear in the
compare these costs with ongoing costs                                                    shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR
example is based on an investment of         COMPARISON PURPOSES                              Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        The table below also provides                ongoing costs only. Therefore, the
March 1, 2005, through August 31, 2005.      information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       not help you determine the relative
                                             an assumed rate of return of 5% per year     total costs of owning different funds.
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                            ACTUAL                                  HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT         ENDING ACCOUNT            EXPENSES        ENDING ACCOUNT                   EXPENSES
 SHARE                VALUE                   VALUE                PAID DURING          VALUE                       PAID DURING
 CLASS               (3/1/05)              (8/31/05)(1)             PERIOD(2)         (8/31/05)                       PERIOD(2)

Reserve             $1,000.00               $1,010.00                 $5.02           $1,020.21                        $5.04


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Short-Term          o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Treasury Portfolio         credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                   this rate was comparable to the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             fee rates for two institutional money
("AIM"). Based upon the recommendation       investment advisory services, the Board      market funds, and lower than the
of the Investments Committee of the          reviewed the qualifications of AIM's         advisory fee rates for a third
Board, which is comprised solely of          investment personnel and considered such     institutional money market fund (which
independent trustees, at a meeting held      issues as AIM's portfolio and product        has an "all-in" fee structure whereby
on June 30, 2005, the Board, including       review process, AIM's legal and              AIM pays all of the fund's ordinary
all of the independent trustees,             compliance function, AIM's use of            operating expenses), advised by AIM with
approved the continuance of the advisory     technology, AIM's portfolio                  investment strategies comparable to
agreement (the "Advisory Agreement")         administration function and the quality      those of the Fund. The Board noted that
between the Fund and AIM for another         of AIM's investment research. Based on       AIM has agreed to waive fees and/or
year, effective July 1, 2005.                the review of these and other factors,       limit expenses of the Fund, as discussed
                                             the Board concluded that the quality of      below. Based on this review, the Board
    The Board considered the factors         services to be provided by AIM was           concluded that the advisory fee rate for
discussed below in evaluating the            appropriate and that AIM currently is        the Fund under the Advisory Agreement
fairness and reasonableness of the           providing satisfactory services in           was fair and reasonable.
Advisory Agreement at the meeting on         accordance with the terms of the
June 30, 2005 and as part of the Board's     Advisory Agreement.                          o Fees relative to those of comparable
ongoing oversight of the Fund. In their                                                   funds with other advisors. The Board
deliberations, the Board and the             o The performance of the Fund relative       reviewed the advisory fee rate for the
independent trustees did not identify        to comparable funds. The Board reviewed      Fund under the Advisory Agreement. The
any particular factor that was               the performance of the Fund during the       Board compared effective contractual
controlling, and each trustee attributed     past one, three and five calendar years      advisory fee rates at a common asset
different weights to the various             against the performance of funds advised     level and noted that the Fund's rate was
factors.                                     by other advisors with investment            below the median rate of the funds
                                             strategies comparable to those of the        advised by other advisors with
    One of the responsibilities of the       Fund. The Board noted that the Fund's        investment strategies comparable to
Senior Officer of the Fund, who is           performance in such periods was above        those of the Fund that the Board
independent of AIM and AIM's affiliates,     the median performance of such               reviewed. The Board noted that AIM has
is to manage the process by which the        comparable funds. Based on this review,      agreed to waive fees and/or limit
Fund's proposed management fees are          the Board concluded that no changes          expenses of the Fund, as discussed
negotiated to ensure that they are           should be made to the Fund and that it       below. Based on this review, the Board
negotiated in a manner which is at arm's     was not necessary to change the Fund's       concluded that the advisory fee rate for
length and reasonable. To that end, the      portfolio management team at this time.      the Fund under the Advisory Agreement
Senior Officer must either supervise a                                                    was fair and reasonable.
competitive bidding process or prepare       o The performance of the Fund relative
an independent written evaluation. The       to indices. The Board reviewed the           o Expense limitations and fee waivers.
Senior Officer has recommended an            performance of the Fund during the past      The Board noted that AIM has
independent written evaluation in lieu       one, three and five calendar years           contractually agreed to waive fees
of a competitive bidding process and,        against the performance of the Lipper        and/or limit expenses of the Fund in an
upon the direction of the Board, has         Institutional U.S. Treasury Money Market     amount necessary to limit total annual
prepared such an independent written         Index.* The Board noted that the Fund's      operating expenses to a specified
evaluation. Such written evaluation also     performance for the one and three year       percentage of average daily net assets
considered certain of the factors            periods was above the performance of         for each class of the Fund. The Board
discussed below. In addition, as             such Index and comparable to such Index      considered the contractual nature of
discussed below, the Senior Officer made     for the five year period. Based on this      this fee waiver/expense limitation and
certain recommendations to the Board in      review, the Board concluded that no          noted that it remains in effect until
connection with such written evaluation.     changes should be made to the Fund and       August 31, 2006. The Board considered
                                             that it was not necessary to change the      the effect this fee waiver/expense
    The discussion below serves as a         Fund's portfolio management team at this     limitation would have on the Fund's
summary of the Senior Officer's              time.                                        estimated expenses and concluded that
independent written evaluation and                                                        the levels of fee waivers/expense
recommendations to the Board in              o Meeting with the Fund's portfolio          limitations for the Fund were fair and
connection therewith, as well as a           managers and investment personnel. With      reasonable.
discussion of the material factors and       respect to the Fund, the Board is
the conclusions with respect thereto         meeting periodically with such Fund's        o Breakpoints and economies of scale.
that formed the basis for the Board's        portfolio managers and/or other              The Board reviewed the structure of the
approval of the Advisory Agreement.          investment personnel and believes that       Fund's advisory fee under the Advisory
After consideration of all of the            such individuals are competent and able      Agreement, noting that it does not
factors below and based on its informed      to continue to carry out their               include any breakpoints. The Board
business judgment, the Board determined      responsibilities under the Advisory          considered whether it would be
that the Advisory Agreement is in the        Agreement.                                   appropriate to add advisory fee
best interests of the Fund and its                                                        breakpoints for the Fund or whether, due
shareholders and that the compensation       o Overall performance of AIM. The Board      to the nature of the Fund and the
to AIM under the Advisory Agreement is       considered the overall performance of        advisory fee structures of comparable
fair and reasonable and would have been      AIM in providing investment advisory and     funds, it was reasonable to structure
obtained through arm's length                portfolio administrative services to the     the advisory fee without breakpoints.
negotiations.                                Fund and concluded that such performance     Based on this review, the Board
                                             was satisfactory.                            concluded that it was not necessary to
o The nature and extent of the advisory                                                   add advisory fee breakpoints to the
services to be provided by AIM. The                                                       Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                         reviewed the level of the Fund's
provided by AIM under the Advisory                                                        advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                      as a percentage of the Fund's net
Board concluded that the range of                                                         assets, would remain constant under the
services to be provided by AIM under the                                                  Advisory Agreement because the Advisory
Advisory Agreement was appropriate and                                                    Agreement does not include any
that AIM currently is providing services                                                  breakpoints. The Board concluded that
in accordance with the terms of the                                                       the Fund's fee levels under the Advisory
Advisory Agreement.                                                                       Agreement therefore would not reflect
                                                                                          economies of scale.

*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

o Investments in affiliated money market              o Benefits of soft dollars to AIM. The
funds. The Board also took into account               Board considered the benefits realized
the fact that uninvested cash and cash                by AIM as a result of brokerage
collateral from securities lending                    transactions executed through "soft
arrangements (collectively, "cash                     dollar" arrangements. Under these
balances") of the Fund may be invested                arrangements, brokerage commissions paid
in money market funds advised by AIM                  by other funds advised by AIM are used
pursuant to the terms of an SEC                       to pay for research and execution
exemptive order. The Board found that                 services. This research may be used by
the Fund may realize certain benefits                 AIM in making investment decisions for
upon investing cash balances in AIM                   the Fund. The Board concluded that such
advised money market funds, including a               arrangements were appropriate.
higher net return, increased liquidity,
increased diversification or decreased                o AIM's financial soundness in light of
transaction costs. The Board also found               the Fund's needs. The Board considered
that the Fund will not receive reduced                whether AIM is financially sound and has
services if it invests its cash balances              the resources necessary to perform its
in such money market funds. The Board                 obligations under the Advisory
noted that, to the extent the Fund                    Agreement, and concluded that AIM has
invests in affiliated money market                    the financial resources necessary to
funds, AIM has voluntarily agreed to                  fulfill its obligations under the
waive a portion of the advisory fees it               Advisory Agreement.
receives from the Fund attributable to
such investment. The Board further                    o Historical relationship between the
determined that the proposed securities               Fund and AIM. In determining whether to
lending program and related procedures                continue the Advisory Agreement for the
with respect to the lending Fund is in                Fund, the Board also considered the
the best interests of the lending Fund                prior relationship between AIM and the
and its respective shareholders. The                  Fund, as well as the Board's knowledge
Board therefore concluded that the                    of AIM's operations, and concluded that
investment of cash collateral received                it was beneficial to maintain the
in connection with the securities                     current relationship, in part, because
lending program in the money market                   of such knowledge. The Board also
funds according to the procedures is in               reviewed the general nature of the non-
the best interests of the lending Fund                investment advisory services currently
and its respective shareholders.                      performed by AIM and its affiliates,
                                                      such as administrative, transfer agency
o Independent written evaluation and                  and distribution services, and the fees
recommendations of the Fund's Senior                  received by AIM and its affiliates for
Officer. The Board noted that, upon                   performing such services. In addition to
their direction, the Senior Officer of                reviewing such services, the trustees
the Fund, who is independent of AIM and               also considered the organizational
AIM's affiliates, had prepared an                     structure employed by AIM and its
independent written evaluation in order               affiliates to provide those services.
to assist the Board in determining the                Based on the review of these and other
reasonableness of the proposed                        factors, the Board concluded that AIM
management fees of the AIM Funds,                     and its affiliates were qualified to
including the Fund. The Board noted that              continue to provide non-investment
the Senior Officer's written evaluation               advisory services to the Fund, including
had been relied upon by the Board in                  administrative, transfer agency and
this regard in lieu of a competitive                  distribution services, and that AIM and
bidding process. In determining whether               its affiliates currently are providing
to continue the Advisory Agreement for                satisfactory non-investment advisory
the Fund, the Board considered the                    services.
Senior Officer's written evaluation and
the recommendation made by the Senior                 o Other factors and current trends. In
Officer to the Board that the Board                   determining whether to continue the
consider implementing a process to                    Advisory Agreement for the Fund, the
assist them in more closely monitoring                Board considered the fact that AIM,
the performance of the AIM Funds. The                 along with others in the mutual fund
Board concluded that it would be                      industry, is subject to regulatory
advisable to implement such a process as              inquiries and litigation related to a
soon as reasonably practicable.                       wide range of issues. The Board also
                                                      considered the governance and compliance
o Profitability of AIM and its                        reforms being undertaken by AIM and its
affiliates. The Board reviewed                        affiliates, including maintaining an
information concerning the profitability              internal controls committee and
of AIM's (and its affiliates')                        retaining an independent compliance
investment advisory and other activities              consultant, and the fact that AIM has
and its financial condition. The Board                undertaken to cause the Fund to operate
considered the overall profitability of               in accordance with certain governance
AIM, as well as the profitability of AIM              policies and practices. The Board
in connection with managing the Fund.                 concluded that these actions indicated a
The Board noted that AIM's operations                 good faith effort on the part of AIM to
remain profitable, although increased                 adhere to the highest ethical standards,
expenses in recent years have reduced                 and determined that the current
AIM's profitability. Based on the review              regulatory and litigation environment to
of the profitability of AIM's and its                 which AIM is subject should not prevent
affiliates' investment advisory and                   the Board from continuing the Advisory
other activities and its financial                    Agreement for the Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2005          2004           2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01         0.002          0.004        0.01        0.04
--------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      0.00         0.000         (0.000)       0.00        0.00
==========================================================================================================================
    Total from investment operations                             0.01         0.002          0.004        0.01        0.04
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.01)       (0.002)        (0.004)      (0.01)      (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)       (0.002)            --          --          --
==========================================================================================================================
    Total distributions                                         (0.01)       (0.002)         0.004       (0.01)      (0.04)
==========================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  1.48%         0.11%          0.41%       1.26%       4.53%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,202       $79,975       $119,660    $162,819    $212,818
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.98%          0.97%       0.90%       0.90%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.20%(b)      1.19%          1.19%       1.15%       1.10%
==========================================================================================================================
Ratio of net investment income to average net assets             1.46%(b)      0.09%          0.41%       1.22%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,099,977.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               TRE-AR-7                Fund Management Company

                                                              TREASURY PORTFOLIO

                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)



                                                                 August 31, 2005
                                                                   Annual Report


[COVER IMAGE]                        ANNUAL


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


[1980-2005 25TH CASH MANAGEMENT LOGO]

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance
                   of the Resource Class of the Treasury Portfolio of Short-Term
      [GRAHAM      Investments Trust, part of AIM Cash Management, covering the
      PHOTO]       fiscal year ended August 31, 2005. This year, AIM Cash
                   Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach this milestone.

                       The Portfolio seeks to maximize current income consistent ROBERT H. GRAHAM with the preservation of capital and the maintenance of liquidity.

                       The Portfolio invests in direct obligations of the U.S.
                   Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the portfolio will have maturities of 397 days or less.

                       Through a combination of short-term cash management
                   vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive
    [WILLIAMSON    returns. The portfolio continued to maintain a relatively
      PHOTO]       short maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio also continues to hold the highest
                   credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from
MARK H. WILLIAMSON Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                           =====================================     =============================================
                           Data as of 8/31/05

                           YIELD                                     WEIGHTED AVERAGE MATURITY

                           7-DAY SEC YIELD         MONTHLY YIELD     RANGE DURING FISCAL YEAR      FISCAL YEAR END

                                3.23%                  3.14%                 19-42 Days               30 Days

                           =====================================     =============================================

                           =======================================================================================

                           NET ASSETS AT FISCAL YEAR END

                           $301.1 MILLION

                           The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had certain fees not been waived and/or certain expenses reimbursed by the advisor and distributor, performance would have been lower.

                           =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the final two quarters of 2004, annualized gross domestic product (GDP) measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results--3.8% for the first quarter followed by 3.3% for the second quarter.

    In response to evidence of economic growth, short-term interest rates have risen throughout the fiscal year. When the year began, the federal funds target rate was 1.50%. During the year, the Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

    As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statements that accompany each rate increase, many market observers anticipate additional rate hikes.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                         /s/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Vice Chair & President,                      Director & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.



===================================          The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

In days, as of 8/31/05

1-7                          75.6%
8-30                          1.7
31-60                         1.7
61-90                         8.2
91-150                        7.3
151-210                       3.4
211+                          2.1
===================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.

================================================================================

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
                   (AIM) that save shareholders approximately $20.8 million
                   annually, based on asset levels as of March 31, 2005. The
   [CROCKETT       majority of these expense reductions, which took effect July
     PHOTO]        1, 2005, will be achieved by a permanent reduction to 0.25%
                   of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place BRUCE L. CROCKETT over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                   Sincerely,


                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds


                   October 13, 2005

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                   expenses that you paid over the                     The hypothetical account values
                                          period. Simply divide your account              and expenses may not be used to
As a shareholder of the Fund, you         value by $1,000 (for example, an                estimate the actual ending account
incur ongoing costs, including            $8,600 account value divided by $1,000          balance or expenses you paid for the
management fees; distribution and/or      = 8.6), then multiply the result by             period. You may use this information
service fees (12b-1); and other Fund      the number in the table under the               to compare the ongoing costs of
expenses. This example is intended to     heading entitled "Actual Expenses Paid          investing in the Fund and other funds.
help you understand your ongoing costs    During Period" to estimate the                  To do so, compare this 5% hypothetical
(in dollars) of investing in the Fund     expenses you paid on your account               example with the 5% hypothetical
and to compare these costs with           during this period.                             examples that appear in the
ongoing costs of investing in other                                                       shareholder reports of the other
mutual funds. The example is based on     HYPOTHETICAL EXAMPLE FOR                        funds.
an investment of $1,000 invested at       COMPARISON PURPOSES
the beginning of the period and held                                                          Please note that the expenses
for the entire period March 1, 2005,      The table below also provides                   shown in the table are meant to
through August 31, 2005.                  information about hypothetical account          highlight your ongoing costs only.
                                          values and hypothetical expenses based          Therefore, the hypothetical
ACTUAL EXPENSES                           on the Fund's actual expense ratio and          information is useful in comparing
                                          an assumed rate of return of 5% per             ongoing costs only, and will not help
The table below provides information      year before expenses, which is not the          you determine the relative total costs
about actual account values and actual    Fund's actual return.                           of owning different funds.
expenses. You may use the information
in this table, together with the
amount you invested, to estimate the

===================================================================================================================================
                                                         ACTUAL                                 HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES           ENDING ACCOUNT           EXPENSES
  SHARE                 VALUE                 VALUE              PAID DURING              VALUE              PAID DURING
  CLASS               (3/1/05)            (8/31/05)(1)            PERIOD(2)             (8/31/05)             PERIOD(2)

Resource            $  1,000.00           $  1,013.60            $      1.42           $  1,023.79           $      1.43

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource Class shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

===================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Short-Term          o The quality of services to be              o Fees relative to those of clients of
Investments Trust (the "Board")              provided by AIM. The Board reviewed          AIM with comparable investment
oversees the management of Treasury          the credentials and experience of the        strategies. The Board reviewed the
Portfolio (the "Fund") and, as               officers and employees of AIM who will       advisory fee rate for the Fund under
required by law, determines annually         provide investment advisory services         the Advisory Agreement. The Board
whether to approve the continuance of        to the Fund. In reviewing the                noted that this rate was comparable to
the Fund's advisory agreement with A I       qualifications of AIM to provide             the advisory fee rates for two
M Advisors, Inc. ("AIM"). Based upon         investment advisory services, the            institutional money market funds, and
the recommendation of the Investments        Board reviewed the qualifications of         lower than the advisory fee rates for
Committee of the Board, which is             AIM's investment personnel and               a third institutional money market
comprised solely of independent              considered such issues as AIM's              fund (which has an "all-in" fee
trustees, at a meeting held on June          portfolio and product review process,        structure whereby AIM pays all of the
30, 2005, the Board, including all of        AIM's legal and compliance function,         fund's ordinary operating expenses),
the independent trustees, approved the       AIM's use of technology, AIM's               advised by AIM with investment
continuance of the advisory agreement        portfolio administration function and        strategies comparable to those of the
(the "Advisory Agreement") between the       the quality of AIM's investment              Fund. The Board noted that AIM has
Fund and AIM for another year,               research. Based on the review of these       agreed to waive fees and/or limit
effective July 1, 2005.                      and other factors, the Board concluded       expenses of the Fund, as discussed
                                             that the quality of services to be           below. Based on this review, the Board
    The Board considered the factors         provided by AIM was appropriate and          concluded that the advisory fee rate
discussed below in evaluating the            that AIM currently is providing              for the Fund under the Advisory
fairness and reasonableness of the           satisfactory services in accordance          Agreement was fair and reasonable.
Advisory Agreement at the meeting on         with the terms of the Advisory
June 30, 2005 and as part of the             Agreement.                                   o Fees relative to those of comparable
Board's ongoing oversight of the Fund.                                                    funds with other advisors. The Board
In their deliberations, the Board and        o The performance of the Fund relative       reviewed the advisory fee rate for the
the independent trustees did not             to comparable funds. The Board               Fund under the Advisory Agreement. The
identify any particular factor that          reviewed the performance of the Fund         Board compared effective contractual
was controlling, and each trustee            during the past one, three and five          advisory fee rates at a common asset
attributed different weights to the          calendar years against the performance       level and noted that the Fund's rate
various factors.                             of funds advised by other advisors           was below the median rate of the funds
                                             with investment strategies comparable        advised by other advisors with
    One of the responsibilities of the       to those of the Fund. The Board noted        investment strategies comparable to
Senior Officer of the Fund, who is           that the Fund's performance in such          those of the Fund that the Board
independent of AIM and AIM's                 periods was above the median                 reviewed. The Board noted that AIM has
affiliates, is to manage the process         performance of such comparable funds.        agreed to waive fees and/or limit
by which the Fund's proposed                 Based on this review, the Board              expenses of the Fund, as discussed
management fees are negotiated to            concluded that no changes should be          below. Based on this review, the Board
ensure that they are negotiated in a         made to the Fund and that it was not         concluded that the advisory fee rate
manner which is at arm's length and          necessary to change the Fund's               for the Fund under the Advisory
reasonable. To that end, the Senior          portfolio management team at this            Agreement was fair and reasonable.
Officer must either supervise a              time.
competitive bidding process or prepare                                                    o Expense limitations and fee waivers.
an independent written evaluation. The       o The performance of the Fund relative       The Board noted that AIM has
Senior Officer has recommended an            to indices. The Board reviewed the           contractually agreed to waive fees
independent written evaluation in lieu       performance of the Fund during the           and/or limit expenses of the Fund in
of a competitive bidding process and,        past one, three and five calendar            an amount necessary to limit total
upon the direction of the Board, has         years against the performance of the         annual operating expenses to a
prepared such an independent written         Lipper Institutional U.S. Treasury           specified percentage of average daily
evaluation. Such written evaluation          Money Market Index.* The Board noted         net assets for each class of the Fund.
also considered certain of the factors       that the Fund's performance for the          The Board considered the contractual
discussed below. In addition, as             one and three year periods was above         nature of this fee waiver/expense
discussed below, the Senior Officer          the performance of such Index and            limitation and noted that it remains
made certain recommendations to the          comparable to such Index for the five        in effect until August 31, 2006. The
Board in connection with such written        year period. Based on this review, the       Board considered the effect this fee
evaluation.                                  Board concluded that no changes should       waiver/expense limitation would have
                                             be made to the Fund and that it was          on the Fund's estimated expenses and
    The discussion below serves as a         not necessary to change the Fund's           concluded that the levels of fee
summary of the Senior Officer's              portfolio management team at this            waivers/expense limitations for the
independent written evaluation and           time.                                        Fund were fair and reasonable.
recommendations to the Board in
connection therewith, as well as a           o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
discussion of the material factors and       managers and investment personnel.           The Board reviewed the structure of
the conclusions with respect thereto         With respect to the Fund, the Board is       the Fund's advisory fee under the
that formed the basis for the Board's        meeting periodically with such Fund's        Advisory Agreement, noting that it
approval of the Advisory Agreement.          portfolio managers and/or other              does not include any breakpoints. The
After consideration of all of the            investment personnel and believes that       Board considered whether it would be
factors below and based on its               such individuals are competent and           appropriate to add advisory fee
informed business judgment, the Board        able to continue to carry out their          breakpoints for the Fund or whether,
determined that the Advisory Agreement       responsibilities under the Advisory          due to the nature of the Fund and the
is in the best interests of the Fund         Agreement.                                   advisory fee structures of comparable
and its shareholders and that the                                                         funds, it was reasonable to structure
compensation to AIM under the Advisory       o Overall performance of AIM. The            the advisory fee without breakpoints.
Agreement is fair and reasonable and         Board considered the overall                 Based on this review, the Board
would have been obtained through arm's       performance of AIM in providing              concluded that it was not necessary to
length negotiations.                         investment advisory and portfolio            add advisory fee breakpoints to the
                                             administrative services to the Fund          Fund's advisory fee schedule. The
o The nature and extent of the               and concluded that such performance          Board reviewed the level of the Fund's
advisory services to be provided by          was satisfactory.                            advisory fees, and noted that such
AIM. The Board reviewed the services                                                      fees, as a percentage of the Fund's
to be provided by AIM under the                                                           net assets, would remain constant
Advisory Agreement. Based on such                                                         under the Advisory Agreement because
review, the Board concluded that the                                                      the Advisory Agreement does not
range of services to be provided by                                                       include any breakpoints. The Board
AIM under the Advisory Agreement was                                                      concluded that the Fund's fee levels
appropriate and that AIM currently is                                                     under the Advisory Agreement therefore
providing services in accordance with                                                     would not reflect economies of scale.
the terms of the Advisory Agreement.

*The Lipper Institutional U.S. Treasury Money Market Index represents an average of the 30 largest institutional U.S. Treasury money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)



o Investments in affiliated money            o Benefits of soft dollars to AIM. The
market funds. The Board also took into       Board considered the benefits realized
account the fact that uninvested cash        by AIM as a result of brokerage
and cash collateral from securities          transactions executed through "soft
lending arrangements (collectively,          dollar" arrangements. Under these
"cash balances") of the Fund may be          arrangements, brokerage commissions
invested in money market funds advised       paid by other funds advised by AIM are
by AIM pursuant to the terms of an SEC       used to pay for research and execution
exemptive order. The Board found that        services. This research may be used by
the Fund may realize certain benefits        AIM in making investment decisions for
upon investing cash balances in AIM          the Fund. The Board concluded that
advised money market funds, including        such arrangements were appropriate.
a higher net return, increased
liquidity, increased diversification         o AIM's financial soundness in light
or decreased transaction costs. The          of the Fund's needs. The Board
Board also found that the Fund will          considered whether AIM is financially
not receive reduced services if it           sound and has the resources necessary
invests its cash balances in such            to perform its obligations under the
money market funds. The Board noted          Advisory Agreement, and concluded that
that, to the extent the Fund invests         AIM has the financial resources
in affiliated money market funds, AIM        necessary to fulfill its obligations
has voluntarily agreed to waive a            under the Advisory Agreement.
portion of the advisory fees it
receives from the Fund attributable to       o Historical relationship between the
such investment. The Board further           Fund and AIM. In determining whether
determined that the proposed                 to continue the Advisory Agreement for
securities lending program and related       the Fund, the Board also considered
procedures with respect to the lending       the prior relationship between AIM and
Fund is in the best interests of the         the Fund, as well as the Board's
lending Fund and its respective              knowledge of AIM's operations, and
shareholders. The Board therefore            concluded that it was beneficial to
concluded that the investment of cash        maintain the current relationship, in
collateral received in connection with       part, because of such knowledge. The
the securities lending program in the        Board also reviewed the general nature
money market funds according to the          of the non-investment advisory
procedures is in the best interests of       services currently performed by AIM
the lending Fund and its respective          and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition
Officer. The Board noted that, upon          to reviewing such services, the
their direction, the Senior Officer of       trustees also considered the
the Fund, who is independent of AIM          organizational structure employed by
and AIM's affiliates, had prepared an        AIM and its affiliates to provide
independent written evaluation in            those services. Based on the review of
order to assist the Board in                 these and other factors, the Board
determining the reasonableness of the        concluded that AIM and its affiliates
proposed management fees of the AIM          were qualified to continue to provide
Funds, including the Fund. The Board         non-investment advisory services to
noted that the Senior Officer's              the Fund, including administrative,
written evaluation had been relied           transfer agency and distribution
upon by the Board in this regard in          services, and that AIM and its
lieu of a competitive bidding process.       affiliates currently are providing
In determining whether to continue the       satisfactory non-investment advisory
Advisory Agreement for the Fund, the         services.
Board considered the Senior Officer's
written evaluation and the                   o Other factors and current trends. In
recommendation made by the Senior            determining whether to continue the
Officer to the Board that the Board          Advisory Agreement for the Fund, the
consider implementing a process to           Board considered the fact that AIM,
assist them in more closely monitoring       along with others in the mutual fund
the performance of the AIM Funds. The        industry, is subject to regulatory
Board concluded that it would be             inquiries and litigation related to a
advisable to implement such a process        wide range of issues. The Board also
as soon as reasonably practicable.           considered the governance and
                                             compliance reforms being undertaken by
o Profitability of AIM and its               AIM and its affiliates, including
affiliates. The Board reviewed               maintaining an internal controls
information concerning the                   committee and retaining an independent
profitability of AIM's (and its              compliance consultant, and the fact
affiliates') investment advisory and         that AIM has undertaken to cause the
other activities and its financial           Fund to operate in accordance with
condition. The Board considered the          certain governance policies and
overall profitability of AIM, as well        practices. The Board concluded that
as the profitability of AIM in               these actions indicated a good faith
connection with managing the Fund. The       effort on the part of AIM to adhere to
Board noted that AIM's operations            the highest ethical standards, and
remain profitable, although increased        determined that the current regulatory
expenses in recent years have reduced        and litigation environment to which
AIM's profitability. Based on the            AIM is subject should not prevent the
review of the profitability of AIM's         Board from continuing the Advisory
and its affiliates' investment               Agreement for the Fund.
advisory and other activities and its
financial condition, the Board
concluded that the compensation to be
paid by the Fund to AIM under its
Advisory Agreement was not excessive.

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      RESOURCE CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.01           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   2.21%          0.82%          1.12%       1.91%       5.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $301,176       $337,798       $624,053    $449,511    $369,204
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%          0.27%       0.26%       0.26%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.40%(b)       0.39%          0.39%       0.35%       0.30%
============================================================================================================================
Ratio of net investment income to average net assets              2.17%(b)       0.79%          1.11%       1.86%       4.96%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $340,812,362.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                        Group Inc. (financial services holding
   President                                      company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director, Chairman and President, A I M
                                                  Advisors, Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of
                                                  AIM and a global investment management
                                                  firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company) (owner) Dos Angelos Ranch, L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1981           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee                                        Formerly; Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President                          Assistant General Counsel, ICON
   (Senior Officer)                               Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Vice President and
                                                  General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.; and Director,
                                                  Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                   Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1989           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street            & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739
                              Americas
                              New York, NY 10036-2714



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.



For its tax year ended August 31, 2005, the Fund designates 0% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.



REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)


Of the ordinary dividends paid, 29.76% was derived from U.S. Treasury
Obligations.



U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.99%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  TRE-AR-4             Fund Management Company

ITEM 2. CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

On the date of the reporting period, August 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         The Registrant's Audit Committee appointed PricewaterhouseCoopers LLP ("PWC") as Registrant's principal independent registered public accounting firm for the fiscal year 2005. Such appointment was ratified and approved by the independent trustees of the Registrant's Board of Trustees. For the fiscal year ended 2004, Tait, Weller & Baker ("TWB") served as the Registrant's principal registered public accounting firm.

         The information set forth below for the 2005 fiscal year relates to fees billed by PWC. The information set forth below for the 2004 fiscal year relates to fees billed by TWB.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

         PWC (for 2005) and TWB (for 2004) billed the Registrant aggregate fees for services rendered to the Registrant as follows:

                                                  Percentage of Fees                           Percentage of Fees
                                                 Billed Applicable to                         Billed Applicable to
                                                  Non-Audit Services                           Non-Audit Services
                            Fees Billed by PWC    Provided for fiscal   Fees Billed by TWB     Provided for fiscal
                               for Services          year end 2005         for Services           year end 2004
                              Rendered to the     Pursuant to Waiver      Rendered to the      Pursuant to Waiver
                              Registrant for        of Pre-Approval       Registrant for         of Pre-Approval
                           fiscal year end 2005     Requirement(1)     fiscal year end 2004      Requirement(1)
                           --------------------  -------------------   --------------------   --------------------

Audit Fees                   $     98,833                    N/A           $     74,000                    N/A
Audit-Related Fees           $          0                      0%          $          0                      0%
Tax Fees(2)                  $     20,331                      0%          $     10,000                      0%
All Other Fees               $          0                      0%          $          0                      0%
                             ------------                                  ------------
Total Fees                   $    119,164                      0%          $     84,000                      0%

PWC billed the Registrant aggregate non-audit fees of $20,331 for the fiscal year ended 2005 for non-audit services rendered to the Registrant. TWB billed the Registrant aggregate non-audit fees of $10,000 for the fiscal year ended 2004 for non-audit services rendered to the Registrant.

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax Fees for the fiscal year end August 31, 2005 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end August 31, 2004 includes fees billed for reviewing tax returns.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

         PWC (for 2005) and TWB (for 2004) billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                           Fees Billed by PWC                            Fees Billed by TWB
                              for Non-Audit                                 for Non-Audit
                          Services Rendered to    Percentage of Fees    Services Rendered to     Percentage of Fees
                               AIM and AIM       Billed Applicable to        AIM and AIM        Billed Applicable to
                             Affiliates for       Non-Audit Services       Affiliates for        Non-Audit Services
                          fiscal year end 2005    Provided for fiscal   fiscal year end 2004    Provided for fiscal
                           That Were Required        year end 2005       That Were Required        year end 2004
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved      Pursuant to Waiver
                           by the Registrant's      of Pre-Approval      by the Registrant's      of Pre-Approval
                             Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                          --------------------   --------------------   --------------------   ---------------------

Audit-Related Fees(2)        $          0                      0%          $          0                      0%
Tax Fees                     $          0                      0%          $          0                      0%
All Other Fees               $          0                      0%          $          0                      0%
                             ------------                                  ------------
Total Fees(3)                $          0                      0%          $          0                      0%

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and TWB billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005


I.       STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.      DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.     AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.      NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.       PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.      PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

         o Bookkeeping or other services related to the accounting records or financial statements of the audit client

         o        Financial information systems design and implementation

         o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

         o        Actuarial services

         o        Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

         o        Management functions

         o        Human resources

         o Broker-dealer, investment adviser, or investment banking services

         o        Legal services

         o        Expert services unrelated to the audit

         o Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)          Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)          Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 9, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 9, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 9, 2005

                                  EXHIBIT INDEX


12(a) (1)         Code of Ethics.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.